UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller, Esq.

Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2023

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Alpha Strategy Fund	Health Care Fund
Focused Growth Fund	International Equity Fund
Focused Large Cap Value Fund	International Opportunities Fund
Focused Small Cap Value Fund	International Value Fund
Fundamental Equity Fund	Micro Cap Growth Fund
Global Equity Fund	Value Opportunities Fund
Growth Leaders Fund

For the six-month period ended April 30, 2023

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation/Sector

Schedules of Investments:

29	Alpha Strategy Fund

30	Focused Growth Fund

32	Focused Large Cap Value Fund

34	Focused Small Cap Value Fund

37	Fundamental Equity Fund

40	Global Equity Fund

45	Growth Leaders Fund

48	Health Care Fund

52	International Equity Fund

58	International Opportunities Fund

64	International Value Fund

69	Micro Cap Growth Fund

72	Value Opportunities Fund

76	Statements of Assets and Liabilities

84	Statements of Operations

90	Statements of Changes in Net Assets

104	Financial Highlights

154	Notes to Financial Statements

192	Supplemental Information to Shareholders

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund, Lord Abbett Focused Growth Fund, Lord Abbett Focused Large Cap Value Fund, Lord Abbett Focused Small Cap Value Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Global Equity Fund, Lord Abbett Growth Leaders Fund, Lord Abbett Health Care Fund, Lord Abbett International Equity Fund, Lord Abbett International Opportunities Fund, Lord Abbett International Value Fund, Lord Abbett Micro Cap Growth Fund, and Lord Abbett Value Opportunities Fund Semiannual Report

For the six-month period ended April 30, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Securities Trust for the six-month period ended April 30, 2023. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 through April 30, 2023).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/22 – 4/30/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Alpha Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	11/1/22	4/30/23	11/1/22 - 4/30/23
Class A
Actual	$1,000.00	$1,054.70	$2.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.16
Class C
Actual	$1,000.00	$1,050.70	$6.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91
Class F
Actual	$1,000.00	$1,054.90	$1.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.41	$1.40
Class F3
Actual	$1,000.00	$1,056.30	$0.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.35	$0.45
Class I
Actual	$1,000.00	$1,055.90	$0.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.90	$0.90
Class R2
Actual	$1,000.00	$1,052.70	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class R3
Actual	$1,000.00	$1,053.00	$3.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.41
Class R4
Actual	$1,000.00	$1,054.60	$2.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.66	$2.16
Class R5
Actual	$1,000.00	$1,055.80	$0.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.90	$0.90
Class R6
Actual	$1,000.00	$1,056.30	$0.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.35	$0.45

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.43% for Class A, 1.18% for Class C, 0.28% for Class F, 0.09% for Class F3, 0.18% for Class I, 0.78% for Class R2, 0.68% for Class R3, 0.43% for Class R4, 0.18% for Class R5 and 0.09% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Alpha Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

April 30, 2023

Underlying Fund Name	%*
Lord Abbett Developing Growth Fund, Inc. – Class I	19.90%
Lord Abbett Securities Trust – Focused Small Cap Value Fund – Class I	9.84%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	20.18%
Lord Abbett Securities Trust – Micro Cap Growth Fund – Class I	10.19%
Lord Abbett Research Fund, Inc. – Small Cap Value Fund – Class I	19.85%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	19.97%
Repurchase Agreements	0.07%
Total	100.00%

*	Represents percent of total investments, which excludes derivatives.

Focused Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/22	4/30/23	11/1/22 - 4/30/23
Class A
Actual	$1,000.00	$995.40	$5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$991.10	$8.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.87	$9.00
Class F
Actual	$1,000.00	$996.50	$3.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01
Class F3*
Actual	$1,000.00	$997.00	$3.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51
Class I
Actual	$1,000.00	$997.00	$3.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01
Class R3
Actual	$1,000.00	$994.40	$6.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.51
Class R4
Actual	$1,000.00	$994.90	$5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class R5
Actual	$1,000.00	$996.50	$3.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01
Class R6*
Actual	$1,000.00	$997.00	$3.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.80% for Class C, 0.80% for Class F, 0.70% for Class F3, 0.80% for Class I, 1.30% for Class R3, 1.05% for Class R4, 0.80% for Class R5 and 0.70% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.67% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$3.32	$3.36
Class R6	$3.32	$3.36

Portfolio Holdings Presented by Sector

April 30, 2023

Sector*	%**
Communication Services	13.33%
Consumer Discretionary	13.79%
Financials	4.25%
Health Care	12.62%
Industrials	2.40%
Information Technology	51.56%
Repurchase Agreements	2.05%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Focused Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/22	4/30/23	11/1/22 - 4/30/23
Class A
Actual	$1,000.00	$1,020.60	$4.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81
Class C
Actual	$1,000.00	$1,015.70	$8.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.31	$8.55
Class F
Actual	$1,000.00	$1,021.50	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class F3
Actual	$1,000.00	$1,021.80	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class I
Actual	$1,000.00	$1,022.10	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class R3
Actual	$1,000.00	$1,018.70	$6.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.06
Class R4
Actual	$1,000.00	$1,020.30	$4.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81
Class R5
Actual	$1,000.00	$1,021.60	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class R6
Actual	$1,000.00	$1,021.80	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.96% for Class A, 1.71% for Class C, 0.71% for Class F, 0.71% for Class F3, 0.71% for Class I, 1.21% for Class R3, 0.96% for Class R4, 0.71% for Class R5 and 0.71% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2023

Sector*	%**
Communication Services	5.47%
Consumer Discretionary	7.85%
Consumer Staples	5.53%
Energy	9.32%
Financials	30.91%
Health Care	15.27%
Industrials	19.28%
Information Technology	6.37%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Focused Small Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/22	4/30/23	11/1/22 - 4/30/23
Class A
Actual	$1,000.00	$1,012.60	$ 6.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$ 6.41
Class C
Actual	$1,000.00	$1,008.70	$10.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.73	$10.14
Class F
Actual	$1,000.00	$1,014.20	$ 5.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$ 5.16
Class F3*
Actual	$1,000.00	$1,014.30	$ 4.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$ 4.96
Class I
Actual	$1,000.00	$1,014.20	$ 5.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$ 5.16
Class R5
Actual	$1,000.00	$1,013.80	$ 5.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$ 5.16
Class R6*
Actual	$1,000.00	$1,014.70	$ 4.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$ 4.96

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.28% for Class A, 2.03% for Class C, 1.03% for Class F, 0.99% for Class F3, 1.03% for Class I, 1.03% for Class R5 and 0.99% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.97% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$4.84	$4.86
Class R6	$4.85	$4.86

Portfolio Holdings Presented by Sector

April 30, 2023

Sector*	%**
Communication Services	3.19%
Consumer Discretionary	10.86%
Consumer Staples	2.76%
Energy	6.44%
Financials	32.29%
Health Care	6.66%
Industrials	19.92%
Information Technology	8.51%
Materials	4.30%
Real Estate	4.30%
Repurchase Agreements	0.77%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Fundamental Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/22	4/30/23	11/1/22 - 4/30/23
Class A
Actual	$1,000.00	$1,026.10	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.13	$4.71
Class C
Actual	$1,000.00	$1,022.30	$8.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.41	$8.45
Class F
Actual	$1,000.00	$1,027.70	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.88	$3.96
Class F3
Actual	$1,000.00	$1,028.50	$3.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.72	$3.11
Class I
Actual	$1,000.00	$1,027.80	$3.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.46
Class P
Actual	$1,000.00	$1,025.60	$5.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.71
Class R2
Actual	$1,000.00	$1,025.00	$6.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.46
Class R3
Actual	$1,000.00	$1,025.70	$5.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.89	$5.96
Class R4
Actual	$1,000.00	$1,026.50	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.13	$4.71
Class R5
Actual	$1,000.00	$1,027.70	$3.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.46
Class R6
Actual	$1,000.00	$1,028.50	$3.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.72	$3.11

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.94% for Class A, 1.69% for Class C, 0.79% for Class F, 0.62% for Class F3, 0.69% for Class I, 1.14% for Class P, 1.29% for Class R2, 1.19% for Class R3, 0.94% for Class R4, 0.69% for Class R5 and 0.62% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2023

Sector*	%**
Communication Services	5.47%
Consumer Discretionary	6.78%
Consumer Staples	6.03%
Energy	8.30%
Financials	23.25%
Health Care	16.29%
Industrials	15.14%
Information Technology	10.85%
Materials	2.28%
Real Estate	2.92%
Utilities	2.26%
Repurchase Agreements	0.43%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Global Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/22	4/30/23	11/1/22 - 4/30/23
Class A
Actual	$1,000.00	$1,111.30	$4.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51
Class C
Actual	$1,000.00	$1,107.00	$8.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.61	$8.25
Class F
Actual	$1,000.00	$1,112.20	$3.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76
Class F3
Actual	$1,000.00	$1,113.50	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$2.91
Class I
Actual	$1,000.00	$1,113.30	$3.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.26
Class R3
Actual	$1,000.00	$1,110.00	$6.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76
Class R4
Actual	$1,000.00	$1,111.30	$4.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51
Class R5
Actual	$1,000.00	$1,112.80	$3.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.26
Class R6
Actual	$1,000.00	$1,113.50	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$2.91

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.65% for Class C, 0.75% for Class F, 0.58% for Class F3, 0.65% for Class I, 1.15% for Class R3, 0.90% for Class R4, 0.65% for Class R5 and 0.58% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2023

Sector*	%**
Communication Services	7.44%
Consumer Discretionary	12.83%
Consumer Staples	8.09%
Energy	4.51%
Financials	16.42%
Health Care	11.66%
Industrials	9.15%
Information Technology	19.29%
Materials	1.82%
Real Estate	1.81%
Utilities	2.90%
Repurchase Agreements	4.08%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Growth Leaders Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/22	4/30/23	11/1/22 - 4/30/23
Class A
Actual	$1,000.00	$1,004.90	$4.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.61
Class C
Actual	$1,000.00	$1,000.90	$8.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.46	$8.40
Class F
Actual	$1,000.00	$1,005.80	$3.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.41
Class F3
Actual	$1,000.00	$1,006.50	$2.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.87	$2.96
Class I
Actual	$1,000.00	$1,005.80	$3.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.47	$3.36
Class R2
Actual	$1,000.00	$1,003.10	$6.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.36
Class R3
Actual	$1,000.00	$1,003.50	$5.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$5.86
Class R4
Actual	$1,000.00	$1,004.90	$4.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.61
Class R5
Actual	$1,000.00	$1,006.10	$3.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.47	$3.36
Class R6
Actual	$1,000.00	$1,006.50	$2.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.87	$2.96

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.92% for Class A, 1.68% for Class C, 0.68% for Class F, 0.59% for Class F3, 0.67% for Class I, 1.27% for Class R2, 1.17% for Class R3, 0.92% for Class R4, 0.67% for Class R5 and 0.59% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2023

Sector*	%**
Communication Services	11.76%
Consumer Discretionary	16.87%
Financials	5.77%
Health Care	14.66%
Industrials	4.42%
Information Technology	43.67%
Repurchase Agreements	2.19%
Money Market Funds(a)	0.59%
Time Deposits(a)	0.07%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.
(a)	Securities were purchased with the cash collateral from loaned securities.

Health Care Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/22	4/30/23	11/1/22 - 4/30/23
Class A
Actual	$1,000.00	$1,065.60	$5.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16
Class C
Actual	$1,000.00	$1,061.40	$9.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.97	$8.90
Class F
Actual	$1,000.00	$1,066.80	$4.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class F3*
Actual	$1,000.00	$1,067.30	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.67	$3.16
Class I
Actual	$1,000.00	$1,066.50	$4.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class R3
Actual	$1,000.00	$1,064.50	$6.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.41
Class R4
Actual	$1,000.00	$1,065.00	$5.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16
Class R5
Actual	$1,000.00	$1,066.50	$4.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class R6*
Actual	$1,000.00	$1,067.30	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.67	$3.16

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.03% for Class A, 1.78% for Class C, 0.78% for Class F, 0.63% for Class F3, 0.78% for Class I, 1.28% for Class R3, 1.03% for Class R4, 0.78% for Class R5 and 0.63% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.61% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$3.13	$3.06
Class R6	$3.13	$3.06

Portfolio Holdings Presented by Sector

April 30, 2023

Sector*	%**
Health Care	97.23%
Repurchase Agreements	2.77%
Money Market Funds(a)	0.00	%(b)
Time Deposits(a)	0.00	%(b)
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.
(a)	Securities were purchased with the cash collateral from loaned securities.
(b)	Amount is less than 0.01%.

International Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/22	4/30/23	11/1/22 - 4/30/23
Class A*
Actual	$1,000.00	$1,180.30	$5.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.98	$4.86
Class C*
Actual	$1,000.00	$1,175.40	$9.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.22	$8.65
Class F*
Actual	$1,000.00	$1,180.80	$4.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06
Class F3*
Actual	$1,000.00	$1,182.60	$3.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.67	$3.16
Class I*
Actual	$1,000.00	$1,181.90	$3.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51
Class P*
Actual	$1,000.00	$1,179.30	$6.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76
Class R2*
Actual	$1,000.00	$1,178.10	$7.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$6.56
Class R3*
Actual	$1,000.00	$1,178.80	$6.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.06
Class R4*
Actual	$1,000.00	$1,179.80	$5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81
Class R5*
Actual	$1,000.00	$1,181.50	$3.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51
Class R6*
Actual	$1,000.00	$1,182.70	$3.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.21

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.97% for Class A, 1.73% for Class C, 0.81% for Class F, 0.63% for Class F3, 0.70% for Class I, 1.15% for Class P, 1.31% for Class R2, 1.21% for Class R3, 0.96% for Class R4, 0.70% for Class R5 and 0.64% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 1.00% for Class A, 1.77% for Class C, 0.86% for Class F, 0.66% for Class F3, 0.75% for Class I, 1.19% for Class P, 1.35% for Class R2, 1.25% for Class R3, 1.00% for Class R4, 0.74% for Class R5 and 0.67% for Class R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$5.41	$5.01
Class C	$9.55	$8.85
Class F	$4.65	$4.31
Class F3	$3.57	$3.31
Class I	$4.06	$3.76
Class P	$6.43	$5.96
Class R2	$7.29	$6.76
Class R3	$6.75	$6.26
Class R4	$5.40	$5.01
Class R5	$4.00	$3.71
Class R6	$3.63	$3.36

Portfolio Holdings Presented by Sector

April 30, 2023

Sector*	%**
Communication Services	4.61%
Consumer Discretionary	13.15%
Consumer Staples	11.20%
Energy	4.94%
Financials	15.38%
Health Care	12.83%
Industrials	14.54%
Information Technology	9.85%
Materials	5.15%
Real Estate	0.49%
Utilities	1.79%
Repurchase Agreements	4.21%
Money Market Funds(a)	1.67%
Time Deposits(a)	0.19%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.
(a)	Securities were purchased with the cash collateral from loaned securities.

International Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/22	4/30/23	11/1/22 - 4/30/23
Class A
Actual	$1,000.00	$1,214.20	$ 6.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$ 6.16
Class C
Actual	$1,000.00	$1,209.80	$10.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.93	$ 9.94
Class F
Actual	$1,000.00	$1,215.00	$ 5.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$ 5.46
Class F3
Actual	$1,000.00	$1,216.50	$ 5.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$ 4.56
Class I
Actual	$1,000.00	$1,215.60	$ 5.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.93	$ 4.91
Class P
Actual	$1,000.00	$1,213.30	$ 7.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$ 7.15
Class R2
Actual	$1,000.00	$1,212.10	$ 8.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.91	$ 7.95
Class R3
Actual	$1,000.00	$1,212.90	$ 8.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.46	$ 7.40
Class R4
Actual	$1,000.00	$1,214.20	$ 6.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$ 6.16
Class R5
Actual	$1,000.00	$1,216.40	$ 5.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.93	$ 4.91
Class R6
Actual	$1,000.00	$1,216.50	$ 5.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$ 4.56

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.23% for Class A, 1.99% for Class C, 1.09% for Class F, 0.91% for Class F3, 0.98% for Class I, 1.43% for Class P, 1.59% for Class R2, 1.48% for Class R3, 1.23% for Class R4, 0.98% for Class R5 and 0.91% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2023

Sector*	%**
Communication Services	5.11%
Consumer Discretionary	12.66%
Consumer Staples	7.23%
Energy	3.21%
Financials	10.63%
Health Care	6.91%
Industrials	21.23%
Information Technology	10.36%
Materials	8.99%
Real Estate	6.44%
Utilities	4.15%
Repurchase Agreements	2.41%
Money Market Funds(a)	0.60%
Time Deposits(a)	0.07%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.
(a)	Securities were purchased with the cash collateral from loaned securities.

International Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/22	4/30/23	11/1/22 - 4/30/23
Class A*
Actual	$1,000.00	$1,220.40	$5.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	$5.06
Class C*
Actual	$1,000.00	$1,217.00	$9.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.07	$8.80
Class F*
Actual	$1,000.00	$1,221.30	$4.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class F3*
Actual	$1,000.00	$1,221.70	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.41
Class I*
Actual	$1,000.00	$1,223.30	$4.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76
Class R2*
Actual	$1,000.00	$1,219.10	$7.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.71
Class R3*
Actual	$1,000.00	$1,217.60	$6.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.31
Class R4*
Actual	$1,000.00	$1,221.20	$5.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	$5.06
Class R5*
Actual	$1,000.00	$1,222.70	$4.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$3.71
Class R6*
Actual	$1,000.00	$1,221.70	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.41

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.01% for Class A, 1.76% for Class C, 0.85% for Class F, 0.68% for Class F3, 0.75% for Class I, 1.34% for Class R2, 1.26% for Class R3, 1.01% for Class R4, 0.74% for Class R5 and 0.68% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 1.06% for Class A, 1.82% for Class C, 0.92% for Class F, 0.72% for Class F3, 0.81% for Class I, 1.40% for Class R2, 1.31% for Class R3, 1.06% for Class R4, 0.79% for Class R5 and 0.72% for Class R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$ 5.84	$5.31
Class C	$10.00	$9.10
Class F	$ 5.07	$4.61
Class F3	$ 3.97	$3.61
Class I	$ 4.47	$4.06
Class R2	$ 7.70	$7.00
Class R3	$ 7.20	$6.56
Class R4	$ 5.84	$5.31
Class R5	$ 4.35	$3.96
Class R6	$ 3.97	$3.61

Portfolio Holdings Presented by Sector

April 30, 2023

Sector*	%**
Communication Services	3.95%
Consumer Discretionary	9.16%
Consumer Staples	10.70%
Energy	8.86%
Financials	23.48%
Health Care	10.21%
Industrials	14.20%
Information Technology	2.79%
Materials	6.79%
Real Estate	0.82%
Utilities	4.47%
Repurchase Agreements	3.27%
Money Market Funds(a)	1.17%
Time Deposits(a)	0.13%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.
(a)	Securities were purchased with the cash collateral from loaned securities.

Micro Cap Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/22	4/30/23	11/1/22 - 4/30/23
Class A
Actual	$1,000.00	$ 999.30	$ 6.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$ 6.85
Class C
Actual	$1,000.00	$ 995.20	$10.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.28	$10.59
Class F
Actual	$1,000.00	$1,000.00	$ 5.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$ 5.61
Class I
Actual	$1,000.00	$1,000.00	$ 5.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$ 5.61

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.37% for Class A, 2.12% for Class C, 1.12% for Class F and 1.12% for Class I multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2023

Sector*	%**
Communication Services	4.01%
Consumer Discretionary	8.93%
Consumer Staples	5.76%
Financials	8.45%
Health Care	39.99%
Industrials	7.74%
Information Technology	21.40%
Repurchase Agreements	1.92%
Money Market Funds(a)	1.62%
Time Deposits(a)	0.18%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.
(a)	Securities were purchased with the cash collateral from loaned securities.

Value Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/22	4/30/23	11/1/22 - 4/30/23
Class A
Actual	$1,000.00	$1,027.60	$5.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91
Class C
Actual	$1,000.00	$1,023.50	$9.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.22	$9.64
Class F
Actual	$1,000.00	$1,028.50	$5.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16
Class F3
Actual	$1,000.00	$1,029.20	$4.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.68	$4.16
Class I
Actual	$1,000.00	$1,028.80	$4.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66
Class P
Actual	$1,000.00	$1,026.40	$6.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$6.90
Class R2
Actual	$1,000.00	$1,025.80	$7.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.21	$7.65
Class R3
Actual	$1,000.00	$1,026.30	$7.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.15
Class R4
Actual	$1,000.00	$1,027.60	$5.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91
Class R5
Actual	$1,000.00	$1,028.70	$4.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66
Class R6
Actual	$1,000.00	$1,028.60	$4.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.68	$4.16

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.18% for Class A, 1.93% for Class C, 1.03% for Class F, 0.83% for Class F3, 0.93% for Class I, 1.38% for Class P, 1.53% for Class R2, 1.43% for Class R3, 1.18% for Class R4, 0.93% for Class R5 and 0.83% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2023

Sector*	%**
Communication Services	1.33%
Consumer Discretionary	12.03%
Consumer Staples	2.22%
Energy	4.92%
Financials	17.14%
Health Care	14.30%
Industrials	21.09%
Information Technology	11.47%
Materials	6.25%
Real Estate	5.50%
Utilities	3.34%
Repurchase Agreements	0.41%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND April 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 100.00%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 100.00%
Lord Abbett Developing Growth Fund, Inc. – Class I*(c)	5,229,479	$123,311,126
Lord Abbett Securities Trust – Focused Small Cap Value Fund – Class I(d)	2,389,970	60,992,023
Lord Abbett Securities Trust – International Opportunities Fund – Class I(d)	6,850,027	125,081,487
Lord Abbett Securities Trust – Micro Cap Growth Fund – Class I*(d)	3,697,471	63,115,839
Lord Abbett Research Fund, Inc. – Small Cap Value Fund – Class I(d)	7,037,345	123,012,791
Lord Abbett Securities Trust – Value Opportunities Fund – Class I(d)	7,301,422	123,759,097
Total Investments in Underlying Funds (cost 659,986,063)		619,272,363
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.07%

Repurchase Agreements 0.07%
Repurchase Agreement dated 4/28/2023, 2.40% due 5/1/2023 with Fixed Income Clearing Corp. collateralized by $421,100 of U.S Treasury Bond at 4.375% due 5/15/2041; value: $463,217; proceeds: $454,193 (cost $454,102)	$454,102	$454,102
Total Investments in Securities 100.07% (cost $660,440,165)		619,726,465
Other Assets and Liabilities – Net (0.07)%		(424,860)
Net Assets 100.00%		$619,301,605

*	Non-income producing security.
(a)	Affiliated issuer (see Note 12).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$619,272,363	$–	$–	$619,272,363
Short-Term Investments
Repurchase Agreements	–	454,102	–	454,102
Total	$619,272,363	$454,102	$–	$619,726,465

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)

FOCUSED GROWTH FUND April 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.84%

COMMON STOCKS 97.84%

Aerospace & Defense 2.40%
Axon Enterprise, Inc.*	3,424	$721,471

Biotechnology 3.08%
Argenx SE ADR*	1,230	477,092
Sarepta Therapeutics, Inc.*	3,659	449,216
Total		926,308

Broadline Retail 4.23%
MercadoLibre, Inc. (Uruguay)*(a)	997	1,273,658

Capital Markets 1.63%
MarketAxess Holdings, Inc.	1,541	490,608

Communications Equipment 3.75%
Arista Networks, Inc.*	7,047	1,128,647

Entertainment 6.81%
Netflix, Inc.*	3,312	1,092,728
Spotify Technology SA (Sweden)*(a)	7,161	956,710
Total		2,049,438

Financial Services 2.62%
Mastercard, Inc. Class A	2,071	787,042

Health Care Equipment & Supplies 9.53%
Align Technology, Inc.*	2,261	735,504
DexCom, Inc.*	6,212	753,764
Intuitive Surgical, Inc.*	2,041	614,790
TransMedics Group, Inc.*	9,652	763,473
Total		2,867,531

Hotels, Restaurants & Leisure 2.36%
Airbnb, Inc. Class A*	5,937	710,481

Information Technology Services 5.99%
Cloudflare, Inc. Class A*	10,598	498,636
Shopify, Inc. Class A (Canada)*(a)	26,882	1,302,433
Total		1,801,069
Investments	Shares	Fair Value
Interactive Media & Services 3.88%
Meta Platforms, Inc. Class A*	4,864	$1,168,916

Media 2.62%
Trade Desk, Inc. Class A*	12,271	789,516

Semiconductors & Semiconductor Equipment 19.28%
Advanced Micro Devices, Inc.*	13,586	1,214,181
Applied Materials, Inc.	5,808	656,478
Lattice Semiconductor Corp.*	13,491	1,075,233
Monolithic Power Systems, Inc.	1,914	884,210
NVIDIA Corp.	7,106	1,971,844
Total		5,801,946

Software 13.71%
Cadence Design Systems, Inc.*	2,885	604,263
Clear Secure, Inc. Class A	21,901	529,785
HubSpot, Inc.*	1,529	643,633
Microsoft Corp.	5,571	1,711,746
ServiceNow, Inc.*	1,386	636,756
Total		4,126,183

Technology Hardware, Storage & Peripherals 8.77%
Apple, Inc.	15,559	2,640,051

Textiles, Apparel & Luxury Goods 7.18%
Crocs, Inc.*	5,254	649,762
Lululemon Athletica, Inc. (Canada)*(a)	1,706	648,160
NIKE, Inc. Class B	6,812	863,217
Total		2,161,139
Total Common Stocks (cost $26,923,008)		29,444,004

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FOCUSED GROWTH FUND April 30, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.05%

Repurchase Agreements 2.05%
Repurchase Agreement dated 4/28/2023, 2.40% due 5/1/2023 with Fixed Income Clearing Corp. collateralized by $579,500 of U.S Treasury Bond at 4.250% due 11/15/2040; value: $628,936; proceeds: $616,653 (cost $616,530)	$616,530	$616,530
Total Investments in Securities 99.89% (cost $27,539,538)		30,060,534
Other Assets and Liabilities – Net 0.11%		31,922
Net Assets 100.00%		$30,092,456

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$29,444,004	$–	$–	$29,444,004
Short-Term Investments
Repurchase Agreements	–	616,530	–	616,530
Total	$29,444,004	$616,530	$–	$30,060,534

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)

FOCUSED LARGE CAP VALUE FUND April 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.51%

COMMON STOCKS 99.51%

Aerospace & Defense 3.88%
Raytheon Technologies Corp.	8,390	$838,161

Air Freight & Logistics 3.12%
Expeditors International of Washington, Inc.	5,910	672,794

Automobiles 2.42%
General Motors Co.	15,850	523,684

Banks 6.24%
JPMorgan Chase & Co.	5,910	816,998
Wells Fargo & Co.	13,370	531,458
Total		1,348,456

Biotechnology 3.77%
AbbVie, Inc.	4,720	713,287
Gilead Sciences, Inc.	1,240	101,940
Total		815,227

Building Products 2.98%
Masco Corp.	12,030	643,725

Capital Markets 8.62%
Ameriprise Financial, Inc.	1,440	439,373
Charles Schwab Corp.	11,069	578,244
KKR & Co., Inc.	15,910	844,344
Total		1,861,961

Consumer Staples Distribution & Retail 5.50%
BJ’s Wholesale Club Holdings, Inc.*	7,790	594,922
Target Corp.	3,760	593,140
Total		1,188,062

Energy Equipment & Services 2.87%
Schlumberger NV	12,560	619,836
Investments	Shares	Fair Value
Financial Services 8.68%
Euronet Worldwide, Inc.*	4,800	$531,552
Fiserv, Inc.*	6,250	763,250
PayPal Holdings, Inc.*	7,640	580,640
Total		1,875,442

Ground Transportation 2.50%
Norfolk Southern Corp.	2,660	540,060

Health Care Providers & Services 6.03%
CVS Health Corp.	8,310	609,206
Molina Healthcare, Inc.*	2,330	694,084
Total		1,303,290

Hotels, Restaurants & Leisure 2.67%
Caesars Entertainment, Inc.*	12,740	576,995

Insurance 7.22%
Allstate Corp.	6,600	764,016
RenaissanceRe Holdings Ltd.	3,690	794,863
Total		1,558,879

Interactive Media & Services 2.68%
Alphabet, Inc. Class A*	5,400	579,636

Machinery 3.44%
Parker-Hannifin Corp.	2,290	743,975

Oil, Gas & Consumable Fuels 6.40%
Chesapeake Energy Corp.	6,618	547,176
Pioneer Natural Resources Co.	1,770	385,063
Shell PLC ADR	7,270	450,595
Total		1,382,834

Pharmaceuticals 5.39%
Organon & Co.	26,340	648,754
Pfizer, Inc.	13,260	515,682
Total		1,164,436

Semiconductors & Semiconductor Equipment 3.05%
Micron Technology, Inc.	10,230	658,403

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FOCUSED LARGE CAP VALUE FUND April 30, 2023

Investments	Shares	Fair Value
Software 3.29%
Adobe, Inc.*	1,880	$709,813

Specialty Retail 2.72%
Valvoline, Inc.	17,000	587,350

Trading Companies & Distributors 3.27%
AerCap Holdings NV (Ireland)*(a)	12,520	705,627

Wireless Telecommunication Services 2.77%
T-Mobile U.S., Inc.*	4,150	597,185
Total Common Stocks (cost $20,814,057)		21,495,831
Total Investments in Securities 99.51% (cost $20,814,057)		21,495,831
Other Assets and Liabilities – Net 0.49%		105,752
Net Assets 100.00%		$21,601,583

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$21,495,831	$–	$–	$21,495,831
Total	$21,495,831	$–	$–	$21,495,831

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)

FOCUSED SMALL CAP VALUE FUND April 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.87%

COMMON STOCKS 98.87%

Automobile Components 3.43%
Dorman Products, Inc.*	29,056	$2,503,465
Gentherm, Inc.*	24,983	1,490,236
Total		3,993,701

Banks 11.22%
Bancorp, Inc.*	105,100	3,353,741
First BanCorp	161,496	1,897,578
Prosperity Bancshares, Inc.	34,275	2,146,300
Seacoast Banking Corp. of Florida	78,554	1,743,113
Wintrust Financial Corp.	37,129	2,538,510
WSFS Financial Corp.	39,874	1,402,369
Total		13,081,611

Building Products 3.05%
Masonite International Corp.*	38,944	3,559,871

Capital Markets 5.33%
Bridge Investment Group Holdings, Inc. Class A	210,078	2,098,679
CI Financial Corp.(a)	207,800	2,046,022
Moelis & Co. Class A	54,608	2,068,551
Total		6,213,252

Chemicals 1.80%
Element Solutions, Inc.	115,510	2,096,506

Commercial Services & Supplies 4.99%
Brady Corp. Class A	56,683	2,892,534
SP Plus Corp.*	85,618	2,925,567
Total		5,818,101

Construction & Engineering 2.45%
EMCOR Group, Inc.	16,714	2,858,094

Construction Materials 2.49%
Eagle Materials, Inc.	19,588	2,903,137
Investments	Shares	Fair Value
Electronic Equipment, Instruments & Components 4.29%
Belden, Inc.	40,021	$3,157,257
Mirion Technologies, Inc.*	228,254	1,848,857
Total		5,006,114

Energy Equipment & Services 2.30%
TechnipFMC PLC (United Kingdom)*(b)	195,419	2,675,286

Financial Services 7.04%
Compass Diversified Holdings	152,374	2,904,248
Euronet Worldwide, Inc.*	21,116	2,338,386
International Money Express, Inc.*	114,877	2,961,529
Total		8,204,163

Health Care Providers & Services 2.51%
Tenet Healthcare Corp.*	39,982	2,931,480

Health Care Reits 2.14%
Physicians Realty Trust	172,899	2,493,204

Hotels, Restaurants & Leisure 3.20%
Dave & Buster’s Entertainment, Inc.*	55,000	1,950,300
Xponential Fitness, Inc. Class A*	53,873	1,782,119
Total		3,732,419

Household Products 2.75%
Spectrum Brands Holdings, Inc.	48,172	3,203,438

Information Technology Services 1.46%
Perficient, Inc.*	26,261	1,704,864

Insurance 8.59%
Kemper Corp.	67,073	3,263,102
RenaissanceRe Holdings Ltd.	14,552	3,134,646
Stewart Information Services Corp.	43,994	1,832,350
White Mountains Insurance Group Ltd.	1,248	1,787,311
Total		10,017,409

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FOCUSED SMALL CAP VALUE FUND April 30, 2023

Investments	Shares	Fair Value
Interactive Media & Services 3.18%
Cars.com, Inc.*	189,357	$3,705,716

Leisure Products 2.29%
YETI Holdings, Inc.*	67,585	2,666,228

Life Sciences Tools & Services 0.78%
Medpace Holdings, Inc.*	4,551	910,837

Machinery 2.33%
Columbus McKinnon Corp.	78,266	2,716,613

Oil, Gas & Consumable Fuels 4.12%
Chesapeake Energy Corp.	26,208	2,166,878
MEG Energy Corp.*(a)	158,400	2,637,564
Total		4,804,442

Pharmaceuticals 3.34%
Organon & Co.	158,017	3,891,959

Professional Services 4.47%
TrueBlue, Inc.*	113,400	1,718,010
WNS Holdings Ltd. ADR*	38,779	3,496,702
Total		5,214,712

Real Estate Management & Development 2.15%
Marcus & Millichap, Inc.	79,591	2,504,729

Semiconductors & Semiconductor Equipment 2.72%
FormFactor, Inc.*	116,269	3,175,306

Specialty Retail 1.90%
Boot Barn Holdings, Inc.*	30,629	2,219,684

Trading Companies & Distributors 2.55%
MRC Global, Inc.*	305,205	2,972,697
Total Common Stocks (cost $114,225,969)		115,275,573
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.77%

Repurchase Agreements 0.77%
Repurchase Agreement dated 4/28/2023, 2.40% due 5/1/2023 with Fixed Income Clearing Corp. collateralized by $830,500 of U.S Treasury Bond at 4.375% due 5/15/2041; value: $913,563; proceeds: $895,728 (cost $895,549)	$895,549	$895,549
Total Investments in Securities 99.64% (cost $115,121,518)		116,171,122
Other Assets and Liabilities – Net 0.36%		420,470
Net Assets 100.00%		$116,591,592

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(concluded)

FOCUSED SMALL CAP VALUE FUND April 30, 2023

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$115,275,573	$–	$–	$115,275,573
Short-Term Investments
Repurchase Agreements	–	895,549	–	895,549
Total	$115,275,573	$895,549	$–	$116,171,122

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND April 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.50%

COMMON STOCKS 99.50%

Aerospace & Defense 3.88%
Lockheed Martin Corp.	64,020	$29,734,089
Raytheon Technologies Corp.	443,870	44,342,613
Total		74,076,702

Air Freight & Logistics 1.64%
Expeditors International of Washington, Inc.	274,450	31,243,388

Automobiles 1.49%
General Motors Co.	858,330	28,359,223

Banks 5.01%
JPMorgan Chase & Co.	448,890	62,054,554
Wells Fargo & Co.	843,510	33,529,522
Total		95,584,076

Beverages 1.74%
Carlsberg AS Class B(a)	200,360	33,158,923

Biotechnology 2.10%
AbbVie, Inc.	265,560	40,131,427

Building Products 2.70%
Builders FirstSource, Inc.*	215,220	20,396,399
Masco Corp.	581,670	31,125,162
Total		51,521,561

Capital Markets 6.16%
Ameriprise Financial, Inc.	91,520	27,924,582
Charles Schwab Corp.	600,473	31,368,710
KKR & Co., Inc.	493,860	26,209,150
Morgan Stanley	356,330	32,059,010
Total		117,561,452

Chemicals 0.79%
Dow, Inc.	276,350	15,033,440

Construction & Engineering 1.79%
EMCOR Group, Inc.	200,200	34,234,200
Investments	Shares	Fair Value
Consumer Finance 1.45%
American Express Co.	171,710	$27,703,691

Consumer Staples Distribution & Retail 3.25%
BJ’s Wholesale Club Holdings, Inc.*	422,410	32,259,452
Target Corp.	188,380	29,716,945
Total		61,976,397

Electric: Utilities 2.26%
FirstEnergy Corp.	457,180	18,195,764
NextEra Energy, Inc.	326,100	24,989,043
Total		43,184,807

Electronic Equipment, Instruments & Components 1.23%
Teledyne Technologies, Inc.*	56,470	23,401,168

Energy Equipment & Services 2.04%
Schlumberger NV	787,830	38,879,411

Financial Services 3.48%
Fiserv, Inc.*	309,900	37,844,988
PayPal Holdings, Inc.*	375,980	28,574,480
Total		66,419,468

Ground Transportation 1.41%
Norfolk Southern Corp.	133,060	27,015,172

Health Care Equipment & Supplies 1.05%
Becton Dickinson & Co.	76,030	20,095,489

Health Care Providers & Services 7.62%
CVS Health Corp.	319,860	23,448,936
Laboratory Corp. of America Holdings	124,480	28,220,861
McKesson Corp.	67,650	24,640,836
Molina Healthcare, Inc.*	87,220	25,981,966
UnitedHealth Group, Inc.	87,730	43,171,056
Total		145,463,655

Hotels, Restaurants & Leisure 1.34%
Caesars Entertainment, Inc.*	565,310	25,602,890

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND April 30, 2023

Investments	Shares	Fair Value
Household Products 1.04%
Procter & Gamble Co.	126,730	$19,818,037

Industrial REITs 1.03%
Prologis, Inc.	157,680	19,749,420

Insurance 7.14%
Allstate Corp.	328,240	37,997,062
Arch Capital Group Ltd.*	420,240	31,547,417
Arthur J Gallagher & Co.	153,250	31,885,195
RenaissanceRe Holdings Ltd.	161,750	34,842,568
Total		136,272,242

Interactive Media & Services 2.27%
Alphabet, Inc. Class A*	403,560	43,318,131

Life Sciences Tools & Services 1.43%
Thermo Fisher Scientific, Inc.	49,320	27,367,668

Machinery 1.97%
Parker-Hannifin Corp.	115,590	37,552,879

Media 1.65%
Comcast Corp. Class A	762,740	31,554,554

Metals & Mining 1.49%
Alcoa Corp.	252,050	9,361,137
Reliance Steel & Aluminum Co.	76,900	19,055,820
Total		28,416,957

Oil, Gas & Consumable Fuels 6.26%
Chesapeake Energy Corp.	439,280	36,319,670
Pioneer Natural Resources Co.	165,190	35,937,085
Shell PLC ADR	763,130	47,298,797
Total		119,555,552

Pharmaceuticals 4.07%
Organon & Co.	1,694,020	41,723,713
Pfizer, Inc.	923,460	35,913,359
Total		77,637,072
Investments	Shares	Fair Value
Real Estate Management & Development 0.98%
CBRE Group, Inc. Class A*	243,470	$18,664,410

Residential REITs 0.90%
American Homes 4 Rent Class A	519,500	17,278,570

Semiconductors & Semiconductor Equipment 4.03%
KLA Corp.	49,670	19,199,442
Micron Technology, Inc.	497,340	32,008,802
Texas Instruments, Inc.	154,160	25,775,552
Total		76,983,796

Software 4.11%
Adobe, Inc.*	98,360	37,136,802
Microsoft Corp.	134,200	41,234,292
Total		78,371,094

Specialty Retail 3.95%
AutoZone, Inc.*	8,650	23,037,631
Lowe’s Cos., Inc.	104,250	21,666,278
Valvoline, Inc.	887,260	30,654,833
Total		75,358,742

Technology Hardware, Storage & Peripherals 1.48%
NetApp, Inc.	447,820	28,163,400

Trading Companies & Distributors 1.73%
AerCap Holdings NV (Ireland)*(b)	587,040	33,085,574

Wireless Telecommunication Services 1.54%
T-Mobile U.S., Inc.*	204,260	29,393,014
Total Common Stocks (cost $1,612,130,108)		1,899,187,652

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND April 30, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.44%

Repurchase Agreements 0.44%
Repurchase Agreement dated 4/28/2023, 2.40% due 5/1/2023 with Fixed Income Clearing Corp. collateralized by $9,700,800 of U.S Treasury Note at 0.500% due 10/31/2027; value: $8,459,512; proceeds: $8,295,258 (cost $8,293,599)	$8,293,599	$8,293,599
Total Investments in Securities 99.94% (cost $1,620,423,707)		1,907,481,251
Other Assets and Liabilities – Net 0.06%		1,227,573
Net Assets 100.00%		$1,908,708,824

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$33,158,923	$–	$33,158,923
Remaining Industries	1,866,028,729	–	–	1,866,028,729
Short-Term Investments
Repurchase Agreements	–	8,293,599	–	8,293,599
Total	$1,866,028,729	$41,452,522	$–	$1,907,481,251

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)

GLOBAL EQUITY FUND April 30, 2023

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 95.64%

COMMON STOCKS 95.64%

Australia 2.19%

Diversified REITs 1.02%
Charter Hall Group	20,489	$152,435

Metals & Mining 1.17%
BHP Group Ltd.	5,841	173,346
Total Australia		325,781

Austria 1.49%

Banks
BAWAG Group AG†*	4,545	221,678

Brazil 1.73%

Broadline Retail
MercadoLibre, Inc.*	201	256,775

Canada 1.72%

Consumer Staples Distribution & Retail
Alimentation Couche-Tard, Inc.	5,116	255,337

China 4.37%

Beverages 0.65%
Kweichow Moutai Co. Ltd. Class A	381	96,988

Broadline Retail 1.63%
Alibaba Group Holding Ltd.*	16,909	178,789
PDD Holdings, Inc. ADR*	931	63,448
		242,237

Gas Utilities 0.74%
ENN Energy Holdings Ltd.	8,010	109,830

Interactive Media & Services 1.35%
Tencent Holdings Ltd.	4,495	199,650
Total China		648,705
Investments	Shares	U.S. $ Fair Value
Denmark 2.49%

Biotechnology 0.95%
Genmab AS*	343	$140,961

Pharmaceuticals 1.54%
Novo Nordisk AS Class B	1,373	228,404
Total Denmark		369,365

France 6.05%

Beverages 0.99%
Pernod Ricard SA	635	146,653

Capital Markets 1.03%
Amundi SA†	2,351	154,026

Life Sciences Tools & Services 0.34%
Sartorius Stedim Biotech	187	50,097

Personal Care Products 0.92%
L’Oreal SA	285	136,206

Professional Services 0.30%
Teleperformance	226	45,167

Textiles, Apparel & Luxury Goods 2.47%
LVMH Moet Hennessy Louis Vuitton SE	381	366,477
Total France		898,626

Germany 0.84%

Semiconductors & Semiconductor Equipment
Infineon Technologies AG	3,429	124,873

Hong Kong 0.72%

Insurance
AIA Group Ltd.	9,819	106,900

Ireland 0.82%

Building Products
Allegion PLC	1,096	121,086

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND April 30, 2023

Investments	Shares	U.S. $ Fair Value
Japan 3.71%

Electrical Equipment 0.35%
Fuji Electric Co. Ltd.	1,288	$51,991

Electronic Equipment, Instruments & Components 0.65%
Keyence Corp.	216	97,406

Household Durables 0.68%
Sony Group Corp.	1,112	100,607

Machinery 1.04%
Fujitec Co. Ltd.	5,781	154,001

Professional Services 0.99%
TechnoPro Holdings, Inc.	5,389	147,032
Total Japan		551,037

Mexico 1.89%

Banks
Grupo Financiero Banorte SAB de CV Class O	32,390	280,097

Netherlands 3.01%

Oil, Gas & Consumable Fuels 2.31%
Shell PLC	11,157	342,834

Semiconductors & Semiconductor Equipment 0.70%
ASML Holding NV	165	104,711
Total Netherlands		447,545

Peru 0.99%

Banks
Intercorp Financial Services, Inc.	6,568	146,926

Singapore 0.53%

Semiconductors & Semiconductor Equipment
STMicroelectronics NV	1,845	78,924
Investments	Shares	U.S. $ Fair Value
South Korea 1.08%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	3,247	$159,766

Spain 1.31%

Electric: Utilities
Iberdrola SA	15,038	194,864

Taiwan 1.27%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd.	11,539	188,958

United Kingdom 6.66%

Broadline Retail 1.01%
Next PLC	1,773	150,433

Capital Markets 0.69%
London Stock Exchange Group PLC	970	101,843

Household Durables 0.56%
Persimmon PLC	5,075	83,990

Personal Care Products 1.85%
Unilever PLC	4,937	274,903

Tobacco 1.46%
Imperial Brands PLC	8,753	216,673

Trading Companies & Distributors 1.09%
Ashtead Group PLC	2,806	161,783
Total United Kingdom		989,625

United States 52.77%

Aerospace & Defense 1.04%
Northrop Grumman Corp.	147	67,807
TransDigm Group, Inc.	113	86,445
		154,252

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND April 30, 2023

Investments	Shares	U.S. $ Fair Value
United States (continued)

Air Freight & Logistics 0.64%
Expeditors International of Washington, Inc.	836	$95,170

Automobiles 0.93%
General Motors Co.	4,200	138,768

Banks 1.50%
JPMorgan Chase & Co.	1,617	223,534

Biotechnology 2.02%
Vertex Pharmaceuticals, Inc.*	880	299,842

Broadline Retail 1.14%
Amazon.com, Inc.*	1,609	169,669

Building Products 0.64%
Builders FirstSource, Inc.*	1,007	95,433

Capital Markets 5.32%
Ameriprise Financial, Inc.	856	261,183
Cboe Global Markets, Inc.	2,072	289,458
Evercore, Inc. Class A	929	105,971
Morgan Stanley	1,484	133,516
		790,128

Consumer Staples Distribution & Retail 0.48%
BJ’s Wholesale Club Holdings, Inc.*	937	71,559

Containers & Packaging 0.65%
Avery Dennison Corp.	554	96,662

Electric: Utilities 0.84%
NextEra Energy, Inc.	1,630	124,907

Entertainment 0.96%
Netflix, Inc.*	434	143,190

Financial Services 2.37%
Visa, Inc. Class A	1,510	351,422

Ground Transportation 0.56%
Norfolk Southern Corp.	408	82,836
Investments	Shares	U.S. $ Fair Value
Health Care Equipment & Supplies 1.55%
DexCom, Inc.*	1,079	$130,926
Intuitive Surgical, Inc.*	328	98,800
		229,726

Health Care Providers & Services 2.88%
UnitedHealth Group, Inc.	869	427,626

Industrial REITs 0.78%
Prologis, Inc.	927	116,107

Information Technology Services 1.14%
Accenture PLC Class A	606	169,856

Insurance 0.37%
Allstate Corp.	472	54,639

Interactive Media & Services 5.11%
Alphabet, Inc. Class A*	3,926	421,417
Meta Platforms, Inc. Class A*	1,407	338,130
		759,547

Life Sciences Tools & Services 1.19%
Thermo Fisher Scientific, Inc.	318	176,458

Machinery 1.66%
Crane Co.*	1,541	111,060
Crane NXT Co.	1,519	71,940
Parker-Hannifin Corp.	194	63,026
		246,026

Oil, Gas & Consumable Fuels 2.19%
Chesapeake Energy Corp.	561	46,384
Marathon Petroleum Corp.	2,281	278,282
		324,666

Pharmaceuticals 1.17%
Organon & Co.	7,026	173,050

Semiconductors & Semiconductor Equipment 2.11%
KLA Corp.	294	113,643
Monolithic Power Systems, Inc.	149	68,834
NVIDIA Corp.	470	130,420
		312,897

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND April 30, 2023

Investments	Shares	U.S. $ Fair Value
United States (continued)

Software 7.59%
Adobe, Inc.*	563	$212,566
Cadence Design Systems, Inc.*	771	161,486
Microsoft Corp.	2,042	627,425
PowerSchool Holdings, Inc. Class A*	6,036	126,032
		1,127,509

Specialty Retail 2.03%
Academy Sports & Outdoors, Inc.	2,635	167,375
Lowe’s Cos., Inc.	644	133,843
		301,218

Technology Hardware, Storage & Peripherals 3.31%
Apple, Inc.	2,900	492,072

Textiles, Apparel & Luxury Goods 0.60%
NIKE, Inc. Class B	702	88,957
Total United States		7,837,726
Total Common Stocks (cost $12,896,594)		14,204,594
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 4.07%

Repurchase Agreements 4.07%
Repurchase Agreement dated 4/28/2023, 2.40% due 5/1/2023 with Fixed Income Clearing Corp. collateralized by $729,800 of U.S Treasury Note at 1.125% due 2/15/2031; value: $616,746; proceeds: $604,701 (cost $604,581)	$604,581	$604,581
Total Investments in Securities 99.71% (cost $13,501,175)		14,809,175
Other Assets and Liabilities – Net 0.29%		43,798
Net Assets 100.00%		$14,852,973

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2023, the total value of Rule 144A securities was $375,704, which represents 2.53% of net assets.
*	Non-income producing security.

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(concluded)

GLOBAL EQUITY FUND April 30, 2023

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$325,781	$–	$325,781
Austria	–	221,678	–	221,678
China	63,448	585,257	–	648,705
Denmark	–	369,365	–	369,365
France	–	898,626	–	898,626
Germany	–	124,873	–	124,873
Hong Kong	–	106,900	–	106,900
Japan	–	551,037	–	551,037
Netherlands	–	447,545	–	447,545
Singapore	–	78,924	–	78,924
South Korea	–	159,766	–	159,766
Spain	–	194,864	–	194,864
Taiwan	–	188,958	–	188,958
United Kingdom	–	989,625	–	989,625
Remaining Countries	8,897,947	–	–	8,897,947
Short-Term Investments
Repurchase Agreements	–	604,581	–	604,581
Total	$8,961,395	$5,847,780	$–	$14,809,175

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GROWTH LEADERS FUND April 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.06%

COMMON STOCKS 98.06%

Aerospace & Defense 1.77%
Axon Enterprise, Inc.*	236,935	$49,924,574
TransDigm Group, Inc.	51,444	39,354,660
Total		89,279,234

Automobile Components 1.18%
Mobileye Global, Inc. Class A (Israel)*(a)(b)	1,581,285	59,519,567

Biotechnology 4.09%
Argenx SE ADR*	111,919	43,411,142
Cytokinetics, Inc.*	986,688	36,902,131
Karuna Therapeutics, Inc.*	141,244	28,028,460
Sarepta Therapeutics, Inc.*	306,151	37,586,158
Vertex Pharmaceuticals, Inc.*	178,158	60,703,775
Total		206,631,666

Broadline Retail 3.67%
Amazon.com, Inc.*	422,477	44,550,200
MercadoLibre, Inc. (Uruguay)*(a)	80,978	103,448,585
PDD Holdings, Inc. ADR*	551,033	37,552,899
Total		185,551,684

Capital Markets 2.62%
MarketAxess Holdings, Inc.	225,882	71,914,052
MSCI, Inc.	125,195	60,400,328
Total		132,314,380

Communications Equipment 2.38%
Arista Networks, Inc.*	752,135	120,461,942

Electrical Equipment 1.02%
Rockwell Automation, Inc.	181,904	51,553,413

Entertainment 3.67%
Netflix, Inc.*	294,600	97,197,378
Spotify Technology SA (Sweden)*(a)	662,746	88,542,866
Total		185,740,244
Investments	Shares	Fair Value
Financial Services 3.21%
Mastercard, Inc. Class A	215,987	$82,081,540
Toast, Inc. Class A*	1,426,173	25,956,348
Visa, Inc. Class A	232,504	54,110,656
Total		162,148,544

Ground Transportation 0.90%
Old Dominion Freight Line, Inc.	141,989	45,491,856

Health Care Equipment & Supplies 8.69%
Align Technology, Inc.*	303,213	98,635,189
Axonics, Inc.*	427,362	24,556,221
DexCom, Inc.*	628,553	76,268,621
IDEXX Laboratories, Inc.*	103,432	50,905,093
Inspire Medical Systems, Inc.*	154,391	41,319,663
Insulet Corp.*	178,763	56,853,785
Intuitive Surgical, Inc.*	172,159	51,857,734
TransMedics Group, Inc.*	496,192	39,248,787
Total		439,645,093

Hotels, Restaurants & Leisure 5.02%
Airbnb, Inc. Class A*	485,592	58,110,795
Booking Holdings, Inc.*	31,636	84,984,103
Marriott International, Inc. Class A	325,323	55,090,197
Starbucks Corp.	488,301	55,807,921
Total		253,993,016

Information Technology Services 4.22%
Cloudflare, Inc. Class A*	1,331,181	62,632,066
Okta, Inc.*	589,254	40,381,576
Shopify, Inc. Class A (Canada)*(a)	2,278,175	110,377,579
Total		213,391,221

Interactive Media & Services 6.41%
Alphabet, Inc. Class A*	1,631,217	175,094,833
Meta Platforms, Inc. Class A*	619,871	148,967,398
Total		324,062,231

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND April 30, 2023

Investments	Shares	Fair Value
Life Sciences Tools & Services 0.95%
Mettler-Toledo International, Inc.*	32,167	$47,977,080

Machinery 0.77%
Parker-Hannifin Corp.	120,256	39,068,769

Media 1.79%
Trade Desk, Inc. Class A*	1,404,879	90,389,915

Pharmaceuticals 1.07%
Eli Lilly & Co.	136,607	54,077,247

Semiconductors & Semiconductor Equipment 14.04%
Advanced Micro Devices, Inc.*	1,079,235	96,451,232
Applied Materials, Inc.	691,943	78,210,317
KLA Corp.	127,384	49,239,011
Lattice Semiconductor Corp.*	987,365	78,692,991
Monolithic Power Systems, Inc.	170,154	78,606,044
NVIDIA Corp.	917,516	254,601,515
ON Semiconductor Corp.*	1,034,243	74,424,126
Total		710,225,236

Software 15.40%
Cadence Design Systems, Inc.*	362,411	75,906,984
Clear Secure, Inc. Class A	2,113,450	51,124,355
Confluent, Inc. Class A*	1,120,253	24,645,566
DoubleVerify Holdings, Inc.*	1,313,773	38,651,201
Dynatrace, Inc.*	1,464,917	61,936,691
HubSpot, Inc.*	192,522	81,042,136
Intuit, Inc.	69,343	30,784,825
Microsoft Corp.	894,795	274,934,712
Palo Alto Networks, Inc.*	328,720	59,978,251
ServiceNow, Inc.*	174,176	80,019,938
Total		779,024,659
Investments	Shares	Fair Value
Specialty Retail 1.35%
Ulta Beauty, Inc.*	123,812	$68,273,651

Technology Hardware, Storage & Peripherals 8.03%
Apple, Inc.	2,394,349	406,273,138

Textiles, Apparel & Luxury Goods 5.81%
Crocs, Inc.*	597,405	73,881,077
Deckers Outdoor Corp.*	178,574	85,597,661
Lululemon Athletica, Inc. (Canada)*(a)	142,155	54,008,949
NIKE, Inc. Class B	635,774	80,565,281
Total		294,052,968
Total Common Stocks (cost $4,727,575,955)		4,959,146,754

	Principal Amount

SHORT-TERM INVESTMENTS 2.88%

Repurchase Agreements 2.21%
Repurchase Agreement dated 4/28/2023, 2.40% due 5/1/2023 with Fixed Income Clearing Corp. collateralized by $50,332,800 of U.S. Treasury Note at 2.375% due 5/15/2029; $76,289,400 of U.S. Treasury Note at 0.625% due 11/30/2027; value: $114,286,007; proceeds: $112,067,501 (cost $112,045,092)	$112,045,092	112,045,092

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND April 30, 2023

Investments	Shares	Fair Value
MONEY MARKET FUNDS 0.60%
Fidelity Government Portfolio(c) (cost $30,166,436)	30,166,436	$30,166,436

TIME DEPOSITS 0.07%
CitiBank N.A.(c) (cost $3,351,826)	3,351,826	3,351,826
Total Short-Term Investments (cost $145,563,354)		145,563,354
Total Investments in Securities 100.94% (cost $4,873,139,309)		5,104,710,108
Other Assets and Liabilities – Net (0.94)%		(47,556,899)
Net Assets 100.00%		$5,057,153,209

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$4,959,146,754	$–	$–	$4,959,146,754
Short-Term Investments
Repurchase Agreements	–	112,045,092	–	112,045,092
Money Market Funds	30,166,436	–	–	30,166,436
Time Deposits	–	3,351,826	–	3,351,826
Total	$4,989,313,190	$115,396,918	$–	$5,104,710,108

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)

HEALTH CARE FUND April 30, 2023

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.34%

COMMON STOCKS 97.34%

Canada 1.75%

Biotechnology
Xenon Pharmaceuticals, Inc.*	3,438	$138,483

China 0.78%

Biotechnology
BeiGene Ltd.*	3,117	61,168

Denmark 4.11%

Biotechnology 0.51%
Genmab AS*	98	40,274

Pharmaceuticals 3.60%
Novo Nordisk AS Class B	1,710	284,466
Total Denmark		324,740

France 0.68%

Life Sciences Tools & Services
Sartorius Stedim Biotech	201	53,848

Germany 2.05%

Health Care Equipment & Supplies 0.99%
Siemens Healthineers AG†	1,254	78,156

Life Sciences Tools & Services 1.06%
Gerresheimer AG	768	83,687
Total Germany		161,843

Japan 3.27%

Pharmaceuticals
Daiichi Sankyo Co. Ltd.	4,003	137,361
Eisai Co. Ltd.	2,094	120,831
		258,192
Investments	Shares	U.S. $ Fair Value
Netherlands 2.23%

Biotechnology
Argenx SE*	328	$126,525
uniQure NV*	2,539	49,282
		175,807

Sweden 0.87%

Life Sciences Tools & Services
Olink Holding AB ADR*(a)	3,179	68,571

Switzerland 2.80%

Health Care Equipment & Supplies 1.15%
Straumann Holding AG	605	91,023

Life Sciences Tools & Services 1.65%
Bachem Holding AG Class B	663	72,426
Lonza Group AG Registered Shares	92	57,375
		129,801
Total Switzerland		220,824

United Kingdom 3.54%

Pharmaceuticals
AstraZeneca PLC	1,901	279,757

United States 75.26%

Biotechnology 21.30%
89bio, Inc.*	3,975	63,521
Apellis Pharmaceuticals, Inc.*	1,744	145,502
Arcellx, Inc.*	2,742	117,029
Biogen, Inc.*	282	85,793
Cerevel Therapeutics Holdings, Inc.*	1,507	43,763
Cytokinetics, Inc.*	2,116	79,138
Day One Biopharmaceuticals, Inc.*	3,398	42,135
Karuna Therapeutics, Inc.*	609	120,850
Krystal Biotech, Inc.*	1,326	111,384
Legend Biotech Corp. ADR*	827	56,823
Madrigal Pharmaceuticals, Inc.*	155	48,360

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND April 30, 2023

Investments	Shares	U.S. $ Fair Value
United States (continued)
Natera, Inc.*	2,028	$102,860
Neurocrine Biosciences, Inc.*	642	64,868
Regeneron Pharmaceuticals, Inc.*	222	177,997
Rocket Pharmaceuticals, Inc.*	3,045	54,566
Sarepta Therapeutics, Inc.*	623	76,486
Vertex Pharmaceuticals, Inc.*	718	244,644
Viking Therapeutics, Inc.*	2,148	45,774
		1,681,493

Health Care Equipment & Supplies 23.61%
Abbott Laboratories	672	74,236
Align Technology, Inc.*	332	107,999
Axonics, Inc.*	1,497	86,018
Boston Scientific Corp.*	1,891	98,559
Cooper Cos., Inc.	209	79,723
DexCom, Inc.*	1,229	149,127
Glaukos Corp.*	966	45,895
IDEXX Laboratories, Inc.*	301	148,140
Inspire Medical Systems, Inc.*	388	103,840
Insulet Corp.*	466	148,207
Intuitive Surgical, Inc.*	618	186,154
iRhythm Technologies, Inc.*	489	64,255
Lantheus Holdings, Inc.*	1,031	88,099
Penumbra, Inc.*	267	75,860
Shockwave Medical, Inc.*	263	76,312
Silk Road Medical, Inc.*	1,217	53,572
Stryker Corp.	523	156,717
TransMedics Group, Inc.*	1,529	120,944
		1,863,657

Health Care Providers & Services 7.65%
Humana, Inc.	302	160,208
Laboratory Corp. of America Holdings	237	53,730
Molina Healthcare, Inc.*	172	51,237
R1 RCM, Inc.*	2,884	44,962
UnitedHealth Group, Inc.	597	293,778
		603,915
Investments	Shares	U.S. $ Fair Value
Health Care Technology 1.15%
Evolent Health, Inc. Class A*	1,182	$43,036
Phreesia, Inc.*	1,503	47,555
		90,591

Life Sciences Tools & Services 8.72%
10X Genomics, Inc. Class A*	1,904	99,827
Cytek Biosciences, Inc.*	2,860	32,833
Danaher Corp.	442	104,714
Illumina, Inc.*	350	71,946
Mettler-Toledo International, Inc.*	60	89,490
Pacific Biosciences of California, Inc.*	4,880	51,728
Repligen Corp.*	238	36,088
Thermo Fisher Scientific, Inc.	155	86,009
West Pharmaceutical Services, Inc.	321	115,958
		688,593

Pharmaceuticals 12.83%
Eli Lilly & Co.	1,059	419,216
Intra-Cellular Therapies, Inc.*	1,376	85,518
Merck & Co., Inc.	2,408	278,052
Pliant Therapeutics, Inc.*	3,038	85,824
Ventyx Biosciences, Inc.*	3,844	144,534
		1,013,144
Total United States		5,941,393
Total Common Stocks (cost $6,610,981)		7,684,626

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND April 30, 2023

Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 2.77%

Repurchase Agreements 2.77%
Repurchase Agreement dated 4/28/2023, 2.40% due 5/1/2023 with Fixed Income Clearing Corp. collateralized by $256,100 of U.S Treasury Note at 0.500% due 10/31/2027; value: $223,330; proceeds: $218,940 (cost $218,896)	$218,896	$218,896
Investments	Shares	U.S. $ Fair Value
MONEY MARKET FUNDS 0.00%
Fidelity Government Portfolio(b) (cost $137)	137	$137

TIME DEPOSITS 0.00%
CitiBank N.A.(b) (cost $15)	15	15
Total Short-Term Investments (cost $219,048)		219,048
Total Investments in Securities 100.11% (cost $6,830,029)		$7,903,674
Other Assets and Liabilities – Net (0.11)%		(8,820)
Net Assets 100.00%		$7,894,854

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2023, the total value of Rule 144A securities was $78,156, which represents 0.99% of net assets.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HEALTH CARE FUND April 30, 2023

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
China	$–	$61,168	$–	$61,168
Denmark	–	324,740	–	324,740
France	–	53,848	–	53,848
Germany	–	161,843	–	161,843
Japan	–	258,192	–	258,192
Netherlands	49,282	126,525	–	175,807
Switzerland	–	220,824	–	220,824
United Kingdom	–	279,757	–	279,757
Remaining Countries	6,148,447	–	–	6,148,447
Short-Term Investments
Repurchase Agreements	–	218,896	–	218,896
Money Market Funds	137	–	–	137
Time Deposits	–	15	–	15
Total	$6,197,866	$1,705,808	$–	$7,903,674

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)

INTERNATIONAL EQUITY FUND April 30, 2023

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 95.74%

COMMON STOCKS 95.74%

Australia 1.63%

Metals & Mining
BHP Group Ltd.	185,528	$5,506,002

Austria 0.59%

Banks
BAWAG Group AG†*	40,560	1,978,275

Belgium 0.50%

Diversified REITs
Warehouses De Pauw CVA	56,426	1,687,232

Brazil 1.50%

Broadline Retail 0.72%
MercadoLibre, Inc.*	1,896	2,422,121

Insurance 0.78%
BB Seguridade Participacoes SA	385,100	2,649,020
Total Brazil		5,071,141

Canada 1.57%

Ground Transportation 0.73%
Canadian Pacific Kansas City Ltd.	31,500	2,483,079

Metals & Mining 0.84%
Teck Resources Ltd. Class B	60,648	2,826,197
Total Canada		5,309,276

China 4.96%

Automobiles 0.65%
BYD Co. Ltd. Class H	72,500	2,198,652
Investments	Shares	U.S. $ Fair Value
Beverages 1.40%
China Resources Beer Holdings Co. Ltd.	294,000	$2,271,084
Kweichow Moutai Co. Ltd. Class A	9,600	2,443,789
		4,714,873

Broadline Retail 1.27%
Alibaba Group Holding Ltd.*	404,900	4,281,260

Building Products 0.50%
Xinyi Glass Holdings Ltd.	928,000	1,697,813

Interactive Media & Services 1.14%
Tencent Holdings Ltd.	86,600	3,846,435
Total China		16,739,033

Denmark 4.03%

Air Freight & Logistics 0.80%
DSV AS	14,343	2,699,385

Biotechnology 0.60%
Genmab AS*	4,967	2,041,261

Pharmaceuticals 2.63%
Novo Nordisk AS Class B	53,352	8,875,337
Total Denmark		13,615,983

Finland 1.32%

Banks 0.70%
Nordea Bank Abp	213,742	2,374,517

Machinery 0.62%
Kone Oyj Class B	36,307	2,071,341
Total Finland		4,445,858

France 14.52%

Aerospace & Defense 0.87%
Airbus SE	21,044	2,946,890

Beverages 1.13%
Pernod Ricard SA	16,483	3,806,734

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2023

Investments	Shares	U.S. $ Fair Value
France (continued)

Building Products 0.83%
Cie de Saint-Gobain	48,634	$2,815,651

Capital Markets 0.57%
Amundi SA†	29,453	1,929,609

Chemicals 1.34%
Air Liquide SA	25,094	4,514,167

Diversified Telecommunication Services 0.70%
Orange SA	181,787	2,366,124

Hotels, Restaurants & Leisure 0.86%
Accor SA*	81,673	2,897,521

Insurance 1.10%
AXA SA	113,922	3,718,435

Oil, Gas & Consumable Fuels 1.44%
TotalEnergies SE	76,039	4,858,885

Personal Care Products 1.90%
L’Oreal SA	13,379	6,394,051

Textiles, Apparel & Luxury Goods 3.78%
Hermes International	1,798	3,903,594
LVMH Moet Hennessy Louis Vuitton SE	9,202	8,851,230
		12,754,824
Total France		49,002,891

Germany 6.62%

Diversified Telecommunication Services 1.55%
Deutsche Telekom AG	216,550	5,221,405

Insurance 1.58%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen*	14,173	5,326,602

Life Sciences Tools & Services 1.10%
Gerresheimer AG	34,274	3,734,748
Investments	Shares	U.S. $ Fair Value
Pharmaceuticals 0.76%
Bayer AG Registered Shares	38,771	$2,558,742

Semiconductors & Semiconductor Equipment 0.73%
Infineon Technologies AG	68,207	2,483,879

Software 0.90%
SAP SE	22,388	3,029,457
Total Germany		22,354,833

Hong Kong 2.24%

Insurance
AIA Group Ltd.	398,482	4,338,302
Prudential PLC	210,996	3,228,457
		7,566,759

India 4.31%

Automobiles 0.62%
Maruti Suzuki India Ltd.	19,905	2,096,416

Banks 1.48%
Axis Bank Ltd.	160,000	1,688,944
ICICI Bank Ltd. ADR	144,542	3,288,331
		4,977,275

Oil, Gas & Consumable Fuels 0.73%
Reliance Industries Ltd.	83,023	2,465,546

Personal Care Products 0.73%
Hindustan Unilever Ltd.	82,176	2,473,470

Wireless Telecommunication Services 0.75%
Bharti Airtel Ltd.	259,485	2,540,188
Total India		14,552,895

Indonesia 0.87%

Banks
Bank Negara Indonesia Persero Tbk PT	4,579,600	2,951,316

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2023

Investments	Shares	U.S. $ Fair Value
Ireland 1.76%

Banks 0.80%
Bank of Ireland Group PLC	261,440	$2,704,052

Construction Materials 0.96%
CRH PLC	66,778	3,240,810
Total Ireland		5,944,862

Italy 1.46%

Electric: Utilities 0.97%
Enel SpA	478,358	3,268,197

Financial Services 0.49%
Banca Mediolanum SpA	183,757	1,661,408
Total Italy		4,929,605

Japan 14.82%

Automobiles 1.11%
Toyota Motor Corp.	272,400	3,740,058

Banks 1.03%
Sumitomo Mitsui Financial Group, Inc.	84,800	3,466,083

Beverages 0.77%
Asahi Group Holdings Ltd.	66,900	2,584,620

Consumer Staples Distribution & Retail 0.77%
Seven & i Holdings Co. Ltd.	57,400	2,601,221

Electrical Equipment 0.70%
Fuji Electric Co. Ltd.	58,400	2,357,344

Electronic Equipment, Instruments & Components 1.11%
Keyence Corp.	8,300	3,742,935

Health Care Equipment & Supplies 0.68%
Hoya Corp.	22,000	2,306,810

Household Durables 1.54%
Sony Group Corp.	57,500	5,202,238

Industrial Conglomerates 1.04%
Hitachi Ltd.	63,600	3,518,009
Investments	Shares	U.S. $ Fair Value
Information Technology Services 0.68%
Obic Co. Ltd.	15,000	$2,311,127

Machinery 1.39%
Ebara Corp.	53,700	2,349,445
Fujitec Co. Ltd.	87,400	2,328,269
		4,677,714

Personal Care Products 0.72%
Shiseido Co. Ltd.	48,700	2,441,126

Pharmaceuticals 1.20%
Daiichi Sankyo Co. Ltd.	118,400	4,062,849

Professional Services 0.74%
TechnoPro Holdings, Inc.	91,900	2,507,370

Trading Companies & Distributors 1.34%
ITOCHU Corp.	135,900	4,508,463
Total Japan		50,027,967

Mexico 0.97%

Banks
Grupo Financiero Banorte SAB de CV Class O	377,717	3,266,355

Netherlands 5.04%

Beverages 1.01%
Heineken NV(a)	29,787	3,420,298

Oil, Gas & Consumable Fuels 2.22%
Shell PLC	243,679	7,487,806

Semiconductors & Semiconductor Equipment 1.81%
ASML Holding NV	9,596	6,089,740
Total Netherlands		16,997,844

Norway 0.64%

Oil, Gas & Consumable Fuels
Equinor ASA	75,585	2,176,169

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2023

Investments	Shares	U.S. $ Fair Value
Peru 0.63%

Banks
Credicorp Ltd.	15,741	$2,132,591

Philippines 0.54%

Banks
BDO Unibank, Inc.	700,000	1,824,581

Singapore 1.03%

Semiconductors & Semiconductor Equipment
STMicroelectronics NV	81,416	3,482,739

South Africa 0.48%

Metals & Mining
Anglo American PLC	52,549	1,619,254

South Korea 1.03%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	70,912	3,489,160

Spain 1.81%

Banks 0.71%
CaixaBank SA	647,807	2,397,926

Specialty Retail 1.10%
Industria de Diseno Textil SA(a)	108,057	3,714,650
Total Spain		6,112,576

Sweden 2.53%

Automobile Components 0.59%
Autoliv, Inc. SDR(a)	23,284	1,994,081

Machinery 1.94%
Atlas Copco AB Class A	264,266	3,822,375
Sandvik AB	133,562	2,720,633
		6,543,008
Total Sweden		8,537,089
Investments	Shares	U.S. $ Fair Value
Switzerland 3.71%

Capital Markets 0.59%
UBS Group AG Registered Shares*	97,410	$1,982,543

Health Care Equipment & Supplies 0.99%
Alcon, Inc.	45,854	3,338,919

Pharmaceuticals 0.96%
Novartis AG Registered Shares	31,866	3,259,697

Textiles, Apparel & Luxury Goods 1.17%
Cie Financiere Richemont SA Class A	23,940	3,957,301
Total Switzerland		12,538,460

Taiwan 2.75%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	100,000	1,172,697
Taiwan Semiconductor Manufacturing Co. Ltd.	494,230	8,093,310
		9,266,007

United Kingdom 6.65%

Commercial Services & Supplies 1.20%
Rentokil Initial PLC	510,345	4,062,987

Electric: Utilities 0.86%
SSE PLC	125,349	2,892,197

Personal Care Products 1.40%
Unilever PLC	84,992	4,732,536

Pharmaceuticals 1.91%
AstraZeneca PLC	43,800	6,445,737

Trading Companies & Distributors 0.72%
Ashtead Group PLC	41,804	2,410,256

Wireless Telecommunication Services 0.56%
Vodafone Group PLC	1,577,719	1,895,038
Total United Kingdom		22,438,751

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2023

Investments	Shares	U.S. $ Fair Value
United States 5.23%

Electrical Equipment 1.41%
Schneider Electric SE	27,216	$4,746,248

Food Products 1.59%
Nestle SA Registered Shares	41,791	5,361,349

Pharmaceuticals 2.23%
Eli Lilly & Co.	7,371	2,917,884
Sanofi	42,820	4,614,638
		7,532,522
Total United States		17,640,119
Total Common Stocks (cost $288,104,440)		323,205,623

	Principal Amount

SHORT-TERM INVESTMENTS 6.19%

Repurchase Agreements 4.29%
Repurchase Agreement dated 4/28/2023, 2.40% due 5/1/2023 with Fixed Income Clearing Corp. collateralized by $13,606,800 of U.S Treasury Bond at 4.250% due 11/15/2040; value: $14,767,580; proceeds: $14,480,843 (cost $14,477,948)	$14,477,948	14,477,948
Investments	Shares	U.S. $ Fair Value
MONEY MARKET FUNDS 1.71%
Fidelity Government Portfolio(b) (cost $5,765,360)	5,765,360	$5,765,360

TIME DEPOSITS 0.19%
CitiBank N.A.(b) (cost $640,596)	640,596	640,596
Total Short-Term Investments (cost $20,883,904)		20,883,904
Total Investments in Securities 101.93% (cost $308,988,344)		344,089,527
Other Assets and Liabilities – Net (1.93)%		(6,522,815)
Net Assets 100.00%		$337,566,712

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
SDR	Swedish Depository Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2023, the total value of Rule 144A securities was $3,907,884, which represents 1.16% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL EQUITY FUND April 30, 2023

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$5,071,141	$–	$–	$5,071,141
Canada	5,309,276	–	–	5,309,276
India	3,288,331	11,264,564	–	14,552,895
Mexico	3,266,355	–	–	3,266,355
Peru	2,132,591	–	–	2,132,591
United States	2,917,884	14,722,235	–	17,640,119
Remaining Countries	–	275,233,246	–	275,233,246
Short-Term Investments
Repurchase Agreements	–	14,477,948	–	14,477,948
Money Market Funds	5,765,360	–	–	5,765,360
Time Deposits	–	640,596	–	640,596
Total	$27,750,938	$316,338,589	$–	$344,089,527

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2023

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.79%

COMMON STOCKS 96.79%

Australia 1.93%

Automobile Components 1.16%
GUD Holdings Ltd.	616,724	$3,934,048

Professional Services 0.77%
IPH Ltd.	486,914	2,634,046
Total Australia		6,568,094

Austria 3.06%

Banks 0.96%
BAWAG Group AG†*	66,863	3,261,178

Machinery 2.10%
ANDRITZ AG	109,932	7,139,621
Total Austria		10,400,799

Belgium 1.26%

Diversified REITs 0.76%
Warehouses De Pauw CVA	85,616	2,560,062

Health Care REITs 0.50%
Aedifica SA	20,354	1,700,208
Total Belgium		4,260,270

Canada 7.25%

Capital Markets 0.98%
CI Financial Corp.	336,900	3,317,154

Gas Utilities 2.38%
Brookfield Infrastructure Corp. Class A	189,800	8,087,356

Metals & Mining 1.23%
Capstone Copper Corp.*	884,400	4,158,119

Oil, Gas & Consumable Fuels 0.97%
MEG Energy Corp.*	198,600	3,306,946

Paper & Forest Products 0.68%
Interfor Corp.*	148,100	2,323,952
Investments	Shares	U.S. $ Fair Value
Real Estate Management & Development 1.01%
Tricon Residential, Inc.	427,300	$3,425,086
Total Canada		24,618,613

Egypt 1.10%

Oil, Gas & Consumable Fuels
Energean PLC	239,685	3,729,156

France 4.51%

Construction Materials 0.71%
Vicat SA(a)	82,844	2,416,886

Entertainment 0.79%
Ubisoft Entertainment SA*	90,990	2,664,838

Oil, Gas & Consumable Fuels 1.13%
Gaztransport Et Technigaz SA	36,003	3,850,204

Personal Care Products 1.39%
Interparfums SA	59,337	4,713,311

Software 0.49%
Esker SA	10,875	1,655,612
Total France		15,300,851

Germany 7.12%

Aerospace & Defense 1.78%
Montana Aerospace AG†*	152,962	2,772,254
Rheinmetall AG	11,170	3,271,612
		6,043,866

Life Sciences Tools & Services 2.14%
Gerresheimer AG	66,679	7,265,835

Media 1.23%
Stroeer SE & Co. KGaA	76,136	4,175,245

Semiconductors & Semiconductor Equipment 0.44%
AIXTRON SE	53,278	1,508,399

Wireless Telecommunication Services 1.53%
Freenet AG	181,579	5,176,638
Total Germany		24,169,983

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2023

Investments	Shares	U.S. $ Fair Value
Hong Kong 0.39%

Hotels, Restaurants & Leisure
Melco International Development Ltd.*	1,144,000	$1,331,422

Iceland 1.22%

Machinery
Marel HF†	948,142	4,126,795

India 3.13%

Banks 0.97%
Federal Bank Ltd.	1,989,616	3,295,812

Commercial Services & Supplies 0.63%
CMS Info Systems Ltd.	594,919	2,131,510

Financial Services 0.52%
IIFL Finance Ltd.	302,050	1,779,127

Real Estate Management & Development 1.01%
Phoenix Mills Ltd.	193,809	3,433,861
Total India		10,640,310

Indonesia 1.83%

Banks 0.50%
Bank Tabungan Negara Persero Tbk PT	19,974,700	1,698,927

Real Estate Management & Development 1.33%
Pakuwon Jati Tbk PT	136,152,200	4,516,437
Total Indonesia		6,215,364

Ireland 0.85%

Hotels, Restaurants & Leisure
Dalata Hotel Group PLC*	575,093	2,890,626

Israel 0.46%

Capital Markets
Tel Aviv Stock Exchange Ltd.*	341,428	1,572,270
Investments	Shares	U.S. $ Fair Value
Italy 5.26%

Automobile Components 1.29%
Brembo SpA	298,086	$4,380,084

Construction Materials 0.27%
Buzzi Unicem SpA	36,569	909,319

Financial Services 1.01%
Banca Mediolanum SpA	378,690	3,423,862

Textiles, Apparel & Luxury Goods 2.69%
Brunello Cucinelli SpA	50,848	4,868,818
Salvatore Ferragamo SpA	242,181	4,258,224
		9,127,042
Total Italy		17,840,307

Japan 23.28%

Banks 1.07%
Resona Holdings, Inc.	402,400	2,005,546
Shizuoka Financial Group, Inc.	215,300	1,622,855
		3,628,401

Beverages 1.00%
Coca-Cola Bottlers Japan Holdings, Inc.	314,100	3,384,821

Building Products 1.04%
Sanwa Holdings Corp.	322,200	3,529,105

Chemicals 2.13%
Aica Kogyo Co. Ltd.	141,300	3,212,421
Kansai Paint Co. Ltd.	284,900	4,016,512
		7,228,933

Construction & Engineering 0.97%
SHO-BOND Holdings Co. Ltd.	76,800	3,282,119

Distributors 1.65%
PALTAC Corp.	146,300	5,613,074

Diversified REITs 0.76%
GLP J-Reit	2,268	2,591,360

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2023

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Electronic Equipment, Instruments & Components 0.80%
Taiyo Yuden Co. Ltd.	88,300	$2,703,624

Food Products 1.31%
Nichirei Corp.	216,500	4,441,517

Hotels, Restaurants & Leisure 0.83%
Saizeriya Co. Ltd.	112,600	2,831,054

Information Technology Services 3.40%
NS Solutions Corp.	150,400	4,093,136
Simplex Holdings, Inc.	252,100	4,385,995
Zuken, Inc.	120,800	3,067,033
		11,546,164

Machinery 3.66%
DMG Mori Co. Ltd.	275,200	4,414,941
Fujitec Co. Ltd.	144,100	3,838,713
OSG Corp.	297,300	4,176,381
		12,430,035

Professional Services 0.95%
TechnoPro Holdings, Inc.	118,200	3,224,930

Software 2.15%
Money Forward, Inc.*	78,800	3,281,571
OBIC Business Consultants Co. Ltd.	106,100	4,029,003
		7,310,574

Wireless Telecommunication Services 1.56%
Okinawa Cellular Telephone Co.	237,200	5,299,442
Total Japan		79,045,153

Mexico 1.17%

Capital Markets 0.52%
Bolsa Mexicana de Valores SAB de CV	807,100	1,784,378

Consumer Finance 0.65%
Gentera SAB de CV	2,002,820	2,203,386
Total Mexico		3,987,764
Investments	Shares	U.S. $ Fair Value
Netherlands 0.53%

Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	19,889	$1,790,281

New Zealand 1.16%

Passenger Airlines
Air New Zealand Ltd.*	8,339,526	3,929,207

Norway 0.42%

Semiconductors & Semiconductor Equipment
Nordic Semiconductor ASA*	132,504	1,434,751

Peru 0.59%

Banks
Intercorp Financial Services, Inc.	89,356	1,998,894

Portugal 1.77%

Multi-Utilities
REN - Redes Energeticas Nacionais SGPS SA	2,064,820	5,996,245

South Korea 2.09%

Chemicals 0.82%
Soulbrain Co. Ltd.	16,998	2,796,956

Health Care Equipment & Supplies 0.48%
Dentium Co. Ltd.	14,929	1,611,522

Semiconductors & Semiconductor Equipment 0.79%
WONIK IPS Co. Ltd.	116,798	2,674,865
Total South Korea		7,083,343

Spain 2.67%

Banks 0.76%
Banco de Sabadell SA	2,462,119	2,566,011

Containers & Packaging 1.27%
Vidrala SA	40,903	4,293,903

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2023

Investments	Shares	U.S. $ Fair Value
Spain (continued)

Professional Services 0.64%
Applus Services SA	260,637	$2,186,764
Total Spain		9,046,678

Sweden 2.82%

Automobile Components 0.89%
Autoliv, Inc. SDR	35,136	3,009,106

Commercial Services & Supplies 1.42%
Loomis AB	150,725	4,824,522

Consumer Staples Distribution & Retail 0.51%
Axfood AB	69,943	1,735,787
Total Sweden		9,569,415

Switzerland 3.01%

Containers & Packaging 0.85%
SIG Group AG*	107,363	2,873,639

Life Sciences Tools & Services 1.76%
Tecan Group AG Registered Shares*	13,721	5,979,235

Machinery 0.40%
Sulzer AG Registered Shares	16,456	1,378,971
Total Switzerland		10,231,845

Taiwan 0.49%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	141,000	1,653,503

United Kingdom 17.42%

Aerospace & Defense 2.32%
Chemring Group PLC	1,075,381	3,849,375
Senior PLC	1,942,214	4,012,804
		7,862,179

Beverages 1.66%
Britvic PLC	489,652	5,629,323
Investments	Shares	U.S. $ Fair Value
Biotechnology 0.84%
Genus PLC	84,269	$2,849,163

Broadline Retail 1.72%
B&M European Value Retail SA	966,605	5,835,346

Capital Markets 0.79%
Man Group PLC	939,784	2,687,752

Construction Materials 1.02%
Breedon Group PLC	4,017,825	3,468,940

Electronic Equipment, Instruments & Components 0.83%
Spectris PLC	59,842	2,833,973

Food Products 1.35%
Tate & Lyle PLC	448,329	4,597,095

Health Care Equipment & Supplies 0.75%
ConvaTec Group PLC†	927,138	2,563,139

Health Care REITs 1.07%
Assura PLC	5,662,878	3,622,463

Insurance 0.83%
Lancashire Holdings Ltd.	364,353	2,808,375

Machinery 1.20%
Concentric AB	193,053	4,060,137

Pharmaceuticals 0.93%
Dechra Pharmaceuticals PLC	67,419	3,164,719

Specialty Retail 1.17%
WH Smith PLC	200,107	3,969,339

Trading Companies & Distributors 0.94%
Grafton Group PLC	293,676	3,203,139
Total United Kingdom		59,155,082
Total Common Stocks (cost $323,725,802)		328,587,021

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2023

Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 3.07%

Repurchase Agreements 2.41%
Repurchase Agreement dated 4/28/2023, 2.40% due 5/1/2023 with Fixed Income Clearing Corp. collateralized by $9,573,800 of U.S Treasury Note at 0.500% due 10/31/2027; value: $8,348,762; proceeds: $8,186,644 (cost $8,185,007)	$8,185,007	$8,185,007
Investments	Shares	U.S. $ Fair Value
MONEY MARKET FUNDS 0.60%
Fidelity Government Portfolio(b) (cost $2,032,915)	2,032,915	$2,032,915

TIME DEPOSITS 0.06%
CitiBank N.A.(b) (cost $225,879)	225,879	225,879
Total Short-Term Investments (cost $10,443,801)		10,443,801
Total Investments in Securities 99.86% (cost $334,169,603)		$339,030,822
Other Assets and Liabilities – Net 0.14%		458,705
Net Assets 100.00%		$339,489,527

REIT	Real Estate Investment Trust.
SDR	Swedish Depository Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2023, the total value of Rule 144A securities was $12,723,366, which represents 3.75% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2023

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$24,618,613	$–	$–	$24,618,613
Egypt	3,729,156	–	–	3,729,156
Iceland	4,126,795	–	–	4,126,795
Mexico	3,987,764	–	–	3,987,764
Peru	1,998,894	–	–	1,998,894
United Kingdom	11,104,207	48,050,875	–	59,155,082
Remaining Countries	–	230,970,717	–	230,970,717
Short-Term Investments
Repurchase Agreements	–	8,185,007	–	8,185,007
Money Market Funds	2,032,915	–	–	2,032,915
Time Deposits	–	225,879	–	225,879
Total	$51,598,344	$287,432,478	$–	$339,030,822

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)

INTERNATIONAL VALUE FUND April 30, 2023

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.66%

COMMON STOCKS 96.66%

Australia 3.51%

Diversified REITs 0.83%
Goodman Group	260,350	$3,356,336

Metals & Mining 2.68%
BHP Group Ltd.	365,819	10,856,584
Total Australia		14,212,920

Austria 2.50%

Banks
BAWAG Group AG†*	76,907	3,751,064
Erste Group Bank AG	174,882	6,358,571
		10,109,635

Canada 4.17%

Insurance 1.55%
Manulife Financial Corp.	318,400	6,286,452

Metals & Mining 1.31%
Capstone Copper Corp.*	292,700	1,376,167
Teck Resources Ltd. Class B	83,700	3,898,813
		5,274,980

Oil, Gas & Consumable Fuels 1.31%
Pembina Pipeline Corp.	161,333	5,310,884
Total Canada		16,872,316

China 1.58%

Broadline Retail 0.86%
Alibaba Group Holding Ltd.*	329,800	3,487,181

Specialty Retail 0.72%
Topsports International Holdings Ltd.†	3,256,000	2,902,521
Total China		6,389,702
Investments	Shares	U.S. $ Fair Value
Egypt 0.82%

Oil, Gas & Consumable Fuels
Energean PLC	212,248	$3,302,275

Finland 0.88%

Banks
Nordea Bank Abp	320,812	3,563,986

France 12.65%

Aerospace & Defense 3.05%
Airbus SE	42,821	5,996,425
Thales SA	41,548	6,340,365
		12,336,790

Banks 1.35%
BNP Paribas SA	84,636	5,468,621

Building Products 0.71%
Cie de Saint-Gobain	49,501	2,865,846

Capital Markets 0.87%
Amundi SA†(a)	53,665	3,515,854

Diversified Telecommunication Services 2.68%
Orange SA	834,697	10,864,345

Gas Utilities 0.90%
Rubis SCA	123,011	3,635,436

Insurance 1.86%
AXA SA	230,734	7,531,200

Textiles, Apparel & Luxury Goods 1.23%
Kering SA	7,797	4,992,939
Total France		51,211,031

Germany 6.64%

Air Freight & Logistics 1.43%
Deutsche Post AG Registered Shares	120,300	5,786,379

Chemicals 0.94%
Covestro AG†*	86,505	3,795,013

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2023

Investments	Shares	U.S. $ Fair Value
Germany (continued)

Health Care Providers & Services 0.43%
Fresenius SE & Co. KGaA	60,308	$1,747,362

Insurance 1.08%
Allianz SE Registered Shares	17,374	4,362,732

Pharmaceuticals 2.23%
Bayer AG Registered Shares	136,935	9,037,201

Semiconductors & Semiconductor Equipment 0.53%
Infineon Technologies AG	58,662	2,136,281
Total Germany		26,864,968

Hong Kong 1.53%

Insurance
Prudential PLC	405,508	6,204,691

India 1.30%

Banks 0.88%
Federal Bank Ltd.	2,158,147	3,574,984

Oil, Gas & Consumable Fuels 0.42%
Petronet LNG Ltd.	583,305	1,694,188
Total India		5,269,172

Indonesia 0.86%

Banks
Bank Negara Indonesia Persero Tbk PT	5,410,300	3,486,659

Ireland 2.52%

Banks 1.27%
Bank of Ireland Group PLC	497,721	5,147,886

Construction Materials 1.25%
CRH PLC	105,075	5,070,288
Total Ireland		10,218,174

Isle Of Man 0.88%

Hotels, Restaurants & Leisure
Entain PLC	195,251	3,557,720
Investments	Shares	U.S. $ Fair Value
Italy 1.83%

Electric: Utilities
Enel SpA	1,086,680	$7,424,322

Japan 15.91%

Automobile Components 0.88%
Denso Corp.	58,700	3,543,342

Automobiles 1.68%
Toyota Motor Corp.	494,700	6,792,243

Banks 2.25%
Concordia Financial Group Ltd.	152,300	577,881

Sumitomo Mitsui Financial
Group, Inc.	208,800	8,534,412
		9,112,293

Beverages 1.89%
Asahi Group Holdings Ltd.	198,300	7,661,137

Building Products 0.86%
Sanwa Holdings Corp.	316,500	3,466,672

Electrical Equipment 1.06%
Fuji Electric Co. Ltd.	106,100	4,282,778

Electronic Equipment, Instruments & Components 1.06%
Murata Manufacturing Co. Ltd.	75,900	4,306,275

Financial Services 0.59%
ORIX Corp.	140,900	2,397,064

Household Durables 1.01%
Sony Group Corp.	45,300	4,098,459

Industrial Conglomerates 1.22%
Hitachi Ltd.	88,900	4,917,469

Machinery 1.95%
Ebara Corp.	85,000	3,718,861
Fujitec Co. Ltd.	157,000	4,182,359
		7,901,220

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2023

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Trading Companies & Distributors 1.46%
ITOCHU Corp.	178,600	$5,925,030
Total Japan		64,403,982

Mexico 1.73%

Banks 0.91%
Grupo Financiero Banorte SAB de CV Class O	423,566	3,662,840

Transportation Infrastructure 0.82%
Grupo Aeroportuario del Pacifico SAB de CV Class B	186,900	3,325,312
Total Mexico		6,988,152

Netherlands 6.19%

Consumer Staples Distribution & Retail 1.75%
Koninklijke Ahold Delhaize NV	206,712	7,107,719

Oil, Gas & Consumable Fuels 4.44%
Shell PLC ADR	289,908	17,968,498
Total Netherlands		25,076,217

Singapore 1.29%

Banks
United Overseas Bank Ltd.	246,300	5,230,908

South Africa 0.70%

Metals & Mining
Anglo American PLC	91,766	2,827,693

South Korea 1.23%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	101,347	4,986,686

Sweden 2.19%

Automobile Components 1.05%
Autoliv, Inc. SDR(a)	49,316	4,223,505
Investments	Shares	U.S. $ Fair Value
Commercial Services & Supplies 1.14%
Loomis AB	144,569	$4,627,476
Total Sweden		8,850,981

Switzerland 4.69%

Capital Markets 1.59%
UBS Group AG Registered Shares*	315,516	6,421,560

Pharmaceuticals 3.10%
Novartis AG Registered Shares	122,792	12,560,869
Total Switzerland		18,982,429

United Kingdom 18.12%

Banks 1.43%
Standard Chartered PLC	729,907	5,783,150

Broadline Retail 0.98%
Next PLC	46,808	3,971,507

Electric: Utilities 1.79%
SSE PLC	314,084	7,246,910

Food Products 1.46%
Tate & Lyle PLC	575,322	5,899,261

Insurance 1.09%
Lancashire Holdings Ltd.	574,053	4,424,709

Oil, Gas & Consumable Fuels 1.99%
BP PLC	1,202,264	8,065,982

Personal Care Products 3.53%
Haleon PLC	1,154,770	5,077,175
Unilever PLC	165,309	9,204,758
		14,281,933

Pharmaceuticals 1.64%
AstraZeneca PLC	45,059	6,631,015

Tobacco 2.20%
Imperial Brands PLC	360,415	8,921,743

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2023

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Trading Companies & Distributors 0.69%
Ashtead Group PLC	48,504	$2,796,553

Wireless Telecommunication Services 1.32%
Vodafone Group PLC	4,436,355	5,328,618
Total United Kingdom		73,351,381

United States 2.94%

Pharmaceuticals
Sanofi	110,312	11,888,135
Total Common Stocks (cost $359,653,523)		391,274,135

	Principal Amount

SHORT-TERM INVESTMENTS 4.64%

Repurchase Agreements 3.32%
Repurchase Agreement dated 4/28/2023, 2.40% due 5/1/2023 with Fixed Income Clearing Corp. collateralized by $12,607,000 of U.S Treasury Bond at 4.250% due 11/15/2040; value: $13,682,488; proceeds: $13,416,875 (cost $13,414,192)	$13,414,192	13,414,192
Investments	Shares	U.S. $ Fair Value
MONEY MARKET FUNDS 1.19%
Fidelity Government Portfolio(b) (cost $4,808,727)	4,808,727	$4,808,727

TIME DEPOSITS 0.13%
CitiBank N.A.(b) (cost $534,303)	534,303	534,303
Total Short-Term Investments (cost $18,757,222)		18,757,222
Total Investments in Securities 101.30% (cost $378,410,745)		$410,031,357
Other Assets and Liabilities – Net (1.30)%		(5,253,099)
Net Assets 100.00%		$404,778,258

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
SDR	Swedish Depository Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2023, the total value of Rule 144A securities was $13,964,452, which represents 3.45% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL VALUE FUND April 30, 2023

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$16,872,316	$–	$–	$16,872,316
Egypt	3,302,275	–	–	3,302,275
Mexico	6,988,152	–	–	6,988,152
Netherlands	17,968,498	7,107,719	–	25,076,217
Remaining Countries	–	339,035,175	–	339,035,175
Short-Term Investments
Repurchase Agreements	–	13,414,192	–	13,414,192
Money Market Funds	4,808,727	–	–	4,808,727
Time Deposits	–	534,303	–	534,303
Total	$49,939,968	$360,091,389	$–	$410,031,357

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND April 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.33%

COMMON STOCKS 98.33%

Aerospace & Defense 1.52%
AAR Corp.*	24,213	$1,277,962
AeroVironment, Inc.*	20,690	2,083,276
Total		3,361,238

Beverages 1.20%
Vita Coco Co., Inc.*	122,735	2,657,213

Biotechnology 17.55%
89bio, Inc.*	247,313	3,952,046
Arcellx, Inc.*	185,571	7,920,170
Day One Biopharmaceuticals, Inc.*	89,777	1,113,235
IVERIC bio, Inc.*	79,529	2,615,709
Karuna Therapeutics, Inc.*	13,491	2,677,154
Krystal Biotech, Inc.*	45,579	3,828,636
MoonLake Immunotherapeutics (Switzerland)*(a)(b)	54,181	1,154,055
Prometheus Biosciences, Inc.*	5,813	1,127,431
Rocket Pharmaceuticals, Inc.*	104,668	1,875,651
Syndax Pharmaceuticals, Inc.*	159,981	3,287,609
uniQure NV (Netherlands)*(a)	101,035	1,961,089
Viking Therapeutics, Inc.*	109,854	2,340,989
Xenon Pharmaceuticals, Inc. (Canada)*(a)	124,142	5,000,440
Total		38,854,214

Building Products 0.90%
Tecnoglass, Inc. (Colombia)(a)	45,233	1,983,467

Capital Markets 1.25%
Piper Sandler Cos.,	20,488	2,774,895
Investments	Shares	Fair Value
Commercial Services & Supplies 1.56%
Heritage-Crystal Clean, Inc.*	98,783	$3,453,454

Communications Equipment 0.48%
Calix, Inc.*	23,425	1,070,523

Construction & Engineering 0.88%
MYR Group, Inc.*	15,159	1,940,200

Consumer Finance 1.56%
NerdWallet, Inc. Class A*(b)	255,179	3,462,779

Consumer Staples Distribution & Retail 1.10%
Chefs’ Warehouse, Inc.*	73,188	2,434,233

Diversified Consumer Services 0.77%
European Wax Center, Inc. Class A*	89,944	1,694,545

Electronic Equipment, Instruments & Components 3.90%
Napco Security Technologies, Inc.*	154,266	4,782,246
OSI Systems, Inc.*	34,057	3,847,079
Total		8,629,325

Financial Services 5.81%
AvidXchange Holdings, Inc.*	300,041	$2,229,305
Flywire Corp.*	167,235	4,878,245
Remitly Global, Inc.*	343,308	5,767,574
Total		12,875,124

Health Care Equipment & Supplies 9.78%
Axonics, Inc.*	58,545	3,363,996
Lantheus Holdings, Inc.*	20,946	1,789,836
PROCEPT BioRobotics Corp.*	35,381	1,075,228
RxSight, Inc.*(b)	173,421	3,104,236
Silk Road Medical, Inc.*	58,805	2,588,596
TransMedics Group, Inc.*	93,100	7,364,210
Treace Medical Concepts, Inc.*	96,537	2,364,191
Total		21,650,293

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND April 30, 2023

Investments	Shares	Fair Value
Health Care Technology 1.44%
Phreesia, Inc.*	100,563	$3,181,813

Hotels, Restaurants & Leisure 6.81%
Bowlero Corp.*(b)	209,963	3,071,759
Kura Sushi USA, Inc. Class A*	47,084	3,245,029
Shake Shack, Inc. Class A*	53,877	2,952,998
Xponential Fitness, Inc. Class A*	175,547	5,807,095
Total		15,076,881

Leisure Products 0.50%
Solo Brands, Inc. Class A*(b)	139,572	1,115,180

Life Sciences Tools & Services 3.33%
Cytek Biosciences, Inc.*	162,186	1,861,895
Olink Holding AB ADR*(b)	103,412	2,230,597
Pacific Biosciences of California, Inc.*	310,375	3,289,975
Total		7,382,467

Media 3.16%
Integral Ad Science Holding Corp.*	285,522	4,491,261
Perion Network Ltd. (Israel)*(a)	71,616	2,508,709
Total		6,999,970

Personal Care Products 3.59%
Beauty Health Co.*(b)	199,984	2,291,817
elf Beauty, Inc.*	60,942	5,652,980
Total		7,944,797

Pharmaceuticals 8.75%
Amylyx Pharmaceuticals, Inc.*	113,021	3,209,796
Intra-Cellular Therapies, Inc.*	38,058	2,365,305
Pliant Therapeutics, Inc.*	167,615	4,735,124
Revance Therapeutics, Inc.*	75,849	2,414,273
Ventyx Biosciences, Inc.*	176,803	6,647,793
Total		19,372,291
Investments	Shares	Fair Value
Professional Services 3.05%
Fiverr International Ltd. (Israel)*(a)	109,785	$4,009,348
ICF International, Inc.	24,177	2,756,178
Total		6,765,526

Semiconductors & Semiconductor Equipment 8.21%
Aehr Test Systems*	107,647	2,664,263
CEVA, Inc.*	42,768	1,074,760
Impinj, Inc.*	59,403	5,251,819
indie Semiconductor, Inc. Class A*(b)	387,533	2,933,625
Rambus, Inc.*	141,238	6,262,493
Total		18,186,960

Software 9.26%
Agilysys, Inc.*	96,780	7,552,711
Cerence, Inc.*	91,749	2,344,187
JFrog Ltd. (Israel)*(a)	59,831	1,111,062
Yext, Inc.*	465,284	4,085,193
Zeta Global Holdings Corp. Class A*	409,137	3,972,720
Zuora, Inc. Class A*	184,821	1,439,756
Total		20,505,629

Textiles, Apparel & Luxury Goods 1.04%
Oxford Industries, Inc.	22,277	2,298,764

Wireless Telecommunication Services 0.93%
Gogo, Inc.*	154,090	2,066,347
Total Common Stocks (cost $173,017,642)		217,738,128

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND April 30, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.80%

Repurchase Agreements 1.96%
Repurchase Agreement dated 4/28/2023, 2.40% due 5/1/2023 with Fixed Income Clearing Corp. collateralized by $4,084,300 of U.S Treasury Bond at 4.250% due 11/15/2040; value: $4,432,727; proceeds: $4,346,585 (cost $4,345,716)	$4,345,716	$4,345,716
Investments	Shares	Fair Value
MONEY MARKET FUNDS 1.65%
Fidelity Government Portfolio(c) (cost $3,661,743)	3,661,743	$3,661,743

TIME DEPOSITS 0.19%
CitiBank N.A.(c) (cost $406,860)	406,860	406,860
Total Short-Term Investments (cost $8,414,319)		8,414,319
Total Investments in Securities 102.13% (cost $181,431,961)		226,152,447
Other Assets and Liabilities – Net (2.13)%		(4,708,993)
Net Assets 100.00%		$221,443,454

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$217,738,128	$–	$–	$217,738,128
Short-Term Investments
Repurchase Agreements	–	4,345,716	–	4,345,716
Money Market Funds	3,661,743	–	–	3,661,743
Time Deposits	–	406,860	–	406,860
Total	$221,399,871	$4,752,576	$–	$226,152,447

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND April 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.46%

COMMON STOCKS 99.46%

Aerospace & Defense 1.64%
Curtiss-Wright Corp.	118,108	$20,058,282

Automobile Components 1.38%
Gentherm, Inc.*	282,934	16,877,013

Banks 4.13%
Columbia Banking System, Inc.	475,842	10,163,985
East West Bancorp, Inc.	255,206	13,191,598
First BanCorp	1,164,609	13,684,156
Wintrust Financial Corp.	198,156	13,547,926
Total		50,587,665

Building Products 3.67%
Allegion PLC (Ireland)(a)	210,587	23,265,652
Masonite International Corp.*	237,024	21,666,364
Total		44,932,016

Capital Markets 4.46%
Cboe Global Markets, Inc.	167,332	23,376,281
Moelis & Co. Class A	424,156	16,067,029
TPG, Inc.	524,600	15,197,662
Total		54,640,972

Chemicals 2.26%
Avient Corp.	391,122	15,062,108
Axalta Coating Systems Ltd.*	398,058	12,566,691
Total		27,628,799

Commercial Services & Supplies 0.46%
Brady Corp. Class A	110,945	5,661,523

Communications Equipment 1.32%
F5, Inc.*	120,135	16,141,339

Construction & Engineering 2.14%
EMCOR Group, Inc.	153,202	26,197,542

Construction Materials 1.27%
Eagle Materials, Inc.	104,539	15,493,725
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 2.22%
BJ’s Wholesale Club Holdings, Inc.*	355,893	$27,179,548

Containers & Packaging 1.71%
Avery Dennison Corp.	120,303	20,990,468

Electric: Utilities 3.34%
IDACORP, Inc.	184,082	20,455,192
Portland General Electric Co.	402,567	20,377,941
Total		40,833,133

Electronic Equipment, Instruments & Components 2.11%
Belden, Inc.	106,900	8,433,341
Littelfuse, Inc.	71,640	17,354,074
Total		25,787,415

Energy Equipment & Services 1.16%
NOV, Inc.	849,159	14,223,413

Financial Services 1.35%
Euronet Worldwide, Inc.*	149,804	16,589,295

Ground Transportation 1.73%
Saia, Inc.*	70,951	21,127,079

Health Care Equipment & Supplies 5.56%
CONMED Corp.	141,800	17,805,826
Cooper Cos., Inc.	47,312	18,047,163
Lantheus Holdings, Inc.*	80,118	6,846,083
STERIS PLC	134,684	25,394,668
Total		68,093,740

Health Care Providers & Services 3.37%
Molina Healthcare, Inc.*	98,951	29,476,513
R1 RCM, Inc.*	752,639	11,733,642
Total		41,210,155

Hotels, Restaurants & Leisure 5.85%
Caesars Entertainment, Inc.*	378,900	17,160,381
Choice Hotels International, Inc.	178,633	22,779,280

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2023

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure (continued)
Dave & Buster’s Entertainment, Inc.*	185,857	$6,590,489
SeaWorld Entertainment, Inc.*	116,468	6,249,673
Texas Roadhouse, Inc.	169,840	18,787,701
Total		71,567,524

Industrial Reits 1.73%
First Industrial Realty Trust, Inc.	404,036	21,199,769

Information Technology Services 0.92%
Perficient, Inc.*	173,146	11,240,638

Insurance 7.16%
American Financial Group, Inc.	206,479	25,341,168
RenaissanceRe Holdings Ltd.	103,119	22,212,864
Selective Insurance Group, Inc.	168,150	16,197,890
Stewart Information Services Corp.	272,896	11,366,118
White Mountains Insurance Group Ltd.	8,767	12,555,571
Total		87,673,611

Leisure Products 1.08%
YETI Holdings, Inc.*	336,082	13,258,435

Life Sciences Tools & Services 3.83%
Bio-Techne Corp.	211,148	16,866,502
Charles River Laboratories International, Inc.*	82,794	15,740,795
Repligen Corp.*	94,426	14,317,815
Total		46,925,112

Machinery 3.50%
Columbus McKinnon Corp.	589,167	20,449,986
Crane Co.*	178,895	12,892,963
Crane NXT Co.	199,995	$9,471,763
Total		42,814,712

Investments	Shares	Fair Value
Media 1.33%
Criteo SA ADR*	517,284	$16,268,582

Metals & Mining 1.00%
Reliance Steel & Aluminum Co.	49,329	12,223,726

Oil, Gas & Consumable Fuels 3.75%
Chesapeake Energy Corp.	333,138	27,543,850
Permian Resources Corp.	1,753,422	18,323,260
Total		45,867,110

Pharmaceuticals 1.52%
Organon & Co.	753,894	18,568,409

Professional Services 5.86%
Booz Allen Hamilton Holding Corp.	231,861	22,193,735
ICF International, Inc.	148,238	16,899,132
Paylocity Holding Corp.*	61,654	11,917,101
WNS Holdings Ltd. ADR*	229,146	20,662,095
Total		71,672,063

Real Estate Management & Development 1.18%
Marcus & Millichap, Inc.	458,100	14,416,407

Residential Reits 1.25%
American Homes 4 Rent Class A	461,513	15,349,922

Semiconductors & Semiconductor Equipment 2.63%
Entegris, Inc.	276,159	20,689,832
FormFactor, Inc.*	419,292	11,450,865
Total		32,140,697

Software 4.48%
Aspen Technology, Inc.*	69,416	12,286,632
CommVault Systems, Inc.*	354,080	20,632,242
Descartes Systems Group, Inc. (Canada)*(a)	276,663	21,906,176
Total		54,825,050

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND April 30, 2023

Investments	Shares	Fair Value
Specialized Reits 1.33%
National Storage Affiliates Trust	423,294	$16,317,984

Specialty Retail 2.12%
Burlington Stores, Inc.*	30,443	5,869,715
Valvoline, Inc.	579,700	20,028,635
Total		25,898,350

Textiles, Apparel & Luxury Goods 1.59%
Deckers Outdoor Corp.*	40,640	19,480,378

Trading Companies & Distributors 2.07%
AerCap Holdings NV (Ireland)*(a)	449,197	25,316,743
Total Common Stocks (cost $1,095,142,689)		1,217,278,344
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.41%

Repurchase Agreements 0.41%
Repurchase Agreement dated 4/28/2023, 2.40% due 5/1/2023 with Fixed Income Clearing Corp. collateralized by $4,735,500 of U.S Treasury Bond at 4.250% due 11/15/2040; value: $5,139,480; proceeds: $5,039,656 (cost $5,038,648)	$5,038,648	$5,038,648
Total Investments in Securities 99.87% (cost $1,100,181,337)		1,222,316,992
Other Assets and Liabilities – Net 0.13%		1,593,056
Net Assets 100.00%		$1,223,910,048

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,217,278,344	$–	$–	$1,217,278,344
Short-Term Investments
Repurchase Agreements	–	5,038,648	–	5,038,648
Total	$1,217,278,344	$5,038,648	$–	$1,222,316,992

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

74	See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Assets and Liabilities (unaudited)

April 30, 2023

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
ASSETS:
Investments in securities, at cost	$454,102	$27,539,538	$20,814,057
Investments in Underlying Funds, at cost	659,986,063	–	–
Investments in securities, at fair	$454,102	$30,060,534	$21,495,831
Investments in Underlying Funds, at value	619,272,363	–	–
Cash	–	–	57,405
Foreign cash, at value (cost $0, $0, $40, $1, $289 and $15,321, respectively)	–	–	40
Receivables:
Capital shares sold	328,558	7,331	2,237
Investments in Underlying Funds sold	258,816	–	–
Interest and dividends	91	1,304	86,886
From advisor (See Note 3)	19	17,239	12,928
Investment securities sold	–	–	41,927
Securities lending income receivable	–	–	–
Prepaid expenses and other assets	59,199	87,941	54,623
Total assets	620,373,148	30,174,349	21,751,877
LIABILITIES:
Payables:
Capital shares reacquired	659,980	3,337	–
Trustees’ fees	123,780	6,812	22,073
12b-1 distribution plan	88,003	5,220	5,072
Fund administration	20,517	998	720
Investment securities purchased	–	–	–
Management fee	–	16,212	10,623
Accrued expenses	179,263	49,314	111,806
Total liabilities	1,071,543	81,893	150,294
NET ASSETS	$619,301,605	$30,092,456	$21,601,583
COMPOSITION OF NET ASSETS:
Paid-in capital	$686,511,877	$39,299,102	$27,836,052
Total distributable earnings (loss)	(67,210,272)	(9,206,646)	(6,234,469)
Net Assets	$619,301,605	$30,092,456	$21,601,583

76	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund

$115,121,518	$1,620,423,707	$13,501,175
–	–	–
$116,171,122	$1,907,481,251	$14,809,175
–	–	–
–	1	–

1	293	15,247

145,421	296,480	4,026
–	–	–
179	2,314,865	21,888
6,425	–	14,756
701,272	1,722,243	184,826
–	–	49
25,946	81,668	66,349
117,050,366	1,911,896,801	15,116,316

100,636	1,110,219	–
17,784	477,214	847
6,402	231,147	1,641
3,826	62,344	488
197,783	–	186,337
76,511	857,381	5,487
55,832	449,672	68,543
458,774	3,187,977	263,343
$116,591,592	$1,908,708,824	$14,852,973

$114,359,957	$1,615,026,752	$14,164,778
2,231,635	293,682,072	688,195
$116,591,592	$1,908,708,824	$14,852,973

See Notes to Financial Statements.	77

Statements of Assets and Liabilities (unaudited)(continued)

April 30, 2023

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
Net Assets by class:
Class A Shares	$397,949,132	$14,530,950	$12,074,834
Class C Shares	$18,993,396	$2,264,786	$2,863,438
Class F Shares	$15,908,885	$3,804,403	$362,713
Class F3 Shares	$52,309,971	$567,597	$9,082
Class I Shares	$107,329,208	$3,814,174	$4,784,880
Class P Shares	$–	$–	$–
Class R2 Shares	$988,698	$–	$–
Class R3 Shares	$18,085,563	$131,506	$138,165
Class R4 Shares	$3,806,734	$13,102	$6,522
Class R5 Shares	$361,359	$13,261	$6,541
Class R6 Shares	$3,568,659	$4,952,677	$1,355,408
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	18,499,444	739,662	1,242,814
Class C Shares	1,185,343	119,489	295,374
Class F Shares	729,599	191,264	36,601
Class F3 Shares	2,320,668	28,436	931
Class I Shares	4,788,692	191,712	473,359
Class P Shares	–	–	–
Class R2 Shares	48,653	–	–
Class R3 Shares	881,217	6,772	14,241
Class R4 Shares	177,551	667	670
Class R5 Shares	16,117	667	671
Class R6 Shares	158,268	248,112	138,757
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$21.51	$19.65	$ 9.72
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$22.82	$20.85	$10.31
Class C Shares-Net asset value	$16.02	$18.95	$ 9.69
Class F Shares-Net asset value*	$21.80	$19.89	$ 9.91
Class F3 Shares-Net asset value*	$22.54	$19.96	$ 9.76
Class I Shares-Net asset value	$22.41	$19.90	$10.11
Class P Shares-Net asset value	$ –	$ –	$ –
Class R2 Shares-Net asset value	$20.32	$ –	$ –
Class R3 Shares-Net asset value	$20.52	$19.42	$ 9.70
Class R4 Shares-Net asset value*	$21.44	$19.65	$ 9.73
Class R5 Shares-Net asset value*	$22.42	$19.89	$ 9.75
Class R6 Shares-Net asset value	$22.55	$19.96	$ 9.77

*	Net asset value may not recalculate due to rounding of fractional shares.

78	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund

$13,759,473	$1,153,176,765	$4,966,916
$3,270,540	$28,329,409	$338,500
$10,153,234	$35,718,026	$1,197,830
$10,979	$18,444,938	$13,861
$78,122,509	$592,421,494	$3,298,085
$–	$3,718,917	$–
$–	$2,175,559	$–
$–	$63,447,306	$599,536
$–	$2,700,808	$237,628
$200,894	$772,999	$14,231
$11,073,963	$7,802,603	$4,186,386

589,218	95,127,437	395,716
132,027	2,739,571	27,258
396,690	2,991,434	95,255
429	1,495,807	1,102
3,061,529	48,464,371	262,436
–	314,981	–
–	184,714	–
–	5,364,096	48,129
–	224,185	18,950
7,872	63,189	1,132
432,857	632,307	332,690

$23.35	$12.12	$12.55

$24.77	$12.86	$13.32
$24.77	$10.34	$12.42
$25.59	$11.94	$12.58
$25.58	$12.33	$12.58
$25.52	$12.22	$12.57
$ –	$11.81	$ –
$ –	$11.78	$ –
$ –	$11.83	$12.46
$ –	$12.05	$12.54
$25.52	$12.23	$12.57
$25.58	$12.34	$12.58

See Notes to Financial Statements.	79

Statements of Assets and Liabilities (unaudited)(continued)

April 30, 2023

	Growth Leaders Fund	Health Care Fund	International Equity Fund
ASSETS:
Investments in securities, at cost	$4,873,139,309	$6,830,029	$308,988,344
Investments in securities, at fair value including $34,154,235, $151, $6,164,033, $2,166,982, $5,178,791, $3,990,583, and $0, respectively, of securities loaned	$5,104,710,108	$7,903,674	$344,089,527
Cash	–	–	11
Foreign cash, at value (cost $0, $531, $2,938,716, $500,890, $169,245, $0 and $0, respectively)	–	529	2,929,171
Receivables:
Capital shares sold	4,796,679	253	536,102
Interest and dividends	228,471	4,893	1,358,117
From advisor (See Note 3)	29,953	13,934	–
Investment securities sold	–	–	1,157,071
Securities lending income receivable	139,889	35	–
Prepaid expenses and other assets	46,665	41,688	74,619
Total assets	5,109,951,765	7,965,006	350,144,618
LIABILITIES:
Payables:
Payable for collateral due to broker for securities lending	33,518,262	152	6,405,956
Capital shares reacquired	14,487,201	32	182,299
Management fee	2,172,946	3,926	123,945
12b-1 distribution plan	731,131	1,716	35,431
Trustees’ fees	436,111	2,948	88,285
Fund administration	167,260	253	11,017
Investment securities purchased	–	–	4,772,657
IRS compliance fee for foreign withholding tax claims (See Note 16)	–	–	793,576
Foreign capital gains taxes deferred	–	–	–
Accrued expenses	1,285,645	61,125	164,740
Total liabilities	52,798,556	70,152	12,577,906
NET ASSETS	$5,057,153,209	$7,894,854	$337,566,712
COMPOSITION OF NET ASSETS:
Paid-in capital	$6,267,066,546	$7,503,217	$308,478,310
Total distributable earnings (loss)	(1,209,913,337)	391,637	29,088,402
Net Assets	$5,057,153,209	$7,894,854	$337,566,712

80	See Notes to Financial Statements.

International Opportunities Fund	International Value Fund	Micro Cap Growth Fund	Value Opportunities Fund

$334,169,603	$378,410,745	$181,431,961	$1,100,181,337

$339,030,822	$410,031,357	$226,152,447	$1,222,316,992
–	–	–	–

500,285	168,160	–	–

1,407,237	376,805	57,464	409,254
1,542,731	2,611,464	869	123,507
–	–	1,866	–
2,041,172	1,986,041	–	4,121,936
4,012	–	7,789	–
61,879	33,788	11,247	106,028
344,588,138	415,207,615	226,231,682	1,227,077,717

2,258,794	5,343,030	4,068,603	–
1,532,016	476,714	113,535	1,560,567
208,797	164,704	162,559	747,254
20,813	47,070	14,034	116,178
69,670	130,715	21,308	303,841
11,136	13,176	7,225	40,352
844,115	248,430	280,939	–

–	3,795,020	–	–
13,778	–	–	–
139,492	210,498	120,025	399,477
5,098,611	10,429,357	4,788,228	3,167,669
$339,489,527	$404,778,258	$221,443,454	$1,223,910,048

$377,322,100	$802,329,056	$264,882,237	$1,077,525,611
(37,832,573)	(397,550,798)	(43,438,783)	146,384,437
$339,489,527	$404,778,258	$221,443,454	$1,223,910,048

See Notes to Financial Statements.	81

Statements of Assets and Liabilities (unaudited)(concluded)

April 30, 2023

	Growth Leaders Fund	Health Care Fund	International Equity Fund
Net assets by class:
Class A Shares	$1,475,441,207	$4,232,272	$150,658,344
Class C Shares	$465,854,136	$1,150,681	$1,917,837
Class F Shares	$354,760,109	$237,221	$6,378,935
Class F3 Shares	$415,592,410	$33,490	$11,691,692
Class I Shares	$2,178,797,570	$38,764	$156,450,520
Class P Shares	$–	$–	$10,937
Class R2 Shares	$2,018,252	$–	$175,009
Class R3 Shares	$16,231,253	$26,116	$5,405,083
Class R4 Shares	$10,642,636	$12,121	$1,600,036
Class R5 Shares	$9,991,525	$12,225	$21,037
Class R6 Shares	$127,824,111	$2,151,964	$3,257,282
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	55,516,843	232,717	11,217,372
Class C Shares	20,339,877	65,267	142,903
Class F Shares	12,861,100	12,916	476,940
Class F3 Shares	14,806,208	1,826	857,369
Class I Shares	78,281,300	2,115	11,502,255
Class P Shares	–	–	812
Class R2 Shares	78,905	–	13,003
Class R3 Shares	634,140	1,451	409,262
Class R4 Shares	400,273	667	119,830
Class R5 Shares	358,784	667	1,558
Class R6 Shares	4,554,089	117,261	239,010
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$26.58	$18.19	$13.43
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$28.20	$19.30	$14.25
Class C Shares-Net asset value	$22.90	$17.63	$13.42
Class F Shares-Net asset value	$27.58	$18.37	$13.37
Class F3 Shares-Net asset value	$28.07	$18.34	$13.64
Class I Shares-Net asset value	$27.83	$18.33	$13.60
Class P Shares-Net asset value	$ –	$ –	$13.47
Class R2 Shares-Net asset value	$25.58	$ –	$13.46
Class R3 Shares-Net asset value	$25.60	$18.00	$13.21
Class R4 Shares-Net asset value*	$26.59	$18.18	$13.35
Class R5 Shares-Net asset value	$27.85	$18.33	$13.50
Class R6 Shares-Net asset value	$28.07	$18.35	$13.63

*	Net asset value may not recalculate due to rounding of fractional shares.

82	See Notes to Financial Statements.

International Opportunities Fund	International Value Fund	Micro Cap Growth Fund	Value Opportunities Fund

$98,347,916	$211,458,088	$34,540,173	$599,392,169
$6,559,568	$4,099,382	$6,245,550	$35,367,484
$5,284,723	$6,395,634	$21,570,657	$38,398,371
$27,398,764	$29,856,502	$–	$188,706,030
$172,655,538	$144,089,207	$159,087,074	$252,920,470
$101,992	$–	$–	$12,205,640
$1,453,009	$69,561	$–	$4,311,586
$5,317,643	$7,007,537	$–	$29,164,749
$2,124,085	$167,209	$–	$28,024,021
$2,163,335	$11,174	$–	$925,023
$18,082,954	$1,623,964	$–	$34,494,505

5,565,464	28,506,624	2,494,227	37,621,999
403,910	556,489	375,869	2,775,910
301,738	856,185	1,263,615	2,330,270
1,489,859	3,989,171	–	11,008,230
9,453,716	19,246,978	9,319,845	14,924,858
5,616	–	–	792,654
83,928	9,127	–	291,337
307,303	932,652	–	1,928,839
120,832	22,597	–	1,761,781
118,501	1,500	–	54,535
983,251	216,979	–	2,014,295

$17.67	$7.42	$13.85	$15.93

$18.75	$7.87	$14.69	$16.90
$16.24	$7.37	$16.62	$12.74
$17.51	$7.47	$17.07	$16.48
$18.39	$7.48	$ -	$17.14
$18.26	$7.49	$17.07	$16.95
$18.16	$ -	$ -	$15.40
$17.31	$7.62	$ -	$14.80
$17.30	$7.51	$ -	$15.12
$17.58	$7.40	$ -	$15.91
$18.26	$7.45	$ -	$16.96
$18.39	$7.48	$ -	$17.12

See Notes to Financial Statements.	83

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2023

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $0, $394, $13,801, $126,467 and $6,101, respectively)	$–	$52,328	$201,119
Dividends received from Underlying Funds	4,466,727	–	–
Securities lending net income	–	–	–
Interest and other	3,790	17,450	4,366
Total investment income	4,470,517	69,778	205,485
Expenses:
Management fee	318,137	106,916	63,191
12b-1 distribution plan–Class A	509,357	17,569	15,910
12b-1 distribution plan–Class C	133,468	10,998	16,920
12b-1 distribution plan–Class F	11,150	2,559	428
12b-1 distribution plan–Class P	–	–	–
12b-1 distribution plan–Class R2	2,877	–	–
12b-1 distribution plan–Class R3	43,114	143	255
12b-1 distribution plan–Class R4	4,909	16	8
Shareholder servicing	291,712	21,666	10,634
Fund administration	127,255	6,579	4,284
Registration	73,403	64,702	60,344
Reports to shareholders	31,367	1,427	1,202
Professional	19,522	21,064	21,208
Trustees’ fees	6,608	340	401
Custody	4,362	2,028	6,164
Other	8,266	7,567	25,186
Gross expenses	1,585,507	263,574	226,135
Expense reductions (See Note 8)	(9,772)	(480)	(339)
Fees waived and expenses reimbursed (See Note 3)	(322,499)	(105,526)	(116,659)
Net expenses	1,253,236	157,568	109,137
Net investment income (loss)	3,217,281	(87,790)	96,348
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	15,265,434	–	–
Net realized gain (loss) on Investment in Underlying Funds	(9,180,516)	–	–
Net realized gain (loss) on investments	–	(4,454,051)	(291,011)
Net realized gain (loss) on foreign currency related transactions	–	–	2,124
Net change in unrealized appreciation/depreciation in Underlying Funds	24,500,779	–	–
Net change in unrealized appreciation/depreciation on investments	–	4,312,283	403,281
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	–	25,410
Net realized and unrealized gain (loss)	30,585,697	(141,768)	139,804
Net Increase (Decrease) in Net Assets Resulting From Operations	$33,802,978	$(229,558)	$236,152

84	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund

$1,112,723	$19,483,723	$144,834
–	–	–
76	–	417
11,202	281,472	5,066
1,124,001	19,765,195	150,317

505,786	5,312,869	30,484
19,063	1,460,693	5,757
17,299	175,377	1,844
8,223	27,359	615
–	8,953	–
–	6,474	–
–	157,143	1,379
–	3,709	637
41,018	730,808	11,923
25,289	387,342	2,710
47,620	84,959	57,559
9,335	54,726	1,361
22,178	32,172	29,679
1,346	19,851	245
2,717	6,585	15,810
19,289	56,969	5,558
719,163	8,525,989	165,561
(896)	(24,296)	(175)
(32,880)	(6,585)	(112,236)
685,387	8,495,108	53,150
438,614	11,270,087	97,167

–	–	–

–	–	–
1,772,054	10,665,819	(498,168)

658	21,606	3,361

–	–	–

(135,121)	30,031,660	1,786,147

–	12,669	3,433
1,637,591	40,731,754	1,294,773

$2,076,205	$52,001,841	$1,391,940

See Notes to Financial Statements.	85

Statements of Operations (unaudited)(continued)

For the Six Months Ended April 30, 2023

	Growth Leaders Fund	Health Care Fund	International Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $1,092, $485,621, $439,782, $589,718 and $0, respectively)	$9,719,092	$20,729	$4,130,317
Securities lending net income	320,287	620	23,857
Interest and other	1,100,707	2,511	95,053
IRS compliance fee for foreign withholding tax claims (See Note 16)	–	–	(108,606)
Total investment income	11,140,086	23,860	4,140,621
Expenses:
Management fee	13,228,953	21,474	785,152
12b-1 distribution plan–Class A	1,826,617	4,508	179,388
12b-1 distribution plan–Class C	2,436,418	3,337	19,686
12b-1 distribution plan–Class F	288,539	137	3,883
12b-1 distribution plan–Class P	–	–	24
12b-1 distribution plan–Class R2	6,158	–	488
12b-1 distribution plan–Class R3	35,121	41	12,168
12b-1 distribution plan–Class R4	13,002	15	1,890
Shareholder servicing	2,207,824	4,360	135,770
Fund administration	1,018,645	1,386	62,875
Reports to shareholders	220,042	826	19,121
Registration	132,510	56,382	76,324
Trustees’ fees	53,820	245	3,069
Professional	45,459	23,009	30,976
Custody	29,176	1,072	46,770
Other	82,196	5,325	19,575
Gross expenses	21,624,480	122,117	1,397,159
Expense reductions (See Note 8)	(71,723)	(76)	(2,836)
Fees waived and expenses reimbursed (See Note 3)	(317,716)	(88,713)	(63,462)
Net expenses	21,235,041	33,328	1,330,861
Net investment income (loss)	(10,094,955)	(9,468)	2,809,760
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(421,495,762)	117,822	(1,249,013)
Net realized gain (loss) on foreign currency related transactions	–	172	199,621
Net change in unrealized appreciation/depreciation on investments	442,051,468	375,013	48,652,674
Net change in unrealized appreciation/depreciation on deferred foreign capital gains taxes	–	–	33,714
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	276	128,017
Net realized and unrealized gain (loss)	20,555,706	493,283	47,765,013
Net Increase (Decrease) in Net Assets Resulting From Operations	$10,460,751	$483,815	$50,574,773

86	See Notes to Financial Statements.

International Opportunities Fund	International Value Fund	Micro Cap Growth Fund

$4,099,688	$6,099,115	$125,022
4,613	22,382	87,408
64,576	86,148	51,734

–	(270,043)	–
4,168,877	5,937,602	264,164

1,240,070	1,032,206	994,120
117,012	250,557	43,026
35,967	24,291	31,547
5,371	4,070	15,709
244	–	–
6,065	183	–
11,773	16,851	–
2,565	172	–
131,364	178,384	119,346
66,137	76,481	44,183
16,226	21,344	6,272
76,490	72,390	28,801
3,234	3,758	2,289
33,945	60,098	23,445
40,363	65,483	8,078
46,118	28,346	23,628
1,832,944	1,834,614	1,340,444
(2,615)	(4,071)	(2,649)
(40,363)	(102,549)	(23,787)
1,789,966	1,727,994	1,314,008
2,378,911	4,209,608	(1,049,844)

(9,645,036)	(2,483,056)	(11,584,341)

84,139	899,287	–

70,256,982	71,754,819	12,149,941

122,907	–	–

765,518	239,430	–
61,584,510	70,410,480	565,600

$63,963,421	$74,620,088	$(484,244)

See Notes to Financial Statements.	87

Statements of Operations (unaudited)(concluded)

For the Six Months Ended April 30, 2023

Value Opportunities Fund
Investment income:
Dividends (net of foreign withholding taxes of $41,381)	$10,574,179
Securities lending net income	15
Interest and other	110,721
Total investment income	10,684,915
Expenses:
Management fee	4,663,753
12b-1 distribution plan–Class A	765,444
12b-1 distribution plan–Class C	206,730
12b-1 distribution plan–Class F	28,842
12b-1 distribution plan–Class P	28,346
12b-1 distribution plan–Class R2	13,211
12b-1 distribution plan–Class R3	77,930
12b-1 distribution plan–Class R4	35,845
Shareholder servicing	579,922
Fund administration	252,332
Reports to shareholders	74,306
Registration	81,948
Trustees’ fees	13,098
Professional	27,826
Custody	10,403
Other	55,191
Gross expenses	6,915,127
Expense reductions (See Note 8)	(15,335)
Fees waived and expenses reimbursed (See Note 3)	(10,403)
Net expenses	6,889,389
Net investment income	3,795,526
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	27,791,903
Net change in unrealized appreciation/depreciation on investments	4,431,878
Net realized and unrealized gain (loss)	32,223,781
Net Increase in Net Assets Resulting From Operations	$36,019,307

88	See Notes to Financial Statements.

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Statements of Changes in Net Assets

	Alpha Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$3,217,281	$2,094,212
Capital gain distributions received from Underlying Funds	15,265,434	63,676,165
Net realized gain (loss) on investments in Underlying Funds	(9,180,516)	(6,375,349)
Net realized gain (loss) on investments	–	–
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	24,500,779	(272,105,734)
Net change in unrealized appreciation/depreciation on investments	–	–
Net increase (decrease) in net assets resulting from operations	33,802,978	(212,710,706)
Distributions to shareholders:
Class A	(26,637,493)	(27,355,292)
Class C	(2,342,626)	(3,117,383)
Class F	(1,650,626)	(7,349,675)
Class F3	(3,208,745)	(2,959,332)
Class I	(6,291,180)	(2,175,051)
Class R2	(60,698)	(58,000)
Class R3	(1,054,054)	(1,260,398)
Class R4	(254,475)	(228,467)
Class R5	(24,219)	(26,825)
Class R6	(226,973)	(274,765)
Total distributions to shareholders	(41,751,089)	(44,805,188)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	70,075,823	192,165,716
Reinvestment of distributions	35,663,641	38,027,618
Cost of shares reacquired	(134,263,842)	(197,529,081)
Net increase (decrease) in net assets resulting from capital share transactions	(28,524,378)	32,664,253
Net decrease in net assets	(36,472,489)	(224,851,641)
NET ASSETS:
Beginning of period	$655,774,094	$880,625,735
End of period	$619,301,605	$655,774,094

90	See Notes to Financial Statements.

Focused Growth Fund
For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022

$(87,790)	$(255,492)
–	–
–	–
(4,454,051)	(6,905,171)

–	–

4,312,283	(13,228,715)
(229,558)	(20,389,378)

–	(2,567,142)
–	(378,405)
–	(2,509,277)
–	(162,364)
–	(757,292)
–	–
–	(3,252)
–	(3,247)
–	(3,247)
–	(849,495)
–	(7,233,721)

12,032,589	22,040,099
–	6,168,589
(15,483,810)	(19,130,869)

(3,451,221)	9,077,819
(3,680,779)	(18,545,280)

$33,773,235	$52,318,515
$30,092,456	$33,773,235

See Notes to Financial Statements.	91

Statements of Changes in Net Assets (continued)

	Focused Large Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income	$96,348	$7,836,154
Net realized gain (loss) on investments and foreign currency related transactions	(288,887)	34,686,571
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	428,691	(113,032,560)
Net increase (decrease) in net assets resulting from operations	236,152	(70,509,835)
Distributions to shareholders:
Class A	(3,834,713)	(1,832,383)
Class C	(1,431,493)	(824,722)
Class F	(402,138)	(516,992)
Class F3	(3,988)	(4,009)
Class I	(91,262)	(148,160,810)
Class R3	(26,298)	(2,986)
Class R4	(2,846)	(2,856)
Class R5	(2,873)	(2,890)
Class R6	(422,577)	(337,911)
Total distributions to shareholders	(6,218,188)	(151,685,559)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	10,262,125	170,411,753
Reinvestment of distributions	5,710,233	151,312,207
Cost of shares reacquired	(7,600,193)	(752,521,176)
Net increase (decrease) in net assets resulting from capital share transactions	8,372,165	(430,797,216)
Net increase (decrease) in net assets	2,390,129	(652,992,610)
NET ASSETS:
Beginning of period	$19,211,454	$672,204,064
End of period	$21,601,583	$19,211,454

92	See Notes to Financial Statements.

Focused Small Cap Value Fund
For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022

$438,614	$646,378

1,772,712	5,403,931

(135,121)	(31,562,664)
2,076,205	(25,512,355)

(616,896)	(2,071,369)
(117,495)	(483,303)
(757,185)	(6,300,491)
(433)	(1,386)
(3,105,857)	(11,419,770)
–	–
–	–
(10,525)	(1,624)
(403,523)	(1,155,908)
(5,011,914)	(21,433,851)

12,476,241	46,385,727
4,758,371	20,522,709
(31,858,037)	(107,014,170)

(14,623,425)	(40,105,734)
(17,559,134)	(87,051,940)

$134,150,726	$221,202,666
$116,591,592	$134,150,726

See Notes to Financial Statements.	93

Statements of Changes in Net Assets (continued)

	Fundamental Equity Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income	$11,270,087	$22,718,564
Net realized gain (loss) on investments and foreign currency related transactions	10,687,425	89,658,255
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	30,044,329	(228,863,145)
Net increase (decrease) in net assets resulting from operations	52,001,841	(116,486,326)
Distributions to shareholders:
Class A	(62,031,796)	(157,233,440)
Class C	(2,027,363)	(6,813,219)
Class F	(3,757,884)	(17,023,016)
Class F3	(984,530)	(2,276,471)
Class I	(30,715,661)	(32,556,487)
Class P	(212,024)	(544,609)
Class R2	(106,559)	(371,250)
Class R3	(3,228,451)	(9,674,156)
Class R4	(155,223)	(341,292)
Class R5	(42,656)	(114,175)
Class R6	(413,952)	(1,880,761)
Total distributions to shareholders	(103,676,099)	(228,828,876)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	138,133,011	451,921,007
Reinvestment of distributions	100,473,204	220,273,728
Cost of shares reacquired	(233,045,586)	(372,423,836)
Net increase in net assets resulting from capital share transactions	5,560,629	299,770,899
Net increase (decrease) in net assets	(46,113,629)	(45,544,303)
NET ASSETS:
Beginning of period	$1,954,822,453	$2,000,366,756
End of period	$1,908,708,824	$1,954,822,453

94	See Notes to Financial Statements.

Global Equity Fund
For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022

$97,167	$81,877

(494,807)	(129,434)

1,789,580	(2,371,674)
1,391,940	(2,419,231)

(30,060)	(706,818)
–	(110,829)
(9,680)	(299,857)
(127)	(2,578)
(29,916)	(256,979)
–	–
–	–
(1,617)	(64,811)
(3,989)	(2,575)
(121)	(2,638)
(13,663)	(179,196)
(89,173)	(1,626,281)

6,431,130	2,624,771
58,477	906,874
(1,892,709)	(2,098,737)

4,596,898	1,432,908
5,899,665	(2,612,604)

$8,953,308	$11,565,912
$14,852,973	$8,953,308

See Notes to Financial Statements.	95

Statements of Changes in Net Assets (continued)

	Growth Leaders Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment loss	$(10,094,955)	$(29,932,468)
Net realized gain (loss) on investments and foreign currency related transactions	(421,495,762)	(974,635,511)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	442,051,468	(2,765,796,307)
Net increase (decrease) in net assets resulting from operations	10,460,751	(3,770,364,286)
Distributions to shareholders:
Class A	–	(516,166,233)
Class C	–	(240,453,284)
Class F	–	(799,350,013)
Class F3	–	(128,196,756)
Class I	–	(234,268,629)
Class R2	–	(636,674)
Class R3	–	(4,314,020)
Class R4	–	(3,353,679)
Class R5	–	(3,558,947)
Class R6	–	(33,119,570)
Total distributions to shareholders	–	(1,963,417,805)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	1,031,200,846	4,067,529,922
Reinvestment of distributions	–	1,824,521,076
Cost of shares reacquired	(1,551,342,478)	(5,003,566,690)
Net increase (decrease) in net assets resulting from capital share transactions	(520,141,632)	888,484,308
Net increase (decrease) in net assets	(509,680,881)	(4,845,297,783)
NET ASSETS:
Beginning of period	$5,566,834,090	$10,412,131,873
End of period	$5,057,153,209	$5,566,834,090

96	See Notes to Financial Statements.

Health Care Fund
For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022

$(9,468)	$(13,244)

117,994	(757,927)

375,289	(525,938)
483,815	(1,297,109)

–	(237,866)
–	(54,449)
–	(39,168)
(86)	(2,688)
(21)	(1,304)
–	–
–	(982)
–	(981)
(16)	(982)
(6,008)	(190,161)
(6,131)	(528,581)

2,166,669	1,681,977
28	321,307
(1,185,239)	(1,577,022)

981,458	426,262
1,459,142	(1,399,428)

$6,435,712	$7,835,140
$7,894,854	$6,435,712

See Notes to Financial Statements.	97

Statements of Changes in Net Assets (continued)

	International Equity Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income	$2,809,760	$6,935,802
Net realized gain (loss) on investments, swap contracts and foreign currency related transactions	(1,049,392)	(4,635,682)
Net change in unrealized appreciation/depreciation on investments, deferred foreign capital gains taxes and translation of assets and liabilities denominated in foreign currencies	48,814,405	(103,647,010)
Net increase (decrease) in net assets resulting from operations	50,574,773	(101,346,890)
Distributions to shareholders:
Class A	(2,799,388)	(21,399,286)
Class C	(47,998)	(782,187)
Class F	(180,998)	(2,865,403)
Class F3	(147,620)	(693,860)
Class I	(2,985,080)	(19,096,185)
Class P	(182)	(1,376)
Class R2	(2,657)	(19,394)
Class R3	(82,045)	(673,002)
Class R4	(29,323)	(180,612)
Class R5	(474)	(7,581)
Class R6	(62,147)	(468,664)
Total distributions to shareholders	(6,337,912)	(46,187,550)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	35,317,704	20,362,935
Reinvestment of distributions	6,225,627	45,341,230
Cost of shares reacquired	(27,683,786)	(53,132,557)
Net increase (decrease) in net assets resulting from capital share transactions	13,859,545	12,571,608
Net increase (decrease) in net assets	58,096,406	(134,962,832)
NET ASSETS:
Beginning of period	$279,470,306	$414,433,138
End of period	$337,566,712	$279,470,306

98	See Notes to Financial Statements.

International Opportunities Fund
For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022

$2,378,911	$4,707,921

(9,560,897)	(16,739,450)

71,145,407	(118,476,243)
63,963,421	(130,507,772)

(1,515,429)	(2,906,967)
(63,496)	(232,215)
(250,874)	(1,303,487)
(530,783)	(751,094)
(2,938,287)	(4,671,896)
(1,575)	(2,745)
(28,634)	(49,120)
(62,415)	(110,011)
(36,129)	(62,902)
(38,883)	(79,058)
(327,410)	(586,175)
(5,793,915)	(10,755,670)

40,549,742	64,502,823
5,609,335	10,359,870
(75,439,645)	(86,947,035)

(29,280,568)	(12,084,342)
28,888,938	(153,347,784)

$310,600,589	$463,948,373
$339,489,527	$310,600,589

See Notes to Financial Statements.	99

Statements of Changes in Net Assets (continued)

	International Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$4,209,608	$21,298,119
Net realized gain (loss) on investments and foreign currency related transactions	(1,583,769)	(23,889,559)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	71,994,249	(110,319,693)
Net increase (decrease) in net assets resulting from operations	74,620,088	(112,911,133)
Distributions to shareholders:
Class A	(1,954,445)	(9,846,255)
Class C	(25,606)	(290,372)
Class F	(78,014)	(853,274)
Class F3	(295,322)	(1,177,508)
Class I	(1,464,112)	(12,554,506)
Class R2	(471)	(1,692)
Class R3	(56,208)	(288,403)
Class R4	(1,400)	(6,611)
Class R5	(122)	(602)
Class R6	(17,242)	(74,661)
Total distributions to shareholders	(3,892,942)	(25,093,884)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	24,904,427	53,131,933
Reinvestment of distributions	3,819,049	24,633,484
Cost of shares reacquired	(38,948,135)	(246,207,849)
Net decrease in net assets resulting from capital share transactions	(10,224,659)	(168,442,432)
Net increase (decrease) in net assets	60,502,487	(306,447,449)
NET ASSETS:
Beginning of period	$344,275,771	$650,723,220
End of period	$404,778,258	$344,275,771

100	See Notes to Financial Statements.

Micro Cap Growth Fund
For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022

$(1,049,844)	$(1,997,602)

(11,584,341)	(60,372,383)

12,149,941	(46,542,882)
(484,244)	(108,912,867)

–	–
–	–
–	–
–	–
–	–
–	–
–	–
–	–
–	–
–	–
–	–

26,486,185	74,876,590
–	–
(38,159,015)	(129,678,311)

(11,672,830)	(54,801,721)
(12,157,074)	(163,714,588)

$233,600,528	$397,315,116
$221,443,454	$233,600,528

See Notes to Financial Statements.	101

Statements of Changes in Net Assets (concluded)

	Value Opportunities Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income	$3,795,526	$9,410,086
Net realized gain (loss) on investments	27,791,903	120,080,030
Net change in unrealized appreciation/depreciation on investments	4,431,878	(470,006,406)
Net increase (decrease) in net assets resulting from operations	36,019,307	(340,516,290)
Distributions to shareholders:
Class A	(53,463,932)	(102,999,131)
Class C	(4,344,107)	(10,928,764)
Class F	(6,295,659)	(22,556,721)
Class F3	(15,989,853)	(29,456,770)
Class I	(20,289,727)	(48,314,870)
Class P	(1,091,735)	(2,111,678)
Class R2	(390,476)	(749,624)
Class R3	(2,715,045)	(5,298,619)
Class R4	(2,475,922)	(5,145,203)
Class R5	(80,636)	(239,327)
Class R6	(2,676,278)	(5,158,092)
Total distributions to shareholders	(109,813,370)	(232,958,799)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	96,929,306	213,811,313
Reinvestment of distributions	107,376,618	227,980,077
Cost of shares reacquired	(213,378,436)	(500,789,144)
Net decrease in net assets resulting from capital share transactions	(9,072,512)	(58,997,754)
Net decrease in net assets	(82,866,575)	(632,472,843)
NET ASSETS:
Beginning of period	$1,306,776,623	$1,939,249,466
End of period	$1,223,910,048	$1,306,776,623

102	See Notes to Financial Statements.

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Financial Highlights (unaudited)

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income		Net realized gain	Total distri- butions
Class A
4/30/2023(d)	$21.82	$0.11	$0.99	$1.10	$(0.07)		$(1.34)	$(1.41)
10/31/2022	30.39	0.06	(7.10)	(7.04)	(0.41)		(1.12)	(1.53)
10/31/2021	22.60	(0.02)	9.90	9.88	(0.36)		(1.73)	(2.09)
10/31/2020	24.04	0.03	1.82	1.85	–		(3.29)	(3.29)
10/31/2019	26.62	(0.03)	0.87	0.84	(0.26)		(3.16)	(3.42)
10/31/2018	28.92	(0.05)	0.93	0.88	–		(3.18)	(3.18)
Class C
4/30/2023(d)	16.60	0.03	0.73	0.76	–		(1.34)	(1.34)
10/31/2022	23.47	(0.08)	(5.45)	(5.53)	(0.22)		(1.12)	(1.34)
10/31/2021	17.82	(0.17)	7.74	7.57	(0.19)		(1.73)	(1.92)
10/31/2020	19.73	(0.09)	1.47	1.38	–		(3.29)	(3.29)
10/31/2019	22.43	(0.17)	0.66	0.49	(0.03)		(3.16)	(3.19)
10/31/2018	25.03	(0.21)	0.79	0.58	–		(3.18)	(3.18)
Class F
4/30/2023(d)	22.09	0.15	0.97	1.12	(0.07)		(1.34)	(1.41)
10/31/2022	30.73	0.20	(7.27)	(7.07)	(0.45)		(1.12)	(1.57)
10/31/2021	22.82	0.03	10.01	10.04	(0.40)		(1.73)	(2.13)
10/31/2020	24.22	0.08	1.81	1.89	–		(3.29)	(3.29)
10/31/2019	26.80	0.01	0.87	0.88	(0.30)		(3.16)	(3.46)
10/31/2018	29.06	– (g)	0.92	0.92	–		(3.18)	(3.18)
Class F3
4/30/2023(d)	22.83	0.14	1.05	1.19	(0.14)		(1.34)	(1.48)
10/31/2022	31.70	0.14	(7.40)	(7.26)	(0.49)		(1.12)	(1.61)
10/31/2021	23.47	0.07	10.32	10.39	(0.43)		(1.73)	(2.16)
10/31/2020	24.78	0.10	1.88	1.98	–		(3.29)	(3.29)
10/31/2019	27.32	0.05	0.91	0.96	(0.34)		(3.16)	(3.50)
10/31/2018	29.52	0.05	0.93	0.98	–		(3.18)	(3.18)
Class I
4/30/2023(d)	22.71	0.13	1.04	1.17	(0.13)		(1.34)	(1.47)
10/31/2022	31.56	0.04	(7.28)	(7.24)	(0.49)		(1.12)	(1.61)
10/31/2021	23.39	0.05	10.27	10.32	(0.42)		(1.73)	(2.15)
10/31/2020	24.72	0.11	1.85	1.96	–		(3.29)	(3.29)
10/31/2019	27.29	0.03	0.89	0.92	(0.33)		(3.16)	(3.49)
10/31/2018	29.50	0.02	0.95	0.97	–		(3.18)	(3.18)
Class R2
4/30/2023(d)	20.66	0.06	0.94	1.00	(–	)(g)	(1.34)	(1.34)
10/31/2022	28.80	(0.02)	(6.73)	(6.75)	(0.27)		(1.12)	(1.39)
10/31/2021	21.52	(0.09)	9.40	9.31	(0.30)		(1.73)	(2.03)
10/31/2020	23.11	(0.04)	1.74	1.70	–		(3.29)	(3.29)
10/31/2019	25.65	(0.10)	0.83	0.73	(0.11)		(3.16)	(3.27)
10/31/2018	28.07	(0.13)	0.89	0.76	–		(3.18)	(3.18)

104	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)					Supplemental Data:
Net asset value, end of period	Total return (%)(c)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$21.51	5.47	(e)	0.43	(f)	0.53	(f)	0.98 (f)	$397,949	4	(e)
21.82	(24.25)		0.44		0.54		0.25	420,589	8
30.39	45.31		0.41		0.52		(0.06)	542,197	7
22.60	7.72		0.43		0.53		0.16	400,088	16
24.04	5.65		0.44		0.54		(0.13)	482,675	17
26.62	3.11		0.42		0.52		(0.17)	508,472	8

16.02	5.07	(e)	1.18	(f)	1.29	(f)	0.35 (f)	18,993	4	(e)
16.60	(24.81)		1.19		1.29		(0.40)	30,206	8
23.47	44.16		1.16		1.26		(0.77)	56,365	7
17.82	6.98		1.18		1.28		(0.52)	54,247	16
19.73	4.86		1.19		1.29		(0.85)	97,096	17
22.43	2.31		1.17		1.27		(0.87)	140,681	8

21.80	5.49	(e)	0.28	(f)	0.39	(f)	1.36 (f)	15,909	4	(e)
22.09	(24.10)		0.28		0.39		0.76	27,275	8
30.73	45.53		0.26		0.37		0.09	144,742	7
22.82	7.89		0.28		0.38		0.37	120,797	16
24.22	5.81		0.29		0.39		0.04	176,784	17
26.80	3.25		0.27		0.37		(0.01)	204,245	8

22.54	5.63	(e)	0.09	(f)	0.20	(f)	1.26 (f)	52,310	4	(e)
22.83	(23.98)		0.09		0.19		0.57	50,046	8
31.70	45.81		0.08		0.18		0.25	56,369	7
23.47	8.10		0.09		0.19		0.44	33,179	16
24.78	6.03		0.10		0.20		0.20	32,219	17
27.32	3.42		0.08		0.19		0.17	33,677	8

22.41	5.59	(e)	0.18	(f)	0.28	(f)	1.15 (f)	107,329	4	(e)
22.71	(24.04)		0.19		0.29		0.18	101,366	8
31.56	45.64		0.16		0.27		0.18	43,112	7
23.39	8.02		0.18		0.28		0.51	28,481	16
24.72	5.88		0.19		0.29		0.11	92,448	17
27.29	3.38		0.17		0.27		0.08	87,441	8

20.32	5.27	(e)	0.78	(f)	0.88	(f)	0.57 (f)	989	4	(e)
20.66	(24.50)		0.79		0.89		(0.09)	928	8
28.80	44.78		0.76		0.86		(0.34)	1,433	7
21.52	7.39		0.78		0.88		(0.19)	1,430	16
23.11	5.26		0.79		0.89		(0.45)	1,476	17
25.65	2.75		0.77		0.87		(0.49)	2,531	8

See Notes to Financial Statements.	105

Financial Highlights (unaudited) (concluded)

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2023(d)	$20.85	$0.07	$0.95	$1.02	$(0.01)	$(1.34)	$(1.35)
10/31/2022	29.09	0.01	(6.80)	(6.79)	(0.33)	(1.12)	(1.45)
10/31/2021	21.70	(0.08)	9.50	9.42	(0.30)	(1.73)	(2.03)
10/31/2020	23.26	(0.01)	1.74	1.73	–	(3.29)	(3.29)
10/31/2019	25.86	(0.09)	0.84	0.75	(0.19)	(3.16)	(3.35)
10/31/2018	28.25	(0.11)	0.90	0.79	–	(3.18)	(3.18)
Class R4
4/30/2023(d)	21.76	0.10	1.00	1.10	(0.08)	(1.34)	(1.42)
10/31/2022	30.30	0.05	(7.06)	(7.01)	(0.41)	(1.12)	(1.53)
10/31/2021	22.54	(0.01)	9.86	9.85	(0.36)	(1.73)	(2.09)
10/31/2020	23.98	0.02	1.83	1.85	–	(3.29)	(3.29)
10/31/2019	26.58	(0.04)	0.87	0.83	(0.27)	(3.16)	(3.43)
10/31/2018	28.88	(0.06)	0.94	0.88	–	(3.18)	(3.18)
Class R5
4/30/2023(d)	22.72	0.13	1.04	1.17	(0.13)	(1.34)	(1.47)
10/31/2022	31.57	0.13	(7.37)	(7.24)	(0.49)	(1.12)	(1.61)
10/31/2021	23.40	0.10	10.22	10.32	(0.42)	(1.73)	(2.15)
10/31/2020	24.73	0.03	1.93	1.96	–	(3.29)	(3.29)
10/31/2019	27.30	0.03	0.89	0.92	(0.33)	(3.16)	(3.49)
10/31/2018	29.52	0.02	0.94	0.96	–	(3.18)	(3.18)
Class R6
4/30/2023(d)	22.84	0.15	1.04	1.19	(0.14)	(1.34)	(1.48)
10/31/2022	31.71	0.16	(7.42)	(7.26)	(0.49)	(1.12)	(1.61)
10/31/2021	23.48	0.08	10.31	10.39	(0.43)	(1.73)	(2.16)
10/31/2020	24.78	0.10	1.89	1.99	–	(3.29)	(3.29)
10/31/2019	27.33	0.05	0.90	0.95	(0.34)	(3.16)	(3.50)
10/31/2018	29.52	0.05	0.94	0.99	–	(3.18)	(3.18)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount is less than $0.01.

106	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)					Supplemental Data:
Net asset value, end of period	Total return (%)(c)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$20.52	5.30	(e)	0.68	(f)	0.78	(f)	0.65 (f)	$18,086	4	(e)
20.85	(24.41)		0.69		0.79		0.04	17,366	8
29.09	44.95		0.66		0.76		(0.30)	25,883	7
21.70	7.47		0.68		0.78		(0.07)	20,860	16
23.26	5.38		0.69		0.79		(0.38)	26,729	17
25.86	2.84		0.67		0.77		(0.40)	28,601	8

21.44	5.46	(e)	0.43	(f)	0.53	(f)	0.95 (f)	3,807	4	(e)
21.76	(24.23)		0.44		0.54		0.21	3,859	8
30.30	45.25		0.41		0.52		(0.04)	4,621	7
22.54	7.79		0.43		0.53		0.09	3,715	16
23.98	5.61		0.44		0.54		(0.16)	3,461	17
26.58	3.12		0.42		0.52		(0.22)	3,236	8

22.42	5.58	(e)	0.18	(f)	0.29	(f)	1.20 (f)	361	4	(e)
22.72	(24.04)		0.19		0.29		0.53	376	8
31.57	45.65		0.16		0.27		0.33	518	7
23.40	8.02		0.18		0.28		0.14	623	16
24.73	5.90		0.19		0.29		0.13	296	17
27.30	3.34		0.17		0.27		0.06	106	8

22.55	5.63	(e)	0.09	(f)	0.20	(f)	1.29 (f)	3,569	4	(e)
22.84	(23.97)		0.09		0.19		0.62	3,762	8
31.71	45.79		0.08		0.18		0.28	5,386	7
23.48	8.14		0.09		0.19		0.46	4,143	16
24.78	5.98		0.10		0.20		0.19	4,266	17
27.33	3.45		0.08		0.19		0.17	3,619	8

See Notes to Financial Statements.	107

Financial Highlights (unaudited)

FOCUSED GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
4/30/2023(c)	$19.74	$(0.06)	$(0.03)	$(0.09)	$–	$19.65
10/31/2022	36.16	(0.17)	(11.38)	(11.55)	(4.87)	19.74
10/31/2021	26.90	(0.27)	11.39	11.12	(1.86)	36.16
10/31/2020	15.88	(0.17)	11.19	11.02	–	26.90
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.10)	0.98	0.88	–	15.88
Class C
4/30/2023(c)	19.12	(0.13)	(0.04)	(0.17)	–	18.95
10/31/2022	35.41	(0.33)	(11.09)	(11.42)	(4.87)	19.12
10/31/2021	26.56	(0.50)	11.21	10.71	(1.86)	35.41
10/31/2020	15.80	(0.37)	11.13	10.76	–	26.56
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.19)	0.99	0.80	–	15.80
Class F
4/30/2023(c)	19.96	(0.03)	(0.04)	(0.07)	–	19.89
10/31/2022	36.44	(0.12)	(11.49)	(11.61)	(4.87)	19.96
10/31/2021	27.03	(0.20)	11.47	11.27	(1.86)	36.44
10/31/2020	15.91	(0.13)	11.25	11.12	–	27.03
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.07)	0.98	0.91	–	15.91
Class F3
4/30/2023(c)	20.02	(0.03)	(0.03)	(0.06)	–	19.96
10/31/2022	36.51	(0.10)	(11.52)	(11.62)	(4.87)	20.02
10/31/2021	27.06	(0.18)	11.49	11.31	(1.86)	36.51
10/31/2020	15.92	(0.09)	11.23	11.14	–	27.06
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.06)	0.98	0.92	–	15.92
Class I
4/30/2023(c)	19.96	(0.04)	(0.02)	(0.06)	–	19.90
10/31/2022	36.44	(0.11)	(11.50)	(11.61)	(4.87)	19.96
10/31/2021	27.03	(0.20)	11.47	11.27	(1.86)	36.44
10/31/2020	15.92	(0.11)	11.22	11.11	–	27.03
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.07)	0.99	0.92	–	15.92
Class R3
4/30/2023(c)	19.53	(0.09)	(0.02)	(0.11)	–	19.42
10/31/2022	35.92	(0.23)	(11.29)	(11.52)	(4.87)	19.53
10/31/2021	26.79	(0.35)	11.34	10.99	(1.86)	35.92
10/31/2020	15.86	(0.21)	11.14	10.93	–	26.79
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.13)	0.99	0.86	–	15.86
Class R4
4/30/2023(c)	19.75	(0.06)	(0.04)	(0.10)	–	19.65
10/31/2022	36.18	(0.17)	(11.39)	(11.56)	(4.87)	19.75
10/31/2021	26.91	(0.27)	11.40	11.13	(1.86)	36.18
10/31/2020	15.89	(0.16)	11.18	11.02	–	26.91
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.10)	0.99	0.89	–	15.89

108	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(0.46	)(d)	1.05	(e)	1.69	(e)	(0.62	)(e)	$14,531	124	(d)
(36.92)		1.05		1.54		(0.71)		14,420	169
43.48		1.05		1.49		(0.87)		18,332	166
69.40		1.05		2.25		(0.79)		12,485	126
5.87	(d)	1.05	(e)	3.09	(e)	(0.83	)(e)	4,889	130	(d)

(0.89	)(d)	1.80	(e)	2.44	(e)	(1.37	)(e)	2,265	124	(d)
(37.40)		1.80		2.30		(1.46)		2,289	169
42.43		1.80		2.24		(1.62)		2,701	166
68.10		1.78		2.87		(1.61)		1,849	126
5.33	(d)	1.80	(e)	4.10	(e)	(1.55	)(e)	156	130	(d)

(0.35	)(d)	0.80	(e)	1.53	(e)	(0.35	)(e)	3,804	124	(d)
(36.79)		0.80		1.37		(0.47)		7,021	169
43.85		0.80		1.34		(0.63)		18,621	166
69.89		0.80		2.03		(0.58)		5,821	126
6.07	(d)	0.80	(e)	3.14	(e)	(0.56	)(e)	1,005	130	(d)

(0.30	)(d)	0.70	(e)	1.29	(e)	(0.27	)(e)	568	124	(d)
(36.74)		0.73		1.15		(0.40)		667	169
43.95		0.75		1.16		(0.57)		1,217	166
69.97		0.72		2.01		(0.44)		902	126
6.13	(d)	0.73	(e)	3.07	(e)	(0.48	)(e)	531	130	(d)

(0.30	)(d)	0.80	(e)	1.43	(e)	(0.41	)(e)	3,814	124	(d)
(36.79)		0.80		1.30		(0.47)		4,595	169
43.90		0.80		1.24		(0.62)		4,587	166
69.72		0.80		2.04		(0.52)		2,712	126
6.13	(d)	0.80	(e)	2.91	(e)	(0.60	)(e)	1,492	130	(d)

(0.56	)(d)	1.30	(e)	1.94	(e)	(0.92	)(e)	132	124	(d)
(37.11)		1.30		1.81		(0.97)		14	169
43.15		1.30		1.73		(1.11)		24	166
68.92		1.30		2.52		(1.01)		18	126
5.73	(d)	1.30	(e)	3.64	(e)	(1.06	)(e)	11	130	(d)

(0.51	)(d)	1.05	(e)	1.70	(e)	(0.60	)(e)	13	124	(d)
(36.93)		1.05		1.54		(0.71)		13	169
43.50		1.05		1.48		(0.86)		24	166
69.35		1.05		2.27		(0.75)		18	126
5.93	(d)	1.05	(e)	3.37	(e)	(0.80	)(e)	11	130	(d)

See Notes to Financial Statements.	109

Financial Highlights (unaudited) (concluded)

FOCUSED GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R5
4/30/2023(c)	$19.96	$(0.04)	$(0.03)	$(0.07)	$–	$19.89
10/31/2022	36.44	(0.12)	(11.49)	(11.61)	(4.87)	19.96
10/31/2021	27.02	(0.20)	11.48	11.28	(1.86)	36.44
10/31/2020	15.91	(0.10)	11.21	11.11	–	27.02
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.07)	0.98	0.91	–	15.91
Class R6
4/30/2023(c)	20.02	(0.03)	(0.03)	(0.06)	–	19.96
10/31/2022	36.51	(0.09)	(11.53)	(11.62)	(4.87)	20.02
10/31/2021	27.06	(0.18)	11.49	11.31	(1.86)	36.51
10/31/2020	15.92	(0.10)	11.24	11.14	–	27.06
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.06)	0.98	0.92	–	15.92

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was 1/30/2019, SEC effective date was 1/31/2019 and date shares first became available to the public was 2/1/2019.
(g)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 1/30/2019 through 1/31/2019.

110	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(0.35	)(d)	0.80	(e)	1.46	(e)	(0.38	)(e)	$13	124	(d)
(36.79)		0.80		1.31		(0.48)		13	169
43.90		0.80		1.25		(0.63)		24	166
69.83		0.80		2.02		(0.49)		18	126
6.07	(d)	0.80	(e)	3.12	(e)	(0.55	)(e)	11	130	(d)

(0.30	)(d)	0.70	(e)	1.30	(e)	(0.27	)(e)	4,953	124	(d)
(36.74)		0.73		1.16		(0.39)		4,740	169
43.95		0.75		1.16		(0.57)		6,788	166
69.97		0.72		1.99		(0.45)		4,400	126
6.13	(d)	0.73	(e)	2.83	(e)	(0.50	)(e)	1,821	130	(d)

See Notes to Financial Statements.	111

Financial Highlights (unaudited)

FOCUSED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2023(c)	$13.58	$0.05	$0.34		$0.39	$(4.25)	$–	$(4.25)
10/31/2022	19.04	0.16	(1.34)		(1.18)	(0.35)	(3.93)	(4.28)
10/31/2021	12.95	0.38	6.68		7.06	(0.16)	(0.81)	(0.97)
10/31/2020	14.75	0.27	(1.99)		(1.72)	(0.08)	–	(0.08)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.06	(0.31	)(h)	(0.25)	–	–	–
Class C
4/30/2023(c)	13.49	0.02	0.32		0.34	(4.14)	–	(4.14)
10/31/2022	18.97	0.06	(1.35)		(1.29)	(0.26)	(3.93)	(4.19)
10/31/2021	12.87	0.25	6.66		6.91	–	(0.81)	(0.81)
10/31/2020	14.72	0.17	(1.98)		(1.81)	(0.04)	–	(0.04)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.03	(0.31	)(h)	(0.28)	–	–	–
Class F
4/30/2023(c)	13.77	0.08	0.33		0.41	(4.27)	–	(4.27)
10/31/2022	19.22	0.20	(1.36)		(1.16)	(0.36)	(3.93)	(4.29)
10/31/2021	12.98	0.49	6.64		7.13	(0.08)	(0.81)	(0.89)
10/31/2020	14.76	0.31	(2.00)		(1.69)	(0.09)	–	(0.09)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.07	(0.31	)(h)	(0.24)	–	–	–
Class F3
4/30/2023(c)	13.64	0.07	0.33		0.40	(4.28)	–	(4.28)
10/31/2022	19.10	0.20	(1.35)		(1.15)	(0.38)	(3.93)	(4.31)
10/31/2021	12.98	0.37	6.75		7.12	(0.19)	(0.81)	(1.00)
10/31/2020	14.76	0.32	(2.00)		(1.68)	(0.10)	–	(0.10)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.07	(0.31	)(h)	(0.24)	–	–	–
Class I
4/30/2023(c)	13.63	0.05	0.35		0.40	(3.92)	–	(3.92)
10/31/2022	19.10	0.22	(1.38)		(1.16)	(0.38)	(3.93)	(4.31)
10/31/2021	12.99	0.35	6.76		7.11	(0.19)	(0.81)	(1.00)
10/31/2020	14.76	0.30	(1.97)		(1.67)	(0.10)	–	(0.10)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.04	(0.28	)(h)	(0.24)	–	–	–
Class R3
4/30/2023(c)	13.56	0.03	0.34		0.37	(4.23)	–	(4.23)
10/31/2022	18.99	0.12	(1.33)		(1.21)	(0.29)	(3.93)	(4.22)
10/31/2021	12.92	0.29	6.71		7.00	(0.12)	(0.81)	(0.93)
10/31/2020	14.74	0.23	(1.99)		(1.76)	(0.06)	–	(0.06)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.05	(0.31	)(h)	(0.26)	–	–	–

112	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.72	2.06	(d)	0.96	(e)	2.06	(e)	0.95	(e)	$12,075	27	(d)
13.58	(8.69)		0.96		1.04		1.12		11,466	100
19.04	56.50		0.93		0.93		2.08		7,714	99
12.95	(11.74)		0.96		1.09		2.08		541	128
14.75	(1.67	)(d)	0.96	(e)	4.40	(e)	1.57	(e)	508	16	(d)

9.69	1.57	(d)	1.71	(e)	2.87	(e)	0.42	(e)	2,863	27	(d)
13.49	(9.37)		1.71		1.77		0.40		4,637	100
18.97	55.29		1.67		1.67		1.36		3,601	99
12.87	(12.35)		1.71		1.83		1.32		77	128
14.72	(1.87	)(d)	1.71	(e)	5.27	(e)	0.75	(e)	108	16	(d)

9.91	2.15	(d)	0.71	(e)	2.06	(e)	1.44	(e)	363	27	(d)
13.77	(8.48)		0.71		0.86		1.35		1,405	100
19.22	56.78		0.68		0.78		2.60		2,394	99
12.98	(11.54)		0.71		0.98		2.33		40	128
14.76	(1.60	)(d)	0.71	(e)	4.37	(e)	1.75	(e)	492	16	(d)

9.76	2.18	(d)	0.71	(e)	1.72	(e)	1.36	(e)	9	27	(d)
13.64	(8.48)		0.70		0.76		1.37		13	100
19.10	56.91		0.67		0.67		2.13		18	99
12.98	(11.50)		0.63		0.84		2.40		12	128
14.76	(1.60	)(d)	0.63	(e)	4.21	(e)	1.83	(e)	492	16	(d)

10.11	2.21	(d)	0.71	(e)	1.63	(e)	0.90	(e)	4,785	27	(d)
13.63	(8.55)		0.69		0.69		1.49		243	100
19.10	56.79		0.68		0.68		1.99		656,899	99
12.99	(11.43)		0.71		0.75		2.34		428,070	128
14.76	(1.60	)(d)	0.71	(e)	1.07	(e)	1.10	(e)	38,221	16	(d)

9.70	1.87	(d)	1.21	(e)	2.25	(e)	0.66	(e)	138	27	(d)
13.56	(8.88)		1.21		1.32		0.86		84	100
18.99	56.09		1.15		1.15		1.65		13	99
12.92	(11.98)		1.21		1.34		1.75		9	128
14.74	(1.73	)(d)	1.21	(e)	4.78	(e)	1.24	(e)	10	16	(d)

See Notes to Financial Statements.	113

Financial Highlights (unaudited) (concluded)

FOCUSED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
4/30/2023(c)	$13.59	$0.06	$0.33		$0.39	$(4.25)	$–	$(4.25)
10/31/2022	19.04	0.16	(1.35)		(1.19)	(0.33)	(3.93)	(4.26)
10/31/2021	12.95	0.33	6.73		7.06	(0.16)	(0.81)	(0.97)
10/31/2020	14.75	0.27	(1.99)		(1.72)	(0.08)	–	(0.08)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.06	(0.31	)(h)	(0.25)	–	–	–
Class R5
4/30/2023(c)	13.63	0.07	0.33		0.40	(4.28)	–	(4.28)
10/31/2022	19.09	0.20	(1.35)		(1.15)	(0.38)	(3.93)	(4.31)
10/31/2021	12.98	0.38	6.73		7.11	(0.19)	(0.81)	(1.00)
10/31/2020	14.76	0.30	(1.98)		(1.68)	(0.10)	–	(0.10)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.07	(0.31	)(h)	(0.24)	–	–	–
Class R6
4/30/2023(c)	13.65	0.06	0.34		0.40	(4.28)	–	(4.28)
10/31/2022	19.11	0.20	(1.35)		(1.15)	(0.38)	(3.93)	(4.31)
10/31/2021	12.99	0.39	6.73		7.12	(0.19)	(0.81)	(1.00)
10/31/2020	14.76	0.32	(1.99)		(1.67)	(0.10)	–	(0.10)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.07	(0.31	)(h)	(0.24)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 7/26/2019 through 7/31/2019.
(g)	Commencement of operations was 7/26/2019, SEC effective date was 7/31/2019 and date shares first became available to the public was 8/1/2019.
(h)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain(loss) in the Statement of Operations for the period ended October 31, 2019, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

114	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.73	2.03	(d)	0.96	(e)	2.07	(e)	1.08	(e)	$7	27	(d)
13.59	(8.73)		0.96		1.00		1.10		9	100
19.04	56.46		0.90		0.90		1.89		13	99
12.95	(11.74)		0.96		1.08		2.00		9	128
14.75	(1.67	)(d)	0.96	(e)	4.51	(e)	1.47	(e)	10	16	(d)

9.75	2.16	(d)	0.71	(e)	1.83	(e)	1.34	(e)	7	27	(d)
13.63	(8.49)		0.71		0.75		1.37		9	100
19.09	56.83		0.65		0.65		2.14		13	99
12.98	(11.51)		0.71		0.84		2.24		9	128
14.76	(1.60	)(d)	0.71	(e)	4.27	(e)	1.75	(e)	10	16	(d)

9.77	2.18	(d)	0.71	(e)	1.72	(e)	1.22	(e)	1,355	27	(d)
13.65	(8.48)		0.70		0.77		1.36		1,347	100
19.11	56.86		0.68		0.68		2.17		1,539	99
12.99	(11.43)		0.63		0.81		2.38		366	128
14.76	(1.60	)(d)	0.63	(e)	4.21	(e)	1.83	(e)	517	16	(d)

See Notes to Financial Statements.	115

Financial Highlights (unaudited)

FOCUSED SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2023(c)	$23.97	$0.06	$0.26	$0.32	$(0.10)	$(0.84)	$(0.94)
10/31/2022	30.62	0.05	(3.54)	(3.49)	–	(3.16)	(3.16)
10/31/2021	18.77	0.01	12.00	12.01	(0.16)	–	(0.16)
10/31/2020	25.14	0.14	(2.40)	(2.26)	–	(4.11)	(4.11)
10/31/2019	29.02	(0.04)	0.39	0.35	–	(4.23)	(4.23)
10/31/2018	34.92	(0.32)	0.47	0.15	–	(6.05)	(6.05)
Class C
4/30/2023(c)	25.36	(0.03)	0.28	0.25	–	(0.84)	(0.84)
10/31/2022	32.44	(0.15)	(3.77)	(3.92)	–	(3.16)	(3.16)
10/31/2021	19.99	(0.30)	12.87	12.57	(0.12)	–	(0.12)
10/31/2020	26.71	(0.08)	(2.53)	(2.61)	–	(4.11)	(4.11)
6/28/2019 to 10/31/2019(f)	27.39	(0.03)	(0.65)	(0.68)	–	–	–
Class F
4/30/2023(c)	26.17	0.11	0.27	0.38	(0.12)	(0.84)	(0.96)
10/31/2022	33.11	0.12	(3.86)	(3.74)	(0.04)	(3.16)	(3.20)
10/31/2021	20.30	0.01	13.04	13.05	(0.24)	–	(0.24)
10/31/2020	26.80	0.09	(2.48)	(2.39)	–	(4.11)	(4.11)
6/28/2019 to 10/31/2019(f)	27.39	0.06	(0.65)	(0.59)	–	–	–
Class F3
4/30/2023(c)	26.20	0.10	0.29	0.39	(0.17)	(0.84)	(1.01)
10/31/2022	33.15	0.14	(3.86)	(3.72)	(0.07)	(3.16)	(3.23)
10/31/2021	20.32	0.11	12.97	13.08	(0.25)	–	(0.25)
10/31/2020	26.80	0.19	(2.56)	(2.37)	–	(4.11)	(4.11)
6/28/2019 to 10/31/2019(f)	27.39	0.06	(0.65)	(0.59)	–	–	–
Class I
4/30/2023(c)	26.14	0.09	0.30	0.39	(0.17)	(0.84)	(1.01)
10/31/2022	33.10	0.12	(3.85)	(3.73)	(0.07)	(3.16)	(3.23)
10/31/2021	20.30	0.11	12.94	13.05	(0.25)	–	(0.25)
10/31/2020	26.80	0.19	(2.58)	(2.39)	–	(4.11)	(4.11)
10/31/2019	30.64	(0.02)	0.41	0.39	–	(4.23)	(4.23)
10/31/2018	36.53	(0.33)	0.49	0.16	–	(6.05)	(6.05)
Class R5
4/30/2023(c)	26.15	0.10	0.28	0.38	(0.17)	(0.84)	(1.01)
10/31/2022	33.10	0.18	(3.90)	(3.72)	(0.07)	(3.16)	(3.23)
10/31/2021	20.29	0.10	12.96	13.06	(0.25)	–	(0.25)
10/31/2020	26.80	0.17	(2.57)	(2.40)	–	(4.11)	(4.11)
6/28/2019 to 10/31/2019(f)	27.39	0.05	(0.64)	(0.59)	–	–	–

116	See Notes to Financial Statements.

			Ratios to Average Net Assets:							Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)			Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
					’
$23.35	1.26	(d)	1.28	(e)		1.32	(e)	0.50	(e)	$13,759	30	(d)
23.97	(12.99)		1.28			1.29		0.20		16,026	63
30.62	64.27		1.22			1.22		0.03		19,525	116
18.77	(11.21)		1.28			1.40		0.72		3,253	77
25.14	1.68		1.53			1.58		(0.16)		5,729	135
29.02	0.11		1.63			1.63		(1.02)		6,382	57

24.77	0.87	(d)	2.03	(e)		2.07	(e)	(0.25	)(e)	3,271	30	(d)
25.36	(13.61)		2.03			2.04		(0.56)		3,624	63
32.44	63.10		1.96			1.96		(0.95)		5,028	116
19.99	(12.01)		2.03			2.20		(0.42)		102	77
26.71	(2.48	)(d)	2.03	(e)		2.14	(e)	(0.37	)(e)	10	135

25.59	1.42	(d)	1.03	(e)		1.17	(e)	0.85	(e)	10,153	30	(d)
26.17	(12.77)		1.03			1.13		0.41		21,683	63
33.11	64.73		0.97			1.07		0.04		66,993	116
20.30	(11.00)		1.03			1.30		0.43		784	77
26.80	(2.15	)(d)	1.03	(e)		1.30	(e)	0.65	(e)	10	135

25.58	1.43	(d)	0.99	(e)		1.01	(e)	0.77	(e)	11	30	(d)
26.20	(12.70)		0.95			0.95		0.51		11	63
33.15	64.72		0.92			0.92		0.35		14	116
20.32	(10.88)		0.95			1.14		0.92		9	77
26.80	(2.15	)(d)	0.95	(e)		1.15	(e)	0.71	(e)	10	135

25.52	1.42	(d)	1.03	(e)		1.07	(e)	0.73	(e)	78,123	30	(d)
26.14	(12.76)		1.03			1.03		0.41		82,062	63
33.10	64.71		0.95			0.96		0.35		118,351	116
20.30	(11.00)		1.03			1.18		0.92		69,689	77
26.80	1.77		1.45			1.50		(0.07)		114,088	135
30.64	0.10		1.63			1.63		(1.02)		127,236	57

25.52	1.38	(d)	1.03	(e)		1.07	(e)	0.75	(e)	201	30	(d)
26.15	(12.73)		1.03			1.05		0.69		272	63
33.10	64.71		0.94			0.94		0.31		17	116
20.29	(11.00)		1.03			1.16		0.83		9	77
26.80	(2.15	)(d)	1.03	(e)		1.15	(e)	0.62	(e)	10	135

See Notes to Financial Statements.	117

Financial Highlights (unaudited) (concluded)

FOCUSED SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R6
4/30/2023(c)	$26.20	$0.10	$0.29	$0.39	$(0.17)	$(0.84)	$(1.01)
10/31/2022	33.16	0.14	(3.87)	(3.73)	(0.07)	(3.16)	(3.23)
10/31/2021	20.33	0.07	13.01	13.08	(0.25)	–	(0.25)
10/31/2020	26.81	0.18	(2.55)	(2.37)	–	(4.11)	(4.11)
6/28/2019 to 10/31/2019(f)	27.39	0.09	(0.67)	(0.58)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operation was 6/28/2019 and date shares first became available to the public was 7/1/2019.

118	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$25.58	1.47	(d)	0.99	(e)	1.01	(e)	0.75	(e)	$11,074	30	(d)
26.20	(12.73)		0.98		0.98		0.50		10,472	63
33.16	64.69		0.94		0.95		0.22		11,274	116
20.33	(10.87)		0.95		1.16		0.90		1,717	77
26.81	(2.12	)(d)	0.95	(e)	1.24	(e)	1.01	(e)	1,336	135

See Notes to Financial Statements.	119

Financial Highlights (unaudited)

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2023(c)	$12.44	$0.07	$0.26	$0.33	$(0.14)	$(0.51)	$(0.65)
10/31/2022	15.04	0.15	(1.03)	(0.88)	(0.14)	(1.58)	(1.72)
10/31/2021	10.56	0.14	4.55	4.69	(0.21)	–	(0.21)
10/31/2020	12.53	0.19	(0.88)	(0.69)	(0.19)	(1.09)	(1.28)
10/31/2019	12.64	0.19	0.79	0.98	(0.18)	(0.91)	(1.09)
10/31/2018	13.99	0.16	0.10	0.26	(0.18)	(1.43)	(1.61)
Class C
4/30/2023(c)	10.66	0.02	0.23	0.25	(0.06)	(0.51)	(0.57)
10/31/2022	13.10	0.05	(0.88)	(0.83)	(0.03)	(1.58)	(1.61)
10/31/2021	9.19	0.04	3.96	4.00	(0.09)	–	(0.09)
10/31/2020	11.04	0.10	(0.77)	(0.67)	(0.09)	(1.09)	(1.18)
10/31/2019	11.22	0.09	0.69	0.78	(0.05)	(0.91)	(0.96)
10/31/2018	12.58	0.06	0.08	0.14	(0.07)	(1.43)	(1.50)
Class F
4/30/2023(c)	12.26	0.08	0.27	0.35	(0.16)	(0.51)	(0.67)
10/31/2022	14.85	0.17	(1.02)	(0.85)	(0.16)	(1.58)	(1.74)
10/31/2021	10.44	0.16	4.48	4.64	(0.23)	–	(0.23)
10/31/2020	12.40	0.21	(0.87)	(0.66)	(0.21)	(1.09)	(1.30)
10/31/2019	12.52	0.21	0.78	0.99	(0.20)	(0.91)	(1.11)
10/31/2018	13.87	0.18	0.10	0.28	(0.20)	(1.43)	(1.63)
Class F3
4/30/2023(c)	12.65	0.09	0.28	0.37	(0.18)	(0.51)	(0.69)
10/31/2022	15.26	0.20	(1.05)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.71	0.19	4.60	4.79	(0.24)	–	(0.24)
10/31/2020	12.69	0.23	(0.90)	(0.67)	(0.22)	(1.09)	(1.31)
10/31/2019	12.78	0.23	0.80	1.03	(0.21)	(0.91)	(1.12)
10/31/2018	14.12	0.21	0.09	0.30	(0.21)	(1.43)	(1.64)
Class I
4/30/2023(c)	12.55	0.08	0.28	0.36	(0.18)	(0.51)	(0.69)
10/31/2022	15.16	0.19	(1.04)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.65	0.18	4.57	4.75	(0.24)	–	(0.24)
10/31/2020	12.63	0.22	(0.89)	(0.67)	(0.22)	(1.09)	(1.31)
10/31/2019	12.73	0.22	0.80	1.02	(0.21)	(0.91)	(1.12)
10/31/2018	14.09	0.19	0.09	0.28	(0.21)	(1.43)	(1.64)
Class P
4/30/2023(c)	12.12	0.05	0.27	0.32	(0.12)	(0.51)	(0.63)
10/31/2022	14.69	0.12	(1.00)	(0.88)	(0.11)	(1.58)	(1.69)
10/31/2021	10.33	0.11	4.44	4.55	(0.19)	–	(0.19)
10/31/2020	12.28	0.17	(0.86)	(0.69)	(0.17)	(1.09)	(1.26)
10/31/2019	12.40	0.16	0.77	0.93	(0.14)	(0.91)	(1.05)
10/31/2018	13.74	0.13	0.09	0.22	(0.13)	(1.43)	(1.56)

120	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.12	2.61 (d)	0.94	(e)	0.94	(e)	1.10	(e)	$1,153,177	17	(d)
12.44	(6.81)	0.96		0.96		1.19		1,186,259	50
15.04	44.87	0.96		0.96		1.06		1,382,625	73
10.56	(6.39)	0.94		0.94		1.79		1,067,309	59
12.53	8.52	0.99		0.99		1.57		1,378,201	88
12.64	1.99	0.96		0.96		1.22		1,446,816	92

10.34	2.23 (d)	1.69	(e)	1.69	(e)	0.37	(e)	28,329	17	(d)
10.66	(7.50)	1.71		1.71		0.43		38,197	50
13.10	43.75	1.71		1.71		0.32		55,600	73
9.19	(7.07)	1.69		1.69		1.05		60,191	59
11.04	7.71	1.74		1.74		0.83		157,803	88
11.22	1.21	1.71		1.71		0.48		232,937	92

11.94	2.77 (d)	0.79	(e)	0.79	(e)	1.28	(e)	35,718	17	(d)
12.26	(6.75)	0.81		0.81		1.32		69,775	50
14.85	45.02	0.81		0.81		1.21		146,249	73
10.44	(6.22)	0.79		0.79		1.93		116,340	59
12.40	8.71	0.84		0.84		1.73		183,310	88
12.52	2.17	0.81		0.81		1.38		247,704	92

12.33	2.85 (d)	0.62	(e)	0.62	(e)	1.41	(e)	18,445	17	(d)
12.65	(6.58)	0.63		0.63		1.53		18,159	50
15.26	45.36	0.63		0.63		1.39		19,916	73
10.71	(6.11)	0.63		0.63		2.10		15,378	59
12.69	8.92	0.64		0.64		1.92		20,698	88
12.78	2.36	0.62		0.62		1.57		20,270	92

12.22	2.78 (d)	0.69	(e)	0.69	(e)	1.34	(e)	592,421	17	(d)
12.55	(6.65)	0.71		0.71		1.48		561,349	50
15.16	45.21	0.71		0.71		1.32		281,392	73
10.65	(6.16)	0.69		0.69		2.06		262,216	59
12.63	8.84	0.74		0.74		1.79		613,182	88
12.73	2.19	0.71		0.71		1.48		92,508	92

11.81	2.56 (d)	1.14	(e)	1.14	(e)	0.92	(e)	3,719	17	(d)
12.12	(7.03)	1.16		1.16		0.99		4,074	50
14.69	44.55	1.16		1.16		0.84		4,881	73
10.33	(6.54)	1.14		1.14		1.58		3,614	59
12.28	8.30	1.19		1.19		1.36		5,117	88
12.40	1.77	1.16		1.16		1.02		5,648	92

See Notes to Financial Statements.	121

Financial Highlights (unaudited) (concluded)

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
4/30/2023(c)	$12.08	$0.04	$0.27	$0.31	$(0.10)	$(0.51)	$(0.61)
10/31/2022	14.64	0.10	(0.99)	(0.89)	(0.09)	(1.58)	(1.67)
10/31/2021	10.30	0.09	4.43	4.52	(0.18)	–	(0.18)
10/31/2020	12.24	0.15	(0.86)	(0.71)	(0.14)	(1.09)	(1.23)
10/31/2019	12.33	0.14	0.78	0.92	(0.10)	(0.91)	(1.01)
10/31/2018	13.68	0.11	0.10	0.21	(0.13)	(1.43)	(1.56)
Class R3
4/30/2023(c)	12.13	0.05	0.27	0.32	(0.11)	(0.51)	(0.62)
10/31/2022	14.70	0.12	(1.01)	(0.89)	(0.10)	(1.58)	(1.68)
10/31/2021	10.33	0.11	4.44	4.55	(0.18)	–	(0.18)
10/31/2020	12.28	0.16	(0.86)	(0.70)	(0.16)	(1.09)	(1.25)
10/31/2019	12.40	0.16	0.77	0.93	(0.14)	(0.91)	(1.05)
10/31/2018	13.75	0.12	0.10	0.22	(0.14)	(1.43)	(1.57)
Class R4
4/30/2023(c)	12.37	0.07	0.27	0.34	(0.15)	(0.51)	(0.66)
10/31/2022	14.96	0.15	(1.02)	(0.87)	(0.14)	(1.58)	(1.72)
10/31/2021	10.50	0.14	4.52	4.66	(0.20)	–	(0.20)
10/31/2020	12.46	0.19	(0.87)	(0.68)	(0.19)	(1.09)	(1.28)
10/31/2019	12.58	0.19	0.78	0.97	(0.18)	(0.91)	(1.09)
10/31/2018	13.94	0.16	0.10	0.26	(0.19)	(1.43)	(1.62)
Class R5
4/30/2023(c)	12.56	0.08	0.28	0.36	(0.18)	(0.51)	(0.69)
10/31/2022	15.17	0.18	(1.03)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.66	0.18	4.57	4.75	(0.24)	–	(0.24)
10/31/2020	12.63	0.22	(0.88)	(0.66)	(0.22)	(1.09)	(1.31)
10/31/2019	12.74	0.22	0.79	1.01	(0.21)	(0.91)	(1.12)
10/31/2018	14.09	0.19	0.10	0.29	(0.21)	(1.43)	(1.64)
Class R6
4/30/2023(c)	12.66	0.09	0.28	0.37	(0.18)	(0.51)	(0.69)
10/31/2022	15.27	0.19	(1.04)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.72	0.19	4.60	4.79	(0.24)	–	(0.24)
10/31/2020	12.69	0.23	(0.89)	(0.66)	(0.22)	(1.09)	(1.31)
10/31/2019	12.79	0.23	0.79	1.02	(0.21)	(0.91)	(1.12)
10/31/2018	14.12	0.21	0.10	0.31	(0.21)	(1.43)	(1.64)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

122	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.78	2.50 (d)	1.29	(e)	1.29	(e)	0.74	(e)	$2,176	17	(d)
12.08	(7.17)	1.31		1.31		0.82		2,114	50
14.64	44.28	1.31		1.31		0.72		3,271	73
10.30	(6.68)	1.29		1.29		1.44		3,082	59
12.24	8.17	1.34		1.34		1.20		4,009	88
12.33	1.64	1.31		1.31		0.88		3,587	92

11.83	2.57 (d)	1.19	(e)	1.19	(e)	0.85	(e)	63,447	17	(d)
12.13	(7.10)	1.21		1.21		0.93		63,110	50
14.70	44.54	1.21		1.21		0.81		86,249	73
10.33	(6.62)	1.19		1.19		1.54		76,817	59
12.28	8.27	1.24		1.24		1.32		98,059	88
12.40	1.66	1.21		1.21		0.97		116,719	92

12.05	2.65 (d)	0.94	(e)	0.94	(e)	1.11	(e)	2,701	17	(d)
12.37	(6.80)	0.96		0.96		1.20		2,969	50
14.96	44.80	0.96		0.96		1.04		2,988	73
10.50	(6.35)	0.94		0.94		1.79		2,228	59
12.46	8.51	0.99		0.99		1.56		4,880	88
12.58	2.00	0.96		0.96		1.22		5,164	92

12.23	2.77 (d)	0.69	(e)	0.69	(e)	1.36	(e)	773	17	(d)
12.56	(6.64)	0.71		0.71		1.42		776	50
15.17	45.17	0.71		0.71		1.31		986	73
10.66	(6.08)	0.69		0.69		2.07		901	59
12.63	8.76	0.74		0.74		1.80		1,482	88
12.74	2.28	0.71		0.71		1.45		810	92

12.34	2.85 (d)	0.62	(e)	0.62	(e)	1.42	(e)	7,803	17	(d)
12.66	(6.57)	0.63		0.63		1.44		8,039	50
15.27	45.31	0.63		0.63		1.39		16,209	73
10.72	(6.03)	0.63		0.63		2.10		11,403	59
12.69	8.83	0.64		0.64		1.89		21,815	88
12.79	2.36	0.62		0.62		1.57		16,864	92

See Notes to Financial Statements.	123

Financial Highlights (unaudited)

GLOBAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2023(c)	$11.37	$0.08		$1.18	$1.26	$(0.08)	$–	$(0.08)
10/31/2022	16.61	0.10		(3.04)	(2.94)	(0.12)	(2.18)	(2.30)
10/31/2021	12.59	0.14		4.57	4.71	(0.18)	(0.51)	(0.69)
10/31/2020	11.52	0.11		1.09	1.20	(0.13)	–	(0.13)
10/31/2019	10.93	0.13		0.97	1.10	(0.09)	(0.42)	(0.51)
10/31/2018	11.58	0.09		(0.11)	(0.02)	(0.11)	(0.52)	(0.63)
Class C
4/30/2023(c)	11.22	0.03		1.17	1.20	–	–	–
10/31/2022	16.41	–	(f)	(3.00)	(3.00)	(0.01)	(2.18)	(2.19)
10/31/2021	12.46	0.02		4.53	4.55	(0.09)	(0.51)	(0.60)
10/31/2020	11.40	0.02		1.08	1.10	(0.04)	–	(0.04)
10/31/2019	10.81	0.05		0.97	1.02	(0.01)	(0.42)	(0.43)
10/31/2018	11.52	0.01		(0.12)	(0.11)	(0.08)	(0.52)	(0.60)
Class F
4/30/2023(c)	11.39	0.09		1.19	1.28	(0.09)	–	(0.09)
10/31/2022	16.65	0.11		(3.05)	(2.94)	(0.14)	(2.18)	(2.32)
10/31/2021	12.62	0.16		4.59	4.75	(0.21)	(0.51)	(0.72)
10/31/2020	11.54	0.12		1.11	1.23	(0.15)	–	(0.15)
10/31/2019	10.94	0.15		0.97	1.12	(0.10)	(0.42)	(0.52)
10/31/2018	11.60	0.11		(0.12)	(0.01)	(0.13)	(0.52)	(0.65)
Class F3
4/30/2023(c)	11.41	0.10		1.19	1.29	(0.12)	–	(0.12)
10/31/2022	16.68	0.13		(3.06)	(2.93)	(0.16)	(2.18)	(2.34)
10/31/2021	12.63	0.19		4.60	4.79	(0.23)	(0.51)	(0.74)
10/31/2020	11.56	0.14		1.10	1.24	(0.17)	–	(0.17)
10/31/2019	10.96	0.16		0.97	1.13	(0.11)	(0.42)	(0.53)
10/31/2018	11.61	0.12		(0.11)	0.01	(0.14)	(0.52)	(0.66)
Class I
4/30/2023(c)	11.40	0.09		1.19	1.28	(0.11)	–	(0.11)
10/31/2022	16.66	0.12		(3.04)	(2.92)	(0.16)	(2.18)	(2.34)
10/31/2021	12.62	0.18		4.59	4.77	(0.22)	(0.51)	(0.73)
10/31/2020	11.55	0.14		1.09	1.23	(0.16)	–	(0.16)
10/31/2019	10.95	0.16		0.97	1.13	(0.11)	(0.42)	(0.53)
10/31/2018	11.61	0.12		(0.12)	–	(0.14)	(0.52)	(0.66)
Class R3
4/30/2023(c)	11.26	0.06		1.18	1.24	(0.04)	–	(0.04)
10/31/2022	16.47	0.08		(3.02)	(2.94)	(0.09)	(2.18)	(2.27)
10/31/2021	12.51	0.11		4.52	4.63	(0.16)	(0.51)	(0.67)
10/31/2020	11.45	0.08		1.09	1.17	(0.11)	–	(0.11)
10/31/2019	10.90	0.11		0.96	1.07	(0.10)	(0.42)	(0.52)
10/31/2018	11.56	0.03		(0.09)	(0.06)	(0.08)	(0.52)	(0.60)

124	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.55	11.13 (d)	0.90	(e)	2.62	(e)	1.33	(e)	$4,967	35	(d)
11.37	(20.30)	0.90		3.43		0.79		4,236	70
16.61	38.37	0.90		3.53		0.88		5,016	87
12.59	10.52	0.90		4.32		0.92		2,622	141
11.52	10.85	0.90		4.20		1.24		3,551	65
10.93	(0.22)	0.95		5.07		0.79		3,124	108

12.42	10.70 (d)	1.65	(e)	3.41	(e)	0.56	(e)	339	35	(d)
11.22	(20.87)	1.65		4.05		(0.03)		392	70
16.41	37.27	1.65		4.29		0.14		826	87
12.46	9.75	1.65		5.12		0.17		537	141
11.40	10.05	1.65		4.96		0.46		581	65
10.81	(1.07)	1.70		5.76		0.07		699	108

12.58	11.22 (d)	0.75	(e)	2.50	(e)	1.46	(e)	1,198	35	(d)
11.39	(20.26)	0.75		3.21		0.86		1,277	70
16.65	38.59	0.75		3.40		1.07		2,146	87
12.62	10.73	0.75		4.23		1.06		1,445	141
11.54	11.07	0.75		4.09		1.37		2,207	65
10.94	(0.19)	0.82		4.90		0.94		1,203	108

12.58	11.35 (d)	0.58	(e)	2.13	(e)	1.66	(e)	14	35	(d)
11.41	(20.15)	0.59		2.99		0.99		13	70
16.68	38.90	0.61		3.20		1.20		18	87
12.63	10.78	0.62		4.09		1.19		14	141
11.56	11.22	0.63		3.88		1.50		13	65
10.96	0.01	0.69		4.80		1.08		11	108

12.57	11.33 (d)	0.65	(e)	2.35	(e)	1.54	(e)	3,298	35	(d)
11.40	(20.17)	0.65		3.12		0.93		1,085	70
16.66	38.78	0.65		3.30		1.16		1,837	87
12.62	10.75	0.65		4.16		1.18		1,400	141
11.55	11.19	0.65		3.95		1.49		1,264	65
10.95	(0.10)	0.72		4.81		1.03		1,137	108

12.46	11.00 (d)	1.15	(e)	2.86	(e)	1.08	(e)	600	35	(d)
11.26	(20.47)	1.15		3.67		0.59		506	70
16.47	37.85	1.15		3.78		0.70		470	87
12.51	10.25	1.15		4.67		0.68		241	141
11.45	10.63	1.15		4.46		0.98		200	65
10.90	(0.56)	1.18		5.98		0.27		165	108

See Notes to Financial Statements.	125

Financial Highlights (unaudited)(concluded)

GLOBAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
4/30/2023(c)	$11.37	$0.08	$1.18	$1.26	$(0.09)	$–	$(0.09)
10/31/2022	16.62	0.14	(3.09)	(2.95)	(0.12)	(2.18)	(2.30)
10/31/2021	12.60	0.14	4.58	4.72	(0.19)	(0.51)	(0.70)
10/31/2020	11.53	0.11	1.10	1.21	(0.14)	–	(0.14)
10/31/2019	10.93	0.13	0.97	1.10	(0.08)	(0.42)	(0.50)
10/31/2018	11.58	0.10	(0.12)	(0.02)	(0.11)	(0.52)	(0.63)
Class R5
4/30/2023(c)	11.40	0.10	1.18	1.28	(0.11)	–	(0.11)
10/31/2022	16.66	0.12	(3.04)	(2.92)	(0.16)	(2.18)	(2.34)
10/31/2021	12.62	0.18	4.59	4.77	(0.22)	(0.51)	(0.73)
10/31/2020	11.55	0.14	1.09	1.23	(0.16)	–	(0.16)
10/31/2019	10.95	0.16	0.97	1.13	(0.11)	(0.42)	(0.53)
10/31/2018	11.61	0.12	(0.12)	–	(0.14)	(0.52)	(0.66)
Class R6
4/30/2023(c)	11.41	0.10	1.19	1.29	(0.12)	–	(0.12)
10/31/2022	16.67	0.14	(3.06)	(2.92)	(0.16)	(2.18)	(2.34)
10/31/2021	12.63	0.19	4.59	4.78	(0.23)	(0.51)	(0.74)
10/31/2020	11.56	0.14	1.10	1.24	(0.17)	–	(0.17)
10/31/2019	10.96	0.17	0.96	1.13	(0.11)	(0.42)	(0.53)
10/31/2018	11.61	0.13	(0.12)	0.01	(0.14)	(0.52)	(0.66)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount is less than $0.01.

126	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.54	11.13 (d)	0.90	(e)	2.66	(e)	1.33	(e)	$238	35	(d)
11.37	(20.37)	0.90		3.88		1.17		514	70
16.62	38.39	0.90		3.54		0.92		19	87
12.60	10.51	0.90		4.41		0.92		14	141
11.53	10.89	0.90		4.18		1.24		13	65
10.93	(0.24)	0.97		5.05		0.83		12	108

12.57	11.28 (d)	0.65	(e)	2.34	(e)	1.62	(e)	14	35	(d)
11.40	(20.17)	0.65		3.14		0.93		13	70
16.66	38.78	0.65		3.29		1.16		19	87
12.62	10.75	0.65		4.15		1.17		14	141
11.55	11.19	0.65		3.93		1.49		13	65
10.95	(0.10)	0.72		4.80		1.03		12	108

12.58	11.35 (d)	0.58	(e)	2.00	(e)	1.62	(e)	4,186	35	(d)
11.41	(20.10)	0.59		3.02		1.06		919	70
16.67	38.82	0.61		3.21		1.21		1,215	87
12.63	10.87	0.62		4.09		1.21		635	141
11.56	11.13	0.63		3.88		1.56		690	65
10.96	0.01	0.63		4.62		1.12		236	108

See Notes to Financial Statements.	127

Financial Highlights (unaudited)

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
4/30/2023(c)	$26.45	$(0.06)	$0.19	$0.13	$–	$26.58
10/31/2022	52.70	(0.16)	(16.09)	(16.25)	(10.00)	26.45
10/31/2021	42.25	(0.28)	15.10	14.82	(4.37)	52.70
10/31/2020	28.61	(0.19)	16.17	15.98	(2.34)	42.25
10/31/2019	29.82	(0.13)	3.57	3.44	(4.65)	28.61
10/31/2018	28.97	(0.14)	2.82	2.68	(1.83)	29.82
Class C
4/30/2023(c)	22.88	(0.14)	0.16	0.02	–	22.90
10/31/2022	47.22	(0.36)	(13.98)	(14.34)	(10.00)	22.88
10/31/2021	38.53	(0.57)	13.63	13.06	(4.37)	47.22
10/31/2020	26.47	(0.39)	14.79	14.40	(2.34)	38.53
10/31/2019	28.14	(0.31)	3.29	2.98	(4.65)	26.47
10/31/2018	27.63	(0.35)	2.69	2.34	(1.83)	28.14
Class F
4/30/2023(c)	27.42	(0.03)	0.19	0.16	–	27.58
10/31/2022	54.15	(0.08)	(16.65)	(16.73)	(10.00)	27.42
10/31/2021	43.20	(0.17)	15.49	15.32	(4.37)	54.15
10/31/2020	29.14	(0.11)	16.51	16.40	(2.34)	43.20
10/31/2019	30.21	(0.06)	3.64	3.58	(4.65)	29.14
10/31/2018	29.26	(0.07)	2.85	2.78	(1.83)	30.21
Class F3
4/30/2023(c)	27.89	(0.02)	0.20	0.18	–	28.07
10/31/2022	54.88	(0.06)	(16.93)	(16.99)	(10.00)	27.89
10/31/2021	43.70	(0.15)	15.70	15.55	(4.37)	54.88
10/31/2020	29.43	(0.10)	16.71	16.61	(2.34)	43.70
10/31/2019	30.45	(0.05)	3.68	3.63	(4.65)	29.43
10/31/2018	29.46	(0.06)	2.88	2.82	(1.83)	30.45
Class I
4/30/2023(c)	27.67	(0.03)	0.19	0.16	–	27.83
10/31/2022	54.56	(0.08)	(16.81)	(16.89)	(10.00)	27.67
10/31/2021	43.49	(0.17)	15.61	15.44	(4.37)	54.56
10/31/2020	29.32	(0.11)	16.62	16.51	(2.34)	43.49
10/31/2019	30.37	(0.06)	3.66	3.60	(4.65)	29.32
10/31/2018	29.40	(0.07)	2.87	2.80	(1.83)	30.37
Class R2
4/30/2023(c)	25.50	(0.10)	0.18	0.08	–	25.58
10/31/2022	51.32	(0.26)	(15.56)	(15.82)	(10.00)	25.50
10/31/2021	41.38	(0.44)	14.75	14.31	(4.37)	51.32
10/31/2020	28.15	(0.27)	15.84	15.57	(2.34)	41.38
10/31/2019	29.51	(0.22)	3.51	3.29	(4.65)	28.15
10/31/2018	28.78	(0.24)	2.80	2.56	(1.83)	29.51
Class R3
4/30/2023(c)	25.51	(0.09)	0.18	0.09	–	25.60
10/31/2022	51.28	(0.23)	(15.54)	(15.77)	(10.00)	25.51
10/31/2021	41.31	(0.39)	14.73	14.34	(4.37)	51.28
10/31/2020	28.09	(0.26)	15.82	15.56	(2.34)	41.31
10/31/2019	29.43	(0.19)	3.50	3.31	(4.65)	28.09
10/31/2018	28.68	(0.21)	2.79	2.58	(1.83)	29.43

128	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.49	(d)	0.92	(e)	0.92	(e)	(0.49	)(e)	$1,475,441	83	(d)
(38.05)		0.91		0.91		(0.49)		1,569,330	146
37.77		0.89		0.89		(0.61)		2,713,887	140
60.35		0.90		0.90		(0.56)		1,920,930	93
15.32		0.93		0.93		(0.48)		1,001,973	143
9.68		0.91		0.91		(0.47)		900,405	161

0.09	(d)	1.68	(e)	1.68	(e)	(1.23	)(e)	465,854	83	(d)
(38.52)		1.66		1.66		(1.24)		543,043	146
36.75		1.64		1.64		(1.36)		1,142,002	140
59.17		1.65		1.65		(1.29)		906,259	93
14.45		1.68		1.68		(1.23)		631,400	143
8.87		1.65		1.66		(1.21)		595,344	161

0.58	(d)	0.68	(e)	0.78	(e)	(0.20	)(e)	354,760	83	(d)
(37.89)		0.66		0.76		(0.23)		775,269	146
38.13		0.64		0.74		(0.36)		4,331,228	140
60.72		0.65		0.75		(0.31)		2,708,762	93
15.63		0.68		0.78		(0.23)		1,444,533	143
9.94		0.66		0.76		(0.22)		1,315,881	161

0.65	(d)	0.59	(e)	0.59	(e)	(0.16	)(e)	415,592	83	(d)
(37.85)		0.59		0.59		(0.17)		430,492	146
38.23		0.58		0.58		(0.30)		697,858	140
60.84		0.59		0.59		(0.29)		265,851	93
15.68		0.62		0.62		(0.19)		74,378	143
10.01		0.60		0.60		(0.18)		44,379	161

0.58	(d)	0.67	(e)	0.67	(e)	(0.24	)(e)	2,178,798	83	(d)
(37.89)		0.66		0.66		(0.25)		2,087,818	146
38.13		0.64		0.64		(0.36)		1,282,161	140
60.72		0.65		0.65		(0.31)		1,037,283	93
15.62		0.68		0.68		(0.20)		520,195	143
9.96		0.66		0.66		(0.21)		702,389	161

0.31	(d)	1.27	(e)	1.27	(e)	(0.84	)(e)	2,018	83	(d)
(38.28)		1.26		1.26		(0.84)		2,155	146
37.32		1.24		1.24		(0.96)		3,275	140
59.75		1.25		1.25		(0.84)		1,551	93
14.94		1.28		1.28		(0.82)		1,153	143
9.31		1.26		1.26		(0.79)		1,332	161

0.35	(d)	1.17	(e)	1.17	(e)	(0.76	)(e)	16,231	83	(d)
(38.20)		1.16		1.16		(0.74)		13,621	146
37.44		1.14		1.14		(0.86)		21,928	140
59.94		1.15		1.15		(0.79)		18,790	93
15.03		1.18		1.18		(0.71)		13,610	143
9.41		1.16		1.16		(0.71)		15,206	161

See Notes to Financial Statements.	129

Financial Highlights (unaudited)(concluded)

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R4
4/30/2023(c)	$26.46	$(0.06)	$0.19	$0.13	$–	$26.59
10/31/2022	52.72	(0.16)	(16.10)	(16.26)	(10.00)	26.46
10/31/2021	42.26	(0.28)	15.11	14.83	(4.37)	52.72
10/31/2020	28.62	(0.18)	16.16	15.98	(2.34)	42.26
10/31/2019	29.82	(0.13)	3.58	3.45	(4.65)	28.62
10/31/2018	28.97	(0.15)	2.83	2.68	(1.83)	29.82
Class R5
4/30/2023(c)	27.68	(0.03)	0.20	0.17	–	27.85
10/31/2022	54.58	(0.08)	(16.82)	(16.90)	(10.00)	27.68
10/31/2021	43.51	(0.17)	15.61	15.44	(4.37)	54.58
10/31/2020	29.33	(0.10)	16.62	16.52	(2.34)	43.51
10/31/2019	30.38	(0.06)	3.66	3.60	(4.65)	29.33
10/31/2018	29.41	(0.07)	2.87	2.80	(1.83)	30.38
Class R6
4/30/2023(c)	27.89	(0.02)	0.20	0.18	–	28.07
10/31/2022	54.88	(0.06)	(16.93)	(16.99)	(10.00)	27.89
10/31/2021	43.70	(0.15)	15.70	15.55	(4.37)	54.88
10/31/2020	29.43	(0.08)	16.69	16.61	(2.34)	43.70
10/31/2019	30.45	(0.05)	3.68	3.63	(4.65)	29.43
10/31/2018	29.46	(0.05)	2.87	2.82	(1.83)	30.45

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

130	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.49	(d)	0.92	(e)	0.92	(e)	(0.49	)(e)	$10,643	83	(d)
(38.06)		0.91		0.91		(0.49)		10,901	146
37.79		0.89		0.89		(0.61)		18,549	140
60.33		0.90		0.90		(0.55)		12,667	93
15.35		0.93		0.93		(0.47)		6,543	143
9.68		0.91		0.91		(0.47)		6,345	161

0.61	(d)	0.67	(e)	0.67	(e)	(0.25	)(e)	9,992	83	(d)
(37.91)		0.66		0.66		(0.24)		9,706	146
38.13		0.64		0.64		(0.36)		19,722	140
60.74		0.65		0.65		(0.29)		14,216	93
15.61		0.68		0.68		(0.22)		9,344	143
9.96		0.66		0.66		(0.22)		8,598	161

0.65	(d)	0.59	(e)	0.59	(e)	(0.16	)(e)	127,824	83	(d)
(37.85)		0.59		0.59		(0.17)		124,498	146
38.23		0.58		0.58		(0.30)		181,524	140
60.84		0.60		0.60		(0.24)		65,478	93
15.68		0.62		0.62		(0.18)		36,932	143
10.01		0.60		0.60		(0.16)		25,657	161

See Notes to Financial Statements.	131

Financial Highlights (unaudited)

HEALTH CARE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2023(c)	$17.07	$(0.03)	$1.15	$1.12	$–	$–	$–
10/31/2022	21.96	(0.05)	(3.37)	(3.42)	–	(1.47)	(1.47)
10/31/2021	19.27	(0.10)	5.10	5.00	–	(2.31)	(2.31)
10/31/2020	14.48	(0.06)	4.85	4.79	–	–	–
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.51)	(0.52)	–	–	–
Class C
4/30/2023(c)	16.61	(0.09)	1.11	1.02	–	–	–
10/31/2022	21.56	(0.17)	(3.31)	(3.48)	–	(1.47)	(1.47)
10/31/2021	19.09	(0.25)	5.03	4.78	–	(2.31)	(2.31)
10/31/2020	14.45	(0.19)	4.83	4.64	–	–	–
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.04)	(0.51)	(0.55)	–	–	–
Class F
4/30/2023(c)	17.22	(0.01)	1.16	1.15	–	–	–
10/31/2022	22.08	– (h)	(3.39)	(3.39)	–	(1.47)	(1.47)
10/31/2021	19.32	(0.05)	5.12	5.07	–	(2.31)	(2.31)
10/31/2020	14.49	– (h)	4.83	4.83	– (h)	–	–
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.50)	(0.51)	–	–	–
Class F3
4/30/2023(c)	17.23	0.01	1.15	1.16	(0.05)	–	(0.05)
10/31/2022	22.07	0.02	(3.39)	(3.37)	–	(1.47)	(1.47)
10/31/2021	19.33	(0.04)	5.11	5.07	(0.02)	(2.31)	(2.33)
10/31/2020	14.49	0.02	4.83	4.85	(0.01)	–	(0.01)
7/26/2019 to 10/31/2019(f)(g)	15.00	– (h)	(0.51)	(0.51)	–	–	–
Class I
4/30/2023(c)	17.21	(0.01)	1.15	1.14	(0.02)	–	(0.02)
10/31/2022	22.07	– (h)	(3.39)	(3.39)	–	(1.47)	(1.47)
10/31/2021	19.32	(0.05)	5.11	5.06	–	(2.31)	(2.31)
10/31/2020	14.49	– (h)	4.84	4.84	(0.01)	–	(0.01)
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.50)	(0.51)	–	–	–
Class R3
4/30/2023(c)	16.91	(0.04)	1.13	1.09	–	–	–
10/31/2022	21.82	(0.09)	(3.35)	(3.44)	–	(1.47)	(1.47)
10/31/2021	19.21	(0.15)	5.07	4.92	–	(2.31)	(2.31)
10/31/2020	14.47	(0.10)	4.84	4.74	–	–	–
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.02)	(0.51)	(0.53)	–	–	–
Class R4
4/30/2023(c)	17.07	(0.03)	1.14	1.11	–	–	–
10/31/2022	21.95	(0.04)	(3.37)	(3.41)	–	(1.47)	(1.47)
10/31/2021	19.27	(0.10)	5.09	4.99	–	(2.31)	(2.31)
10/31/2020	14.48	(0.05)	4.84	4.79	–	–	–
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.51)	(0.52)	–	–	–

132	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.19	6.56	(d)	1.03	(e)	3.59	(e)	(0.34	)(e)	$4,232	45	(d)
17.07	(16.29)		1.03		4.11		(0.26)		3,177	49
21.96	28.56		1.03		3.90		(0.50)		3,507	59
19.27	33.08		1.03		6.30		(0.34)		2,022	114
14.48	(3.47	)(d)	1.03	(e)	9.00	(e)	(0.36	)(e)	906	16	(d)

17.63	6.14	(d)	1.78	(e)	4.30	(e)	(1.12	)(e)	1,151	45	(d)
16.61	(16.91)		1.78		4.85		(1.02)		607	49
21.56	27.57		1.78		4.62		(1.25)		786	59
19.09	32.11		1.78		7.05		(1.11)		328	114
14.45	(3.67	)(d)	1.78	(e)	9.84	(e)	(1.17	)(e)	129	16	(d)

18.37	6.68	(d)	0.78	(e)	3.47	(e)	(0.09	)(e)	237	45	(d)
17.22	(16.05)		0.78		3.97		0.01		373	49
22.08	28.88		0.78		3.63		(0.23)		587	59
19.32	33.34		0.78		5.73		–	(i)	109	114
14.49	(3.40	)(d)	0.78	(e)	8.95	(e)	(0.16	)(e)	483	16	(d)

18.34	6.73	(d)	0.63	(e)	3.17	(e)	0.06	(e)	33	45	(d)
17.23	(15.96)		0.68		3.69		0.09		31	49
22.07	28.91		0.71		3.55		(0.18)		40	59
19.33	33.49		0.70		5.37		0.11		35	114
14.49	(3.40	)(d)	0.70	(e)	8.72	(e)	(0.08	)(e)	483	16	(d)

18.33	6.65	(d)	0.78	(e)	3.32	(e)	(0.10	)(e)	39	45	(d)
17.21	(16.06)		0.78		3.85		(0.03)		15	49
22.07	28.82		0.78		3.66		(0.25)		20	59
19.32	33.40		0.78		5.53		0.02		17	114
14.49	(3.40	)(d)	0.78	(e)	8.85	(e)	(0.16	)(e)	106	16	(d)

18.00	6.45	(d)	1.28	(e)	3.77	(e)	(0.48	)(e)	26	45	(d)
16.91	(16.50)		1.28		4.35		(0.52)		11	49
21.82	28.19		1.28		4.17		(0.75)		15	59
19.21	32.76		1.28		6.53		(0.57)		13	114
14.47	(3.53	)(d)	1.28	(e)	9.36	(e)	(0.64	)(e)	10	16	(d)

18.18	6.50	(d)	1.03	(e)	3.59	(e)	(0.35	)(e)	12	45	(d)
17.07	(16.25)		1.03		4.10		(0.26)		11	49
21.95	28.50		1.03		3.92		(0.50)		15	59
19.27	33.08		1.03		6.27		(0.31)		13	114
14.48	(3.47	)(d)	1.03	(e)	9.12	(e)	(0.40	)(e)	10	16	(d)

See Notes to Financial Statements.	133

Financial Highlights (unaudited)(concluded)

HEALTH CARE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R5
4/30/2023(c)	$17.21	$(0.01)	$1.15	$1.14	$(0.02)	$–	$(0.02)
10/31/2022	22.07	– (h)	(3.39)	(3.39)	–	(1.47)	(1.47)
10/31/2021	19.32	(0.05)	5.12	5.07	(0.01)	(2.31)	(2.32)
10/31/2020	14.49	(0.01)	4.85	4.84	(0.01)	–	(0.01)
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.50)	(0.51)	–	–	–
Class R6
4/30/2023(c)	17.24	– (h)	1.16	1.16	(0.05)	–	(0.05)
10/31/2022	22.08	0.01	(3.38)	(3.37)	–	(1.47)	(1.47)
10/31/2021	19.34	(0.04)	5.11	5.07	(0.02)	(2.31)	(2.33)
10/31/2020	14.49	0.01	4.85	4.86	(0.01)	–	(0.01)
7/26/2019 to 10/31/2019(f)(g)	15.00	– (h)	(0.51)	(0.51)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was 7/26/2019, SEC effective date was 7/31/2019 and date shares first became available to the public was 8/1/2019.
(g)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 7/26/2019 through 7/31/2019.
(h)	Amount is less than $0.01.
(i)	Amount is less than 0.01%.

134	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.33	6.65	(d)	0.78	(e)	3.35	(e)	(0.10	)(e)	$12	45	(d)
17.21	(16.06)		0.78		3.84		(0.01)		11	49
22.07	28.86		0.78		3.67		(0.24)		15	59
19.32	33.39		0.78		6.02		(0.06)		13	114
14.49	(3.40	)(d)	0.78	(e)	8.83	(e)	(0.16	)(e)	10	16	(d)

18.35	6.73	(d)	0.63	(e)	3.18	(e)	0.05	(e)	2,152	45	(d)
17.24	(15.95)		0.68		3.68		0.08		2,198	49
22.08	28.89		0.70		3.48		(0.17)		2,851	59
19.34	33.56		0.70		5.83		0.07		1,188	114
14.49	(3.40	)(d)	0.70	(e)	8.72	(e)	(0.08	)(e)	484	16	(d)

See Notes to Financial Statements.	135

Financial Highlights (unaudited)

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2023(c)	$11.61	$0.11	$1.96	$2.07	$(0.25)	$–	$(0.25)
10/31/2022	17.67	0.26	(4.35)	(4.09)	(0.22)	(1.75)	(1.97)
10/31/2021	13.41	0.17	4.27	4.44	(0.18)	–	(0.18)
10/31/2020	13.19	0.12	0.30	0.42	(0.20)	–	(0.20)
10/31/2019	12.18	0.18	1.08	1.26	(0.25)	–	(0.25)
10/31/2018	14.10	0.19	(1.83)	(1.64)	(0.28)	–	(0.28)
Class C
4/30/2023(c)	11.53	0.03	1.99	2.02	(0.13)	–	(0.13)
10/31/2022	17.54	0.15	(4.34)	(4.19)	(0.07)	(1.75)	(1.82)
10/31/2021	13.31	0.05	4.22	4.27	(0.04)	–	(0.04)
10/31/2020	13.08	0.02	0.30	0.32	(0.09)	–	(0.09)
10/31/2019	12.02	0.08	1.08	1.16	(0.10)	–	(0.10)
10/31/2018	13.92	0.09	(1.82)	(1.73)	(0.17)	–	(0.17)
Class F
4/30/2023(c)	11.57	0.10	1.97	2.07	(0.27)	–	(0.27)
10/31/2022	17.61	0.25	(4.29)	(4.04)	(0.25)	(1.75)	(2.00)
10/31/2021	13.36	0.22	4.22	4.44	(0.19)	–	(0.19)
10/31/2020	13.13	0.10	0.35	0.45	(0.22)	–	(0.22)
10/31/2019	12.12	0.20	1.08	1.28	(0.27)	–	(0.27)
10/31/2018	14.02	0.22	(1.82)	(1.60)	(0.30)	–	(0.30)
Class F3
4/30/2023(c)	11.80	0.15	1.98	2.13	(0.29)	–	(0.29)
10/31/2022	17.92	0.33	(4.44)	(4.11)	(0.26)	(1.75)	(2.01)
10/31/2021	13.59	0.23	4.32	4.55	(0.22)	–	(0.22)
10/31/2020	13.36	0.16	0.30	0.46	(0.23)	–	(0.23)
10/31/2019	12.32	0.22	1.11	1.33	(0.29)	–	(0.29)
10/31/2018	14.25	0.24	(1.86)	(1.62)	(0.31)	–	(0.31)
Class I
4/30/2023(c)	11.77	0.13	1.99	2.12	(0.29)	–	(0.29)
10/31/2022	17.88	0.31	(4.41)	(4.10)	(0.26)	(1.75)	(2.01)
10/31/2021	13.56	0.21	4.32	4.53	(0.21)	–	(0.21)
10/31/2020	13.33	0.16	0.30	0.46	(0.23)	–	(0.23)
10/31/2019	12.30	0.23	1.08	1.31	(0.28)	–	(0.28)
10/31/2018	14.23	0.25	(1.87)	(1.62)	(0.31)	–	(0.31)
Class P
4/30/2023(c)	11.63	0.09	1.98	2.07	(0.23)	–	(0.23)
10/31/2022	17.69	0.24	(4.37)	(4.13)	(0.18)	(1.75)	(1.93)
10/31/2021	13.42	0.09	4.31	4.40	(0.13)	–	(0.13)
10/31/2020	13.20	0.09	0.30	0.39	(0.17)	–	(0.17)
10/31/2019	12.17	0.16	1.09	1.25	(0.22)	–	(0.22)
10/31/2018	14.10	0.14	(1.82)	(1.68)	(0.25)	–	(0.25)

136	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.43	18.03 (d)	0.97	(e)	1.00	(e)	1.64	(e)	$150,658	63	(d)
11.61	(25.75)	1.17		1.22		1.89		131,097	87
17.67	33.15	1.17		1.19		1.04		193,680	58
13.41	3.23	1.17		1.21		0.90		154,161	77
13.19	10.64	1.17		1.17		1.43		178,701	88
12.18	(11.91)	1.15		1.16		1.34		194,360	124

13.42	17.54 (d)	1.73	(e)	1.77	(e)	0.48	(e)	1,918	63	(d)
11.53	(26.26)	1.92		1.97		1.09		4,161	87
17.54	32.20	1.92		1.94		0.28		7,622	58
13.31	2.27	1.92		2.00		0.17		6,676	77
13.08	9.88	1.92		1.92		0.68		10,652	88
12.02	(12.59)	1.90		1.92		0.65		12,821	124

13.37	18.08 (d)	0.81	(e)	0.86	(e)	1.58	(e)	6,379	63	(d)
11.57	(25.57)	0.96		1.06		1.76		7,986	87
17.61	33.43	0.96		1.04		1.30		24,909	58
13.36	3.39	0.96		1.03		0.77		10,435	77
13.13	10.90	0.96		1.02		1.64		48,782	88
12.12	(11.77)	0.92		1.01		1.63		58,347	124

13.64	18.26 (d)	0.63	(e)	0.66	(e)	2.27	(e)	11,692	63	(d)
11.80	(25.50)	0.84		0.89		2.39		5,987	87
17.92	33.57	0.84		0.86		1.38		5,928	58
13.59	3.53	0.84		0.86		1.23		4,489	77
13.36	11.13	0.84		0.85		1.76		4,527	88
12.32	(11.62)	0.78		0.85		1.73		5,083	124

13.60	18.19 (d)	0.70	(e)	0.75	(e)	1.96	(e)	156,451	63	(d)
11.77	(25.51)	0.86		0.97		2.23		121,926	87
17.88	33.55	0.86		0.94		1.24		170,044	58
13.56	3.52	0.86		0.94		1.20		179,796	77
13.33	11.04	0.86		0.92		1.82		198,368	88
12.30	(11.65)	0.82		0.91		1.78		277,141	124

13.47	17.93 (d)	1.15	(e)	1.19	(e)	1.46	(e)	11	63	(d)
11.63	(25.89)	1.37		1.39		1.71		9	87
17.69	32.90	1.37		1.39		0.53		13	58
13.42	2.96	1.37		1.40		0.72		38	77
13.20	10.50	1.37		1.37		1.25		42	88
12.17	(12.14)	1.35		1.36		1.02		40	124

See Notes to Financial Statements.	137

Financial Highlights (unaudited) (concluded)

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
4/30/2023(c)	$11.62	$0.08	$1.97	$2.05	$(0.21)	$–	$(0.21)
10/31/2022	17.67	0.22	(4.37)	(4.15)	(0.15)	(1.75)	(1.90)
10/31/2021	13.39	0.12	4.25	4.37	(0.09)	–	(0.09)
10/31/2020	13.17	0.06	0.32	0.38	(0.16)	–	(0.16)
10/31/2019	12.13	0.14	1.08	1.22	(0.18)	–	(0.18)
10/31/2018	14.05	0.13	(1.83)	(1.70)	(0.22)	–	(0.22)
Class R3
4/30/2023(c)	11.40	0.09	1.94	2.03	(0.22)	–	(0.22)
10/31/2022	17.38	0.22	(4.28)	(4.06)	(0.17)	(1.75)	(1.92)
10/31/2021	13.20	0.13	4.18	4.31	(0.13)	–	(0.13)
10/31/2020	12.98	0.08	0.30	0.38	(0.16)	–	(0.16)
10/31/2019	11.98	0.15	1.06	1.21	(0.21)	–	(0.21)
10/31/2018	13.87	0.14	(1.79)	(1.65)	(0.24)	–	(0.24)
Class R4
4/30/2023(c)	11.55	0.11	1.95	2.06	(0.26)	–	(0.26)
10/31/2022	17.58	0.26	(4.33)	(4.07)	(0.21)	(1.75)	(1.96)
10/31/2021	13.35	0.18	4.23	4.41	(0.18)	–	(0.18)
10/31/2020	13.14	0.11	0.30	0.41	(0.20)	–	(0.20)
10/31/2019	12.13	0.18	1.09	1.27	(0.26)	–	(0.26)
10/31/2018	14.07	0.19	(1.83)	(1.64)	(0.30)	–	(0.30)
Class R5
4/30/2023(c)	11.69	0.12	1.98	2.10	(0.29)	–	(0.29)
10/31/2022	17.78	0.21	(4.29)	(4.08)	(0.26)	(1.75)	(2.01)
10/31/2021	13.50	0.22	4.27	4.49	(0.21)	–	(0.21)
10/31/2020	13.27	0.15	0.31	0.46	(0.23)	–	(0.23)
10/31/2019	12.26	0.21	1.08	1.29	(0.28)	–	(0.28)
10/31/2018	14.19	0.22	(1.84)	(1.62)	(0.31)	–	(0.31)
Class R6
4/30/2023(c)	11.79	0.13	2.00	2.13	(0.29)	–	(0.29)
10/31/2022	17.91	0.31	(4.42)	(4.11)	(0.26)	(1.75)	(2.01)
10/31/2021	13.58	0.23	4.32	4.55	(0.22)	–	(0.22)
10/31/2020	13.35	0.16	0.30	0.46	(0.23)	–	(0.23)
10/31/2019	12.32	0.22	1.10	1.32	(0.29)	–	(0.29)
10/31/2018	14.24	0.24	(1.85)	(1.61)	(0.31)	–	(0.31)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

138	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.46	17.81 (d)	1.31	(e)	1.35	(e)	1.30	(e)	$175	63	(d)
11.62	(25.98)	1.52		1.58		1.60		143	87
17.67	32.70	1.52		1.54		0.70		178	58
13.39	2.86	1.52		1.54		0.46		137	77
13.17	10.32	1.52		1.52		1.09		451	88
12.13	(12.28)	1.50		1.52		0.93		375	124

13.21	17.88 (d)	1.21	(e)	1.25	(e)	1.44	(e)	5,405	63	(d)
11.40	(25.88)	1.42		1.47		1.63		4,203	87
17.38	32.81	1.42		1.44		0.80		6,114	58
13.20	2.92	1.42		1.46		0.67		5,354	77
12.98	10.39	1.42		1.42		1.21		7,208	88
11.98	(12.18)	1.40		1.41		1.05		8,954	124

13.35	17.98 (d)	0.96	(e)	1.00	(e)	1.68	(e)	1,600	63	(d)
11.55	(25.71)	1.17		1.23		1.93		1,306	87
17.58	33.11	1.17		1.19		1.06		1,685	58
13.35	3.17	1.17		1.20		0.90		1,165	77
13.14	10.77	1.17		1.17		1.46		1,180	88
12.13	(11.96)	1.15		1.16		1.36		948	124

13.50	18.15 (d)	0.70	(e)	0.74	(e)	1.86	(e)	21	63	(d)
11.69	(25.56)	0.92		0.96		1.42		14	87
17.78	33.50	0.92		0.94		1.30		81	58
13.50	3.39	0.92		0.94		1.18		64	77
13.27	11.00	0.92		0.92		1.68		81	88
12.26	(11.68)	0.90		0.91		1.61		69	124

13.63	18.27 (d)	0.64	(e)	0.67	(e)	2.02	(e)	3,257	63	(d)
11.79	(25.51)	0.84		0.88		2.21		2,639	87
17.91	33.60	0.84		0.86		1.36		4,180	58
13.58	3.53	0.84		0.86		1.23		2,143	77
13.35	11.04	0.84		0.85		1.78		2,489	88
12.32	(11.62)	0.78		0.85		1.73		2,667	124

See Notes to Financial Statements.	139

Financial Highlights (unaudited)

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2023(c)	$14.80	$0.11		$3.03	$3.14	$(0.27)	$–	$(0.27)
10/31/2022	21.36	0.19		(6.27)	(6.08)	(0.48)	–	(0.48)
10/31/2021	15.69	0.20		5.47	5.67	–	–	–
10/31/2020	16.02	0.06		(0.18)	(0.12)	(0.21)	–	(0.21)
10/31/2019	16.84	0.16		0.77	0.93	(0.17)	(1.58)	(1.75)
10/31/2018	20.88	0.14		(3.28)	(3.14)	(0.17)	(0.73)	(0.90)
Class C
4/30/2023(c)	13.54	0.03		2.80	2.83	(0.13)	–	(0.13)
10/31/2022	19.57	0.05		(5.76)	(5.71)	(0.32)	–	(0.32)
10/31/2021	14.47	0.04		5.06	5.10	–	–	–
10/31/2020	14.78	(0.05)		(0.19)	(0.24)	(0.07)	–	(0.07)
10/31/2019	15.61	0.04		0.71	0.75	– (f)	(1.58)	(1.58)
10/31/2018	19.46	–	(f)	(3.05)	(3.05)	(0.07)	(0.73)	(0.80)
Class F
4/30/2023(c)	14.67	0.08		3.04	3.12	(0.28)	–	(0.28)
10/31/2022	21.19	0.22		(6.23)	(6.01)	(0.51)	–	(0.51)
10/31/2021	15.53	0.23		5.43	5.66	–	–	–
10/31/2020	15.86	0.07		(0.17)	(0.10)	(0.23)	–	(0.23)
10/31/2019	16.70	0.18		0.76	0.94	(0.20)	(1.58)	(1.78)
10/31/2018	20.70	0.18		(3.25)	(3.07)	(0.20)	(0.73)	(0.93)
Class F3
4/30/2023(c)	15.41	0.14		3.16	3.30	(0.32)	–	(0.32)
10/31/2022	22.22	0.27		(6.54)	(6.27)	(0.54)	–	(0.54)
10/31/2021	16.26	0.29		5.67	5.96	–	–	–
10/31/2020	16.59	0.12		(0.20)	(0.08)	(0.25)	–	(0.25)
10/31/2019	17.38	0.22		0.80	1.02	(0.23)	(1.58)	(1.81)
10/31/2018	21.49	0.23		(3.39)	(3.16)	(0.22)	(0.73)	(0.95)
Class I
4/30/2023(c)	15.31	0.13		3.14	3.27	(0.32)	–	(0.32)
10/31/2022	22.08	0.24		(6.48)	(6.24)	(0.53)	–	(0.53)
10/31/2021	16.17	0.26		5.65	5.91	–	–	–
10/31/2020	16.51	0.10		(0.19)	(0.09)	(0.25)	–	(0.25)
10/31/2019	17.32	0.21		0.79	1.00	(0.23)	(1.58)	(1.81)
10/31/2018	21.44	0.19		(3.37)	(3.18)	(0.21)	(0.73)	(0.94)
Class P
4/30/2023(c)	15.18	0.09		3.12	3.21	(0.23)	–	(0.23)
10/31/2022	21.89	0.17		(6.45)	(6.28)	(0.43)	–	(0.43)
10/31/2021	16.10	0.17		5.62	5.79	–	–	–
10/31/2020	16.43	0.05		(0.22)	(0.17)	(0.16)	–	(0.16)
10/31/2019	17.18	0.14		0.79	0.93	(0.10)	(1.58)	(1.68)
10/31/2018	21.26	0.10		(3.33)	(3.23)	(0.12)	(0.73)	(0.85)

140	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.67	21.42 (d)	1.23	(e)	1.26	(e)	1.30	(e)	$98,348	23	(d)
14.80	(29.03)	1.22		1.26		1.10		84,505	70
21.36	36.14	1.19		1.21		1.00		130,088	74
15.69	(0.84)	1.21		1.24		0.41		96,338	55
16.02	7.05	1.25		1.25		1.04		126,700	58
16.84	(15.72)	1.20		1.20		0.73		172,940	81

16.24	20.98 (d)	1.99	(e)	2.01	(e)	0.43	(e)	6,560	23	(d)
13.54	(29.58)	1.97		2.00		0.30		7,226	70
19.57	35.25	1.95		1.96		0.22		14,488	74
14.47	(1.63)	1.97		1.99		(0.38)		12,840	55
14.78	6.23	2.00		2.00		0.29		22,450	58
15.61	(16.34)	1.95		1.95		–	(g)	33,874	81

17.51	21.50 (d)	1.09	(e)	1.12	(e)	0.96	(e)	5,285	23	(d)
14.67	(28.93)	1.07		1.10		1.22		13,570	70
21.19	36.38	1.05		1.06		1.13		54,601	74
15.53	(0.72)	1.07		1.09		0.44		43,222	55
15.86	7.19	1.09		1.09		1.20		91,019	58
16.70	(15.58)	1.05		1.05		0.91		206,400	81

18.39	21.65 (d)	0.91	(e)	0.93	(e)	1.59	(e)	27,399	23	(d)
15.41	(28.83)	0.89		0.93		1.47		25,732	70
22.22	36.65	0.86		0.88		1.36		30,504	74
16.26	(0.54)	0.89		0.91		0.75		17,579	55
16.59	7.43	0.91		0.91		1.40		19,153	58
17.38	(15.46)	0.87		0.87		1.11		22,158	81

18.26	21.56 (d)	0.98	(e)	1.01	(e)	1.56	(e)	172,656	23	(d)
15.31	(28.85)	0.97		1.01		1.34		153,655	70
22.08	36.55	0.95		0.96		1.24		193,183	74
16.17	(0.62)	0.97		0.99		0.66		146,416	55
16.51	7.24	1.00		1.00		1.32		221,455	58
17.32	(15.46)	0.95		0.95		0.94		235,952	81

18.16	21.33 (d)	1.43	(e)	1.46	(e)	0.99	(e)	102	23	(d)
15.18	(29.19)	1.42		1.46		0.93		113	70
21.89	35.96	1.39		1.41		0.80		140	74
16.10	(1.08)	1.41		1.43		0.30		119	55
16.43	6.80	1.45		1.45		0.91		96	58
17.18	(15.87)	1.40		1.40		0.50		132	81

See Notes to Financial Statements.	141

Financial Highlights (unaudited) (concluded)

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
4/30/2023(c)	$14.48	$0.06	$2.99	$3.05	$(0.22)	$–	$(0.22)
10/31/2022	20.89	0.13	(6.15)	(6.02)	(0.39)	–	(0.39)
10/31/2021	15.39	0.12	5.38	5.50	–	–	–
10/31/2020	15.72	0.01	(0.20)	(0.19)	(0.14)	–	(0.14)
10/31/2019	16.54	0.11	0.75	0.86	(0.10)	(1.58)	(1.68)
10/31/2018	20.53	0.06	(3.21)	(3.15)	(0.11)	(0.73)	(0.84)
Class R3
4/30/2023(c)	14.47	0.09	2.97	3.06	(0.23)	–	(0.23)
10/31/2022	20.82	0.15	(6.15)	(6.00)	(0.35)	–	(0.35)
10/31/2021	15.32	0.10	5.40	5.50	–	–	–
10/31/2020	15.64	0.02	(0.19)	(0.17)	(0.15)	–	(0.15)
10/31/2019	16.53	0.09	0.77	0.86	(0.17)	(1.58)	(1.75)
10/31/2018	20.49	0.10	(3.21)	(3.11)	(0.12)	(0.73)	(0.85)
Class R4
4/30/2023(c)	14.72	0.11	3.02	3.13	(0.27)	–	(0.27)
10/31/2022	21.26	0.19	(6.25)	(6.06)	(0.48)	–	(0.48)
10/31/2021	15.61	0.18	5.47	5.65	–	–	–
10/31/2020	15.95	0.07	(0.19)	(0.12)	(0.22)	–	(0.22)
10/31/2019	16.79	0.14	0.78	0.92	(0.18)	(1.58)	(1.76)
10/31/2018	20.82	0.16	(3.28)	(3.12)	(0.18)	(0.73)	(0.91)
Class R5
4/30/2023(c)	15.30	0.13	3.15	3.28	(0.32)	–	(0.32)
10/31/2022	22.07	0.24	(6.48)	(6.24)	(0.53)	–	(0.53)
10/31/2021	16.17	0.14	5.76	5.90	–	–	–
10/31/2020	16.50	0.08	(0.16)	(0.08)	(0.25)	–	(0.25)
10/31/2019	17.32	0.16	0.83	0.99	(0.23)	(1.58)	(1.81)
10/31/2018	21.43	0.21	(3.38)	(3.17)	(0.21)	(0.73)	(0.94)
Class R6
4/30/2023(c)	15.41	0.14	3.16	3.30	(0.32)	–	(0.32)
10/31/2022	22.22	0.26	(6.53)	(6.27)	(0.54)	–	(0.54)
10/31/2021	16.26	0.24	5.72	5.96	–	–	–
10/31/2020	16.59	0.11	(0.19)	(0.08)	(0.25)	–	(0.25)
10/31/2019	17.39	0.21	0.80	1.01	(0.23)	(1.58)	(1.81)
10/31/2018	21.49	0.21	(3.36)	(3.15)	(0.22)	(0.73)	(0.95)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount is less than $0.01.
(g)	Amount is less than 0.01%.

142	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.31	21.21 (d)	1.59	(e)	1.61	(e)	0.78	(e)	$1,453	23	(d)
14.48	(29.28)	1.57		1.61		0.72		1,913	70
20.89	35.74	1.55		1.56		0.63		2,771	74
15.39	(1.24)	1.57		1.59		0.06		2,522	55
15.72	6.67	1.60		1.60		0.72		3,318	58
16.54	(16.00)	1.55		1.55		0.32		3,476	81

17.30	21.29 (d)	1.48	(e)	1.51	(e)	1.12	(e)	5,318	23	(d)
14.47	(29.24)	1.47		1.51		0.84		4,129	70
20.82	35.90	1.45		1.47		0.51		6,838	74
15.32	(1.17)	1.46		1.49		0.10		15,313	55
15.64	6.77	1.50		1.50		0.58		19,568	58
16.53	(15.87)	1.46		1.46		0.54		35,677	81

17.58	21.42 (d)	1.23	(e)	1.26	(e)	1.30	(e)	2,124	23	(d)
14.72	(29.02)	1.22		1.26		1.10		1,935	70
21.26	36.19	1.20		1.22		0.91		2,869	74
15.61	(0.90)	1.21		1.24		0.44		4,889	55
15.95	7.06	1.25		1.25		0.93		6,293	58
16.79	(15.70)	1.20		1.20		0.80		5,606	81

18.26	21.64 (d)	0.98	(e)	1.01	(e)	1.54	(e)	2,163	23	(d)
15.30	(28.88)	0.97		1.00		1.33		1,877	70
22.07	36.49	0.95		0.97		0.70		3,283	74
16.17	(0.56)	0.96		0.99		0.47		15,842	55
16.50	7.25	1.00		1.00		1.00		17,765	58
17.32	(15.47)	0.97		0.97		1.06		39,621	81

18.39	21.65 (d)	0.91	(e)	0.93	(e)	1.62	(e)	18,083	23	(d)
15.41	(28.83)	0.89		0.93		1.42		15,946	70
22.22	36.65	0.87		0.89		1.14		25,184	74
16.26	(0.54)	0.89		0.91		0.72		31,986	55
16.59	7.37	0.91		0.91		1.30		33,183	58
17.39	(15.41)	0.87		0.87		1.04		34,281	81

See Notes to Financial Statements.	143

Financial Highlights (unaudited)

INTERNATIONAL VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
4/30/2023(c)	$6.14	$0.07	$1.28	$1.35	$(0.07)	$7.42
10/31/2022	8.00	0.26	(1.79)	(1.53)	(0.33)	6.14
10/31/2021	6.03	0.21	1.98	2.19	(0.22)	8.00
10/31/2020	6.98	0.12	(0.94)	(0.82)	(0.13)	6.03
10/31/2019	6.73	0.20	0.26	0.46	(0.21)	6.98
10/31/2018	7.63	0.22	(0.89)	(0.67)	(0.23)	6.73
Class C
4/30/2023(c)	6.09	0.04	1.28	1.32	(0.04)	7.37
10/31/2022	7.93	0.22	(1.79)	(1.57)	(0.27)	6.09
10/31/2021	5.98	0.15	1.96	2.11	(0.16)	7.93
10/31/2020	6.92	0.07	(0.94)	(0.87)	(0.07)	5.98
10/31/2019	6.67	0.15	0.25	0.40	(0.15)	6.92
10/31/2018	7.56	0.16	(0.88)	(0.72)	(0.17)	6.67
Class F
4/30/2023(c)	6.18	0.07	1.29	1.36	(0.07)	7.47
10/31/2022	8.04	0.31	(1.83)	(1.52)	(0.34)	6.18
10/31/2021	6.06	0.23	1.98	2.21	(0.23)	8.04
10/31/2020	7.01	0.13	(0.94)	(0.81)	(0.14)	6.06
10/31/2019	6.76	0.21	0.26	0.47	(0.22)	7.01
10/31/2018	7.66	0.23	(0.89)	(0.66)	(0.24)	6.76
Class F3
4/30/2023(c)	6.19	0.09	1.28	1.37	(0.08)	7.48
10/31/2022	8.06	0.28	(1.80)	(1.52)	(0.35)	6.19
10/31/2021	6.07	0.24	1.99	2.23	(0.24)	8.06
10/31/2020	7.02	0.14	(0.95)	(0.81)	(0.14)	6.07
10/31/2019	6.77	0.22	0.26	0.48	(0.23)	7.02
10/31/2018	7.67	0.24	(0.89)	(0.65)	(0.25)	6.77
Class I
4/30/2023(c)	6.19	0.08	1.30	1.38	(0.08)	7.49
10/31/2022	8.06	0.32	(1.84)	(1.52)	(0.35)	6.19
10/31/2021	6.07	0.25	1.98	2.23	(0.24)	8.06
10/31/2020	7.03	0.15	(0.97)	(0.82)	(0.14)	6.07
10/31/2019	6.77	0.23	0.25	0.48	(0.22)	7.03
10/31/2018	7.68	0.23	(0.89)	(0.66)	(0.25)	6.77

144	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

22.04 (d)	1.01	(e)	1.06	(e)	2.09	(e)	$211,458	28	(d)
(19.56)	1.12		1.18		3.66		181,412	67
36.44	1.12		1.14		2.73		242,422	61
(11.89)	1.12		1.18		1.91		186,426	71
6.91	1.12		1.16		2.97		256,381	62
(9.05)	1.12		1.14		2.85		290,289	74

21.70 (d)	1.76	(e)	1.82	(e)	1.26	(e)	4,099	28	(d)
(20.19)	1.87		1.93		3.00		5,037	67
35.37	1.87		1.89		1.88		10,707	61
(12.58)	1.87		1.93		1.09		13,027	71
6.12	1.87		1.91		2.17		32,274	62
(9.71)	1.87		1.89		2.07		45,888	74

22.13 (d)	0.85	(e)	0.92	(e)	2.05	(e)	6,396	28	(d)
(19.45)	0.92		1.02		4.11		9,803	67
36.78	0.92		0.99		2.93		29,094	61
(11.69)	0.92		1.03		2.06		23,560	71
7.04	0.92		1.01		3.10		37,857	62
(8.87)	0.91		0.99		3.06		54,167	74

22.17 (d)	0.68	(e)	0.72	(e)	2.45	(e)	29,857	28	(d)
(19.32)	0.80		0.87		3.92		22,938	67
36.87	0.79		0.83		3.06		25,103	61
(11.57)	0.80		0.85		2.24		18,311	71
7.15	0.81		0.84		3.28		24,764	62
(8.76)	0.82		0.83		3.21		26,911	74

22.33 (d)	0.75	(e)	0.81	(e)	2.37	(e)	144,089	28	(d)
(19.33)	0.82		0.91		4.23		117,542	67
36.86	0.82		0.89		3.14		334,988	61
(11.71)	0.82		0.93		2.26		197,616	71
7.29	0.82		0.91		3.35		219,764	62
(8.89)	0.81		0.89		3.05		310,984	74

See Notes to Financial Statements.	145

Financial Highlights (unaudited)(concluded)

INTERNATIONAL VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R2
4/30/2023(c)	$6.30	$0.07	$1.31	$1.38	$(0.06)	$7.62
10/31/2022	8.21	0.21	(1.81)	(1.60)	(0.31)	6.30
10/31/2021	6.18	0.19	2.03	2.22	(0.19)	8.21
10/31/2020	7.14	0.07	(0.96)	(0.89)	(0.07)	6.18
10/31/2019	6.88	0.18	0.26	0.44	(0.18)	7.14
10/31/2018	7.80	0.18	(0.90)	(0.72)	(0.20)	6.88
Class R3
4/30/2023(c)	6.22	0.07	1.28	1.35	(0.06)	7.51
10/31/2022	8.09	0.24	(1.80)	(1.56)	(0.31)	6.22
10/31/2021	6.10	0.20	1.99	2.19	(0.20)	8.09
10/31/2020	7.05	0.11	(0.95)	(0.84)	(0.11)	6.10
10/31/2019	6.80	0.18	0.26	0.44	(0.19)	7.05
10/31/2018	7.71	0.19	(0.89)	(0.70)	(0.21)	6.80
Class R4
4/30/2023(c)	6.12	0.08	1.27	1.35	(0.07)	7.40
10/31/2022	7.98	0.27	(1.80)	(1.53)	(0.33)	6.12
10/31/2021	6.01	0.24	1.95	2.19	(0.22)	7.98
10/31/2020	6.97	0.13	(0.96)	(0.83)	(0.13)	6.01
10/31/2019	6.72	0.20	0.26	0.46	(0.21)	6.97
10/31/2018	7.62	0.20	(0.87)	(0.67)	(0.23)	6.72
Class R5
4/30/2023(c)	6.16	0.08	1.29	1.37	(0.08)	7.45
10/31/2022	8.03	0.27	(1.79)	(1.52)	(0.35)	6.16
10/31/2021	6.05	0.24	1.98	2.22	(0.24)	8.03
10/31/2020	7.01	0.14	(0.96)	(0.82)	(0.14)	6.05
10/31/2019	6.76	0.23	0.25	0.48	(0.23)	7.01
10/31/2018	7.66	0.24	(0.89)	(0.65)	(0.25)	6.76
Class R6
4/30/2023(c)	6.19	0.08	1.29	1.37	(0.08)	7.48
10/31/2022	8.06	0.29	(1.81)	(1.52)	(0.35)	6.19
10/31/2021	6.07	0.24	1.99	2.23	(0.24)	8.06
10/31/2020	7.02	0.14	(0.95)	(0.81)	(0.14)	6.07
10/31/2019	6.77	0.22	0.26	0.48	(0.23)	7.02
10/31/2018	7.67	0.24	(0.89)	(0.65)	(0.25)	6.77

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

146	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

21.91 (d)	1.34	(e)	1.40	(e)	1.83	(e)	$70	28	(d)
(19.92)	1.47		1.55		2.95		44	67
36.04	1.47		1.49		2.37		27	61
(12.47)	1.47		1.55		0.99		20	71
6.54	1.47		1.51		2.64		449	62
(9.44)	1.47		1.49		2.35		369	74

21.76 (d)	1.26	(e)	1.31	(e)	1.84	(e)	7,008	28	(d)
(19.67)	1.37		1.43		3.36		6,003	67
36.00	1.37		1.39		2.50		6,840	61
(12.00)	1.37		1.43		1.69		5,394	71
6.56	1.37		1.41		2.70		7,029	62
(9.35)	1.37		1.39		2.41		7,801	74

22.12 (d)	1.01	(e)	1.06	(e)	2.21	(e)	167	28	(d)
(19.62)	1.12		1.18		3.70		109	67
36.35	1.12		1.14		2.98		153	61
(11.90)	1.12		1.17		2.05		36	71
6.92	1.12		1.17		2.99		36	62
(9.06)	1.12		1.13		2.67		40	74

22.27 (d)	0.74	(e)	0.79	(e)	2.27	(e)	11	28	(d)
(19.40)	0.87		0.93		3.69		14	67
36.82	0.87		0.88		3.09		15	61
(11.74)	0.87		0.91		2.20		9	71
7.16	0.87		0.89		3.36		10	62
(8.78)	0.86		0.86		3.12		10	74

22.17 (d)	0.68	(e)	0.72	(e)	2.39	(e)	1,624	28	(d)
(19.32)	0.80		0.87		3.97		1,374	67
36.87	0.79		0.83		3.06		1,375	61
(11.57)	0.80		0.85		2.17		952	71
7.15	0.81		0.84		3.22		1,507	62
(8.76)	0.82		0.83		3.17		1,758	74

See Notes to Financial Statements.	147

Financial Highlights (unaudited)

MICRO CAP GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
4/30/2023(c)	$13.86	$(0.08)	$0.07	$(0.01)	$–	$13.85
10/31/2022	19.36	(0.13)	(5.37)	(5.50)	–	13.86
10/31/2021	17.51	(0.25)	7.18	6.93	(5.08)	19.36
10/31/2020	13.83	(0.18)	6.23	6.05	(2.37)	17.51
10/31/2019	18.05	(0.21)	0.98	0.77	(4.99)	13.83
10/31/2018	18.26	(0.26)	2.75	2.49	(2.70)	18.05
Class C
4/30/2023(c)	16.70	(0.15)	0.07	(0.08)	–	16.62
10/31/2022	23.49	(0.30)	(6.49)	(6.79)	–	16.70
10/31/2021	20.44	(0.49)	8.62	8.13	(5.08)	23.49
8/28/2020 to 10/31/2020(f)	20.16	(0.07)	0.35	0.28	–	20.44
Class F
4/30/2023(c)	17.07	(0.07)	0.07	– (g)	–	17.07
10/31/2022	23.77	(0.12)	(6.58)	(6.70)	–	17.07
10/31/2021	20.47	(0.25)	8.63	8.38	(5.08)	23.77
8/28/2020 to 10/31/2020(f)	20.16	(0.04)	0.35	0.31	–	20.47
Class I
4/30/2023(c)	17.07	(0.07)	0.07	– (g)	–	17.07
10/31/2022	23.77	(0.12)	(6.58)	(6.70)	–	17.07
10/31/2021	20.47	(0.24)	8.62	8.38	(5.08)	23.77
10/31/2020	15.77	(0.19)	7.26	7.07	(2.37)	20.47
10/31/2019	19.84	(0.24)	1.16	0.92	(4.99)	15.77
10/31/2018	19.80	(0.29)	3.03	2.74	(2.70)	19.84

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on August 28, 2020.
(g)	Amount is less than $0.01.
(h)	Amount is less than 0.01%.

148	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(0.07	)(d)	1.37	(e)	1.38	(e)	(1.13	)(e)	$34,540	59	(d)
(28.41)		1.40		1.41		(0.91)		36,107	87
47.12		1.36		1.37		(1.29)		61,063	102
51.19		1.56		1.56		(1.32)		11,747	115
8.33		1.66		1.66		(1.48)		12,590	94
16.32		1.63		1.63		(1.43)		11,616	73

(0.48	)(d)	2.12	(e)	2.13	(e)	(1.88	)(e)	6,246	59	(d)
(28.91)		2.15		2.16		(1.66)		6,827	87
46.03		2.12		2.13		(2.05)		13,532	102
1.29	(d)	2.03	(e)	2.05	(e)	(1.91	)(e)	849	115	(d)

–	(d)(h)	1.12	(e)	1.23	(e)	(0.88	)(e)	21,571	59	(d)
(28.19)		1.15		1.25		(0.63)		41,545	87
47.39		1.12		1.22		(1.05)		167,300	102
1.49	(d)	1.10	(e)	1.20	(e)	(0.97	)(e)	12,089	115	(d)

–	(d)(h)	1.12	(e)	1.13	(e)	(0.88	)(e)	159,087	59	(d)
(28.19)		1.15		1.16		(0.68)		149,122	87
47.39		1.11		1.12		(1.03)		155,420	102
51.47		1.44		1.45		(1.19)		90,725	115
8.34		1.66		1.66		(1.48)		119,822	94
16.31		1.63		1.63		(1.43)		133,719	73

See Notes to Financial Statements.	149

Financial Highlights (unaudited)

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income		Net realized gain	Total distri- butions
Class A
4/30/2023(c)	$16.91	$0.04	$0.43	$0.47	$(0.11)		$(1.34)	$(1.45)
10/31/2022	23.70	0.10	(4.01)	(3.91)	–		(2.88)	(2.88)
10/31/2021	16.98	0.01	7.76	7.77	(0.05)		(1.00)	(1.05)
10/31/2020	18.62	0.05	0.39	0.44	(0.07)		(2.01)	(2.08)
10/31/2019	19.50	0.05	0.84	0.89	(0.01)		(1.76)	(1.77)
10/31/2018	20.80	0.01	(0.06)	(0.05)	–		(1.25)	(1.25)
Class C
4/30/2023(c)	13.75	(0.01)	0.34	0.33	–		(1.34)	(1.34)
10/31/2022	19.92	(0.03)	(3.26)	(3.29)	–		(2.88)	(2.88)
10/31/2021	14.47	(0.13)	6.58	6.45	–		(1.00)	(1.00)
10/31/2020	16.22	(0.06)	0.32	0.26	–		(2.01)	(2.01)
10/31/2019	17.32	(0.07)	0.73	0.66	–		(1.76)	(1.76)
10/31/2018	18.75	(0.12)	(0.06)	(0.18)	–		(1.25)	(1.25)
Class F
4/30/2023(c)	17.45	0.06	0.44	0.50	(0.13)		(1.34)	(1.47)
10/31/2022	24.37	0.14	(4.15)	(4.01)	(0.03)		(2.88)	(2.91)
10/31/2021	17.42	0.04	7.98	8.02	(0.07)		(1.00)	(1.07)
10/31/2020	19.06	0.07	0.39	0.46	(0.09)		(2.01)	(2.10)
10/31/2019	19.92	0.08	0.86	0.94	(0.04)		(1.76)	(1.80)
10/31/2018	21.18	0.04	(0.04)	–	(0.01)		(1.25)	(1.26)
Class F3
4/30/2023(c)	18.11	0.07	0.46	0.53	(0.16)		(1.34)	(1.50)
10/31/2022	25.16	0.18	(4.29)	(4.11)	(0.06)		(2.88)	(2.94)
10/31/2021	17.95	0.09	8.21	8.30	(0.09)		(1.00)	(1.09)
10/31/2020	19.56	0.11	0.41	0.52	(0.12)		(2.01)	(2.13)
10/31/2019	20.38	0.12	0.88	1.00	(0.06)		(1.76)	(1.82)
10/31/2018	21.65	0.08	(0.05)	0.03	(0.05)		(1.25)	(1.30)
Class I
4/30/2023(c)	17.93	0.07	0.45	0.52	(0.16)		(1.34)	(1.50)
10/31/2022	24.95	0.15	(4.24)	(4.09)	(0.05)		(2.88)	(2.93)
10/31/2021	17.82	0.06	8.16	8.22	(0.09)		(1.00)	(1.09)
10/31/2020	19.45	0.09	0.41	0.50	(0.12)		(2.01)	(2.13)
10/31/2019	20.29	0.10	0.88	0.98	(0.06)		(1.76)	(1.82)
10/31/2018	21.59	0.06	(0.06)	–	(0.05)		(1.25)	(1.30)
Class P
4/30/2023(c)	16.38	0.02	0.41	0.43	(0.07)		(1.34)	(1.41)
10/31/2022	23.08	0.06	(3.88)	(3.82)	–		(2.88)	(2.88)
10/31/2021	16.55	(0.03)	7.56	7.53	(–	)(f)	(1.00)	(1.00)
10/31/2020	18.20	0.02	0.37	0.39	(0.03)		(2.01)	(2.04)
10/31/2019	19.13	0.01	0.82	0.83	–		(1.76)	(1.76)
10/31/2018	20.46	(0.03)	(0.05)	(0.08)	–		(1.25)	(1.25)

150	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.93	2.76 (d)	1.18	(e)	1.18	(e)	0.52	(e)	$599,392	11	(d)
16.91	(19.11)	1.16		1.16		0.53		633,570	40
23.70	47.52	1.15		1.15		0.04		851,298	56
16.98	2.35	1.18		1.18		0.29		625,448	36
18.62	5.22	1.18		1.18		0.29		775,746	51
19.50	(0.28)	1.11		1.11		0.06		922,813	54

12.74	2.35 (d)	1.93	(e)	1.93	(e)	(0.20	)(e)	35,367	11	(d)
13.75	(19.70)	1.91		1.91		(0.22)		45,211	40
19.92	46.42	1.90		1.90		(0.70)		76,310	56
14.47	1.57	1.93		1.93		(0.45)		63,709	36
16.22	4.48	1.93		1.93		(0.46)		142,020	51
17.32	(1.05)	1.87		1.87		(0.69)		225,551	54

16.48	2.85 (d)	1.03	(e)	1.03	(e)	0.69	(e)	38,398	11	(d)
17.45	(19.01)	1.01		1.01		0.71		76,594	40
24.37	47.76	1.00		1.00		0.19		189,251	56
17.42	2.50	1.03		1.03		0.44		138,870	36
19.06	5.38	1.03		1.03		0.45		210,350	51
19.92	(0.03)	0.97		0.97		0.22		390,627	54

17.14	2.92 (d)	0.83	(e)	0.83	(e)	0.86	(e)	188,706	11	(d)
18.11	(18.83)	0.82		0.82		0.87		194,437	40
25.16	48.05	0.81		0.81		0.38		255,539	56
17.95	2.69	0.83		0.83		0.64		200,055	36
19.56	5.61	0.83		0.83		0.64		260,948	51
20.38	0.13	0.78		0.78		0.39		331,176	54

16.95	2.88 (d)	0.93	(e)	0.93	(e)	0.77	(e)	252,920	11	(d)
17.93	(18.88)	0.91		0.91		0.75		246,040	40
24.95	47.93	0.89		0.89		0.28		412,964	56
17.82	2.58	0.93		0.93		0.54		218,137	36
19.45	5.51	0.93		0.93		0.54		292,610	51
20.29	(0.02)	0.86		0.86		0.30		450,720	54

15.40	2.64 (d)	1.38	(e)	1.38	(e)	0.31	(e)	12,206	11	(d)
16.38	(19.25)	1.36		1.36		0.33		12,663	40
23.08	47.19	1.35		1.35		(0.16)		17,141	56
16.55	2.18	1.38		1.38		0.10		16,560	36
18.20	5.05	1.38		1.38		0.08		22,113	51
19.13	(0.49)	1.31		1.31		(0.14)		25,501	54

See Notes to Financial Statements.	151

Financial Highlights (unaudited)(concluded)

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
4/30/2023(c)	$15.78	$0.01	$0.40	$0.41	$(0.05)	$(1.34)	$(1.39)
10/31/2022	22.37	0.03	(3.74)	(3.71)	–	(2.88)	(2.88)
10/31/2021	16.09	(0.06)	7.34	7.28	–	(1.00)	(1.00)
10/31/2020	17.75	(0.01)	0.37	0.36	(0.01)	(2.01)	(2.02)
10/31/2019	18.72	(0.01)	0.80	0.79	–	(1.76)	(1.76)
10/31/2018	20.06	(0.06)	(0.03)	(0.09)	–	(1.25)	(1.25)
Class R3
4/30/2023(c)	16.10	0.02	0.41	0.43	(0.07)	(1.34)	(1.41)
10/31/2022	22.75	0.05	(3.82)	(3.77)	–	(2.88)	(2.88)
10/31/2021	16.33	(0.04)	7.46	7.42	–	(1.00)	(1.00)
10/31/2020	17.97	0.01	0.37	0.38	(0.01)	(2.01)	(2.02)
10/31/2019	18.92	0.01	0.80	0.81	–	(1.76)	(1.76)
10/31/2018	20.25	(0.04)	(0.04)	(0.08)	–	(1.25)	(1.25)
Class R4
4/30/2023(c)	16.89	0.04	0.43	0.47	(0.11)	(1.34)	(1.45)
10/31/2022	23.67	0.10	(4.00)	(3.90)	–	(2.88)	(2.88)
10/31/2021	16.95	0.01	7.75	7.76	(0.04)	(1.00)	(1.04)
10/31/2020	18.60	0.05	0.37	0.42	(0.06)	(2.01)	(2.07)
10/31/2019	19.47	0.05	0.85	0.90	(0.01)	(1.76)	(1.77)
10/31/2018	20.79	0.01	(0.06)	(0.05)	(0.02)	(1.25)	(1.27)
Class R5
4/30/2023(c)	17.94	0.06	0.46	0.52	(0.16)	(1.34)	(1.50)
10/31/2022	24.97	0.16	(4.26)	(4.10)	(0.05)	(2.88)	(2.93)
10/31/2021	17.83	0.06	8.17	8.23	(0.09)	(1.00)	(1.09)
10/31/2020	19.46	0.09	0.41	0.50	(0.12)	(2.01)	(2.13)
10/31/2019	20.30	0.10	0.88	0.98	(0.06)	(1.76)	(1.82)
10/31/2018	21.59	0.07	(0.07)	–	(0.04)	(1.25)	(1.29)
Class R6
4/30/2023(c)	18.10	0.07	0.45	0.52	(0.16)	(1.34)	(1.50)
10/31/2022	25.14	0.18	(4.28)	(4.10)	(0.06)	(2.88)	(2.94)
10/31/2021	17.93	0.09	8.21	8.30	(0.09)	(1.00)	(1.09)
10/31/2020	19.55	0.11	0.40	0.51	(0.12)	(2.01)	(2.13)
10/31/2019	20.37	0.12	0.88	1.00	(0.06)	(1.76)	(1.82)
10/31/2018	21.65	0.08	(0.06)	0.02	(0.05)	(1.25)	(1.30)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount is less than $0.01.

152	See Notes to Financial Statements.

		Ratios to Average Net Assets:					Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$14.80	2.58 (d)	1.53	(e)	1.53	(e)	0.16 (e)	$4,312	11	(d)
15.78	(19.38)	1.51		1.51		0.19	4,433	40
22.37	47.03	1.50		1.50		(0.30)	5,845	56
16.09	1.96	1.53		1.53		(0.06)	4,879	36
17.75	4.88	1.53		1.53		(0.07)	6,483	51
18.72	(0.50)	1.46		1.46		(0.29)	7,339	54

15.12	2.63 (d)	1.43	(e)	1.43	(e)	0.27 (e)	29,165	11	(d)
16.10	(19.31)	1.41		1.41		0.28	31,104	40
22.75	47.20	1.40		1.40		(0.20)	42,047	56
16.33	2.09	1.43		1.43		0.05	41,390	36
17.97	4.94	1.43		1.43		0.04	56,855	51
18.92	(0.45)	1.36		1.36		(0.19)	77,440	54

15.91	2.76 (d)	1.18	(e)	1.18	(e)	0.51 (e)	28,024	11	(d)
16.89	(19.09)	1.16		1.16		0.53	29,341	40
23.67	47.50	1.15		1.15		0.04	42,666	56
16.95	2.34	1.18		1.18		0.29	34,990	36
18.60	5.27	1.18		1.18		0.29	43,879	51
19.47	(0.30)	1.11		1.11		0.06	54,408	54

16.96	2.87 (d)	0.93	(e)	0.93	(e)	0.75 (e)	925	11	(d)
17.94	(18.91)	0.91		0.91		0.77	1,247	40
24.97	47.87	0.90		0.90		0.28	2,066	56
17.83	2.58	0.93		0.93		0.55	1,971	36
19.46	5.55	0.93		0.93		0.52	2,599	51
20.30	(0.01)	0.87		0.87		0.31	1,927	54

17.12	2.86 (d)	0.83	(e)	0.83	(e)	0.84 (e)	34,495	11	(d)
18.10	(18.80)	0.82		0.82		0.88	32,138	40
25.14	48.02	0.81		0.81		0.39	44,123	56
17.93	2.69	0.83		0.83		0.64	29,402	36
19.55	5.62	0.83		0.83		0.66	40,149	51
20.37	0.08	0.78		0.78		0.39	93,784	54

See Notes to Financial Statements.	153

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993.

As of April 30, 2023, the Trust currently consists of thirteen funds. All funds are diversified except Lord Abbett Focused Growth Fund and Lord Abbett Focused Large Cap Value Fund. This report covers the following thirteen funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Focused Growth Fund (“Focused Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Small Cap Value Fund (“Focused Small Cap Value Fund”)	A, C, F, F3, I, R5 and R6
Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”)	A, C, F, F3 I, P, R2, R3, R4, R5 and R6
Lord Abbett Global Equity Fund (“Global Equity Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Health Care Fund (“Health Care Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett International Equity Fund (“International Equity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Opportunities Fund (“International Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Value Fund (“International Value Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Micro Cap Growth Fund (“Micro Cap Growth Fund”)	A,C,F and I
Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6

The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

Each of Focused Large Cap Value Fund’s, Global Equity Fund’s, Health Care Fund’s and International Equity Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund’s, Focused Small Cap Value Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s and Value Opportunities Fund’s investment objective is long-term capital appreciation. Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s and Focused Growth Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was

Notes to Financial Statements (continued)

accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and

Notes to Financial Statements (continued)

assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2019 through October 31, 2022. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Notes to Financial Statements (continued)

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in

Notes to Financial Statements (continued)

determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)	Total Return Swap Contracts–Each Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(l)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2023 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(m)	Foreign Taxes–The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividend, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable tax regulations and rates that exist in foreign jurisdictions which each Fund invests. These foreign

Notes to Financial Statements (continued)

taxes, if any, are paid by each Fund and reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income, foreign taxes on stock dividends are presented as a reduction of dividends, and foreign tax on gains from sales of investments and foreign taxes on currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2023, if any, are disclosed on the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction applicable to the laws, payment history and market convention. The Statement of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Alpha Strategy Fund*	.10%

*	Lord Abbett is voluntarily waiving the entire management fee of .10%. Lord Abbett may discontinue the voluntary waiver at any time without notice.

Focused Growth Fund
First $1 billion	.65%
Next $1 billion	.63%
Next $5 billion	.60%
Over $7 billion	.59%
Focused Large Cap Value Fund
First $1 billion	.59%
Over $1 billion	.53%
Focused Small Cap Value Fund	.80%
Fundamental Equity Fund
First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%
Global Equity Fund
First $1 billion	.45%
Next $2 billion	.43%
Over $3 billion	.41%
Growth Leaders Fund
First $2 billion	.55%
Over $2 billion	.50%

Notes to Financial Statements (continued)

Health Care Fund
First $1 billion	.62%
Over $1 billion	.51%
International Equity Fund(1)
First $1 billion	.45%
Over $1 billion	.40%
International Opportunities Fund
First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%
International Value Fund(1)
First $1 billion	.50%
Over $1 billion	.48%
Micro Cap Growth Fund	.90%
Value Opportunities Fund
First $1 billion	.75%
Next $1 billion	.70%
Next $3 billion	.65%
Over $5 billion	.58%

(1)	Prior to December 9, 2022 the management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

For the six months ended April 30, 2023, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Alpha Strategy Fund	.00%
Focused Growth Fund	.04%
Focused Large Cap Value Fund	.00%
Focused Small Cap Value Fund	.77%
Fundamental Equity Fund	.55%
Global Equity Fund	.00%
Growth Leaders Fund	.52%
Health Care Fund	.00%
International Equity Fund	.49%
International Opportunities Fund	.75%
International Value Fund	.52%
Micro Cap Growth Fund	.90%
Value Opportunities Fund	.74%

Notes to Financial Statements (continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees for the six months ended April 30, 2023.

Fund	Fund Administration Fee
Alpha Strategy Fund	$4,362
Focused Growth Fund	2,028
Focused Large Cap Value Fund	6,164
Focused Small Cap Value Fund	2,717
Fundamental Equity Fund	6,585
Global Equity Fund	15,810
Growth Leaders Fund	29,176
Health Care Fund	1,072
International Equity Fund	46,770
International Opportunities Fund	40,363
International Value Fund	65,483
Micro Cap Growth Fund	8,078
Value Opportunities Fund	10,403

For the six months ended April 30, 2023 and continuing through February 29, 2024 (unless otherwise noted), Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding certain of the Funds’ expenses to the following annual rates:

	Focused Growth Fund
Classes	Effective March 1, 2023	Prior to March 1, 2023
A, C, P, R2, R3, R4 and R5	.80%	.80%
F and I	.80%	.80%
F3 and R6	.67%	.71%

	Focused Large Cap Value Fund
Classes	Effective March 1, 2023	Prior to March 1, 2023
A, C, P, R2, R3, R4 and R5	.71%	.71%
F and I	.71%	.71%
F3 and R6	.71%	.71%

	Focused Small Cap Value Fund
Classes	Effective March 1, 2023	Prior to March 1, 2023
A, C, P, R2, R3, R4 and R5	1.03%	1.03%
F and I	1.03%	1.03%
F3 and R6	.97%	1.01%

	Global Equity Fund
Classes	Effective March 1, 2023	Prior to March 1, 2023
A, C, P, R2, R3, R4 and R5	.65%	.65%
F and I	.65%	.65%
F3 and R6	.58%	.58%

Notes to Financial Statements (continued)

	Health Care Fund
Classes	Effective March 1, 2023	Prior to March 1, 2023
A, C, P, R2, R3, R4 and R5	.78%	.78%
F and I	.78%	.78%
F3 and R6	.61%	.66%

International Equity Fund
Classes	Prior to March 1, 2023(1)
A, C, P, R2, R3, R4 and R5	.92%
F and I	.86%
F3 and R6	.84%

International Value Fund
Classes	Prior to March 1, 2023(1)
A, C, P, R2, R3, R4 and R5	.87%
F and I	.82%
F3 and R6	.81%

(1)	Effective March 1, 2023, the contractual fee waiver and expense reimbursement agreement was discontinued.

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”) an affiliate of Lord Abbett. The distribution and service fees are accrued daily and paid monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)(2)	Class P(3)	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	For the period ended April 30, 2023 and continuing through February 29, 2024 the Distributor has contractually agreed to waive Focused Growth Fund’s, Focused Large Cap Value Fund’s, Focused Small Cap Value Fund’s, Growth Leaders Fund’s, Health Care Fund’s and Micro Cap Growth Fund’s 0.10% 12b-1 fee for Class F shares. These agreements may be terminated only by the Fund’s Board.
(3)	Fundamental Equity Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund only.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended April 30, 2023:

	Distributor Commissions	Dealers’ Concessions
Alpha Strategy Fund	$14,803	$83,551
Focused Growth Fund	1,766	10,940
Focused Large Cap Value Fund	3,095	16,941
Focused Small Cap Value Fund	2,339	12,677
Fundamental Equity Fund	23,755	136,764
Global Equity Fund	1,068	5,578
Growth Leaders Fund	176,961	1,014,084
Health Care Fund	1,358	7,933
International Equity Fund	6,507	37,391
International Opportunities Fund	3,613	19,333
International Value Fund	10,555	55,504
Micro Cap Growth Fund	1,260	7,616
Value Opportunities Fund	20,518	116,179

The Distributor received the following amount of CDSCs for the six months ended April 30, 2023:

	Class A	Class C
Alpha Strategy Fund	$1,871	$1,083
Focused Growth Fund	–	–
Focused Large Cap Value Fund	–	438
Focused Small Cap Value Fund	600	442
Fundamental Equity Fund	6,244	249
Global Equity Fund	–	5
Growth Leaders Fund	12,267	18,044
Health Care Fund	–	–
International Equity Fund	1,178	40
International Opportunities Fund	60	42
International Value Fund	644	63
Micro Cap Growth Fund	–	43
Value Opportunities Fund	1,260	539

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

Other Related Parties

As of April 30, 2023, the percentage of Focused Small Cap Value Fund’s, Fundamental Equity Fund’s, Growth Leaders Fund’s, International Equity Fund’s, International Opportunities Fund’s, International Value Fund’s, Micro Cap Growth Fund’s and Value Opportunities Fund’s outstanding shares owned by each Fund of Funds were as follows:

Fund of Funds	Focused Small Cap Value Fund	Funda- mental Equity Fund	Growth Leaders Fund	Inter- national Equity Fund	Inter- national Oppor- tunities Fund	Inter- national Value Fund	Micro Cap Growth Fund	Value Oppor- tunities Fund
Alpha Strategy Fund	51.72%	–	–	–	36.37%	–	27.48%	9.67%
Multi-Asset Balanced Opportunity Fund	–	19.13%	3.24%	26.75%	–	19.64%	–	–
Multi-Asset Income Fund	–	5.01%	0.73%	13.57%	–	9.22%	–	–

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid quarterly for International Value Fund and annually for Alpha Strategy Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, Global Equity Fund, Growth Leaders Fund, Health Care Fund, International Equity Fund, International Opportunities Fund, Micro Cap Growth Fund and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2023 and fiscal year ended October 31, 2022 was as follows:

	Alpha Strategy Fund		Focused Growth Fund
	Six Months Ended 04/30/2023 (unaudited)	Year Ended 10/31/2022	Six Months Ended 04/30/2023 (unaudited)	Year Ended 10/31/2022
Distributions paid from:
Ordinary Income	$2,380,901	$12,006,583	$–	$5,658,041
Net long-term capital gains	39,370,188	32,798,605	–	1,575,680
Total distributions paid	$41,751,089	$44,805,188	$–	$7,233,721

	Focused Large Cap Value Fund		Focused Small Cap Value Fund
	Six Months Ended 04/30/2023 (unaudited)	Year Ended 10/31/2022	Six Months Ended 04/30/2023 (unaudited)	Year Ended 10/31/2022
Distributions paid from:
Ordinary Income	$249,971	$126,421,078	$748,091	$13,325,327
Net long-term capital gains	–	25,264,481	4,263,823	8,108,524
Return of capital	5,968,217	–	–	–
Total distributions paid	$6,218,188	$151,685,559	$5,011,914	$21,433,851

	Fundamental Equity Fund		Global Equity Fund
	Six Months Ended 04/30/2023 (unaudited)	Year Ended 10/31/2022	Six Months Ended 04/30/2023 (unaudited)	Year Ended 10/31/2022
Distributions paid from:
Ordinary Income	$23,756,230	$19,219,878	$89,173	$965,362
Net long-term capital gains	79,919,869	209,608,998	–	660,919
Total distributions paid	$103,676,099	$228,828,876	$89,173	$1,626,281

Notes to Financial Statements (continued)

	Growth Leaders Fund		Health Care Fund
	Six Months Ended 04/30/2023 (unaudited)	Year Ended 10/31/2022	Six Months Ended 04/30/2023 (unaudited)	Year Ended 10/31/2022
Distributions paid from:
Ordinary Income	$–	$684,518,562	$6,131	$143,097
Net long-term capital gains	–	1,278,899,243	–	385,484
Total distributions paid	$–	$1,963,417,805	$6,131	$528,581

	International Equity Fund		International Opportunities Fund
	Six Months Ended 04/30/2023 (unaudited)	Year Ended 10/31/2022	Six Months Ended 04/30/2023 (unaudited)	Year Ended 10/31/2022
Distributions paid from:
Ordinary Income	$6,337,912	$5,415,746	$5,793,915	$10,755,670
Net long-term capital gains	–	40,771,804	–	–
Total distributions paid	$6,337,912	$46,187,550	$5,793,915	$10,755,670

	International Value Fund		Micro Cap Growth Fund
	Six Months Ended 04/30/2023 (unaudited)	Year Ended 10/31/2022	Six Months Ended 04/30/2023 (unaudited)	Year Ended 10/31/2022
Distributions paid from:
Ordinary Income	$3,892,942	$25,093,884	$–	$–
Net long-term capital gains	–	–	–	–
Total distributions paid	$3,892,942	$25,093,884	$–	$–

			Value Opportunities Fund
			Six Months Ended 04/30/2023 (unaudited)	Year Ended 10/31/2022
Distributions paid from:
Ordinary Income			$9,033,085	$27,557,855
Net long-term capital gains			100,780,285	205,400,944
Total distributions paid			$109,813,370	$232,958,799

As of April 30, 2023, the following funds had capital losses, which will carry forward indefinitely:

Indefinite
Focused Growth Fund	$6,696,934
Growth Leaders Fund	940,969,073
Health Care Fund	769,440
International Equity Fund	3,203,219
International Opportunities Fund	30,956,850
International Value Fund	407,584,116
Micro Cap Growth Fund	71,214,351

As of April 30, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments, if any, based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
Tax cost	$692,075,052	$27,835,577	$21,297,725
Gross unrealized gain	15,251,821	2,811,743	1,229,938
Gross unrealized loss	(87,600,408)	(586,786)	(1,031,832)
Net unrealized security gain/(loss)	$(72,348,587)	$2,224,957	$198,106

Notes to Financial Statements (continued)

	Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund
Tax cost	$115,786,042	$1,630,693,547	$13,694,602
Gross unrealized gain	14,058,276	364,771,403	1,461,357
Gross unrealized loss	(13,673,196)	(87,983,699)	(346,784)
Net unrealized security gain/(loss)	$385,080	$276,787,704	$1,114,573

	Growth Leaders Fund	Health Care Fund	International Equity Fund
Tax cost	$4,920,469,693	$6,848,071	$313,240,390
Gross unrealized gain	418,875,339	1,207,832	35,651,988
Gross unrealized loss	(234,634,924)	(152,229)	(4,802,851)
Net unrealized security gain/(loss)	$184,240,415	$1,055,603	$30,849,137

	International Opportunities Fund	International Value Fund	Micro Cap Growth Fund
Tax cost	$337,967,327	$399,538,906	$184,232,526
Gross unrealized gain	27,122,441	19,589,995	48,290,072
Gross unrealized loss	(26,058,946)	(9,097,544)	(6,370,151)
Net unrealized security gain/(loss)	$1,063,495	$10,492,451	$41,919,921

	Value Opportunities Fund
Tax cost	$1,103,939,781
Gross unrealized gain	221,765,093
Gross unrealized loss	(103,387,882)
Net unrealized security gain/(loss)	$118,377,211

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, certain distributions, other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2023 were as follows:

	Purchases	Sales
Alpha Strategy Fund	$24,919,256	$76,804,124
Focused Growth Fund	39,875,148	42,591,180
Focused Large Cap Value Fund	8,553,196	5,683,427
Focused Small Cap Value Fund	38,724,325	58,342,477
Fundamental Equity Fund	326,484,229	383,912,512
Global Equity Fund	8,806,594	4,581,246
Growth Leaders Fund	4,236,948,524	4,824,314,518
Health Care Fund	4,012,425	3,083,873
International Equity Fund	202,115,143	191,632,536
International Opportunities Fund	72,715,859	99,231,655
International Value Fund	104,949,683	116,122,688
Micro Cap Growth Fund	131,597,740	144,336,580
Value Opportunities Fund	137,136,146	217,135,861

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2023.

Notes to Financial Statements (continued)

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended April 30, 2023, the following Funds engaged in cross trades:

Fund	Purchases	Sales	Gain (Loss )
Focused Large Cap Value Fund	$–	$26,566	$(1,822)
Fundamental Equity Fund	–	1,333,454	(45,064)
International Equity Fund	153,714	–	–
International Value Fund	–	153,714	65,986
Micro Cap Growth Fund	162,819	–	–

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

			Alpha Strategy Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$454,102	$–	$454,102
Total	$454,102	$–	$454,102

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$454,102	$–	$–	$(454,102)	$–
Total	$454,102	$–	$–	$(454,102)	$–

		Focused Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$616,530	$–	$616,530
Total	$616,530	$–	$616,530

Notes to Financial Statements (continued)

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$616,530	$–	$–	$(616,530)	$–
Total	$616,530	$–	$–	$(616,530)	$–

		Focused Small Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$895,549	$–	$895,549
Total	$895,549	$–	$895,549

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$895,549	$–	$–	$(895,549)	$–
Total	$895,549	$–	$–	$(895,549)	$–

		Fundamental Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$8,293,599	$–	$8,293,599
Total	$8,293,599	$–	$8,293,599

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$8,293,599	$–	$–	$(8,293,599)	$–
Total	$8,293,599	$–	$–	$(8,293,599)	$–

		Global Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$604,581	$–	$604,581
Total	$604,581	$–	$604,581

Notes to Financial Statements (continued)

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$604,581	$–	$–	$(604,581)	$–
Total	$604,581	$–	$–	$(604,581)	$–

		Growth Leaders Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$112,045,092	$–	$112,045,092
Total	$112,045,092	$–	$112,045,092

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$112,045,092	$–	$–	$(112,045,092)	$–
Total	$112,045,092	$–	$–	$(112,045,092)	$–

		Health Care Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$218,896	$–	$218,896
Total	$218,896	$–	$218,896

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$218,896	$–	$–	$(218,896)	$–
Total	$218,896	$–	$–	$(218,896)	$–

		International Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$14,477,948	$–	$14,477,948
Total	$14,477,948	$–	$14,477,948

Notes to Financial Statements (continued)

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$14,477,948	$–	$–	$(14,477,948)	$–
Total	$14,477,948	$–	$–	$(14,477,948)	$–

		International Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$8,185,007	$–	$8,185,007
Total	$8,185,007	$–	$8,185,007

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$8,185,007	$–	$–	$(8,185,007)	$–
Total	$8,185,007	$–	$–	$(8,185,007)	$–

			International Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$13,414,192	$–	$13,414,192
Total	$13,414,192	$–	$13,414,192

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$13,414,192	$–	$–	$(13,414,192)	$–
Total	$13,414,192	$–	$–	$(13,414,192)	$–

		Micro Cap Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$4,345,716	$–	$4,345,716
Total	$4,345,716	$–	$4,345,716

Notes to Financial Statements (continued)

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$4,345,716	$–	$–	$(4,345,716)	$–
Total	$4,345,716	$–	$–	$(4,345,716)	$–

		Value Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$5,038,648	$–	$5,038,648
Total	$5,038,648	$–	$5,038,648

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$5,038,648	$–	$–	$(5,038,648)	$–
Total	$5,038,648	$–	$–	$(5,038,648)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2023.

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses. The arrangement with the Trust’s prior transfer agent was discontinued effective March 6, 2023.

Notes to Financial Statements (continued)

9.	LINE OF CREDIT

For the period ended April 30, 2023, the Funds (except Alpha Strategy Fund), and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended April 30, 2023, the Participating Funds also entered into an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions. For the six months ended April 30, 2023, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended April 30, 2023, the Funds did not participate as a borrower or lender in the interfund lending program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (continued)

12.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the for the six months ended April 30, 2023:

Affiliated Issuer	Value at 10/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Appreciation (Depreciation)	Value at 4/30/2023	Shares as of 4/30/2023	Dividend Income
Lord Abbett Developing Growth Fund, Inc. – Class I	$130,614,911	$4,427,495	$(11,185,916)	$(182,437)		$(362,927)	$123,311,126	5,229,479	$–
Lord Abbett Securities Trust - Focused Small Cap Value Fund – Class I	66,432,704	2,521,943	(6,397,472)	447,094	(a)	88,620	60,992,023	2,389,970	421,077
Lord Abbett Securities Trust – International Opportunities Fund – Class I	127,886,274	2,427,053	(28,194,554)	(591,303)		23,554,017	125,081,487	6,850,027	2,427,052
Lord Abbett Securities Trust – Micro Cap Growth Fund - Class I	66,791,628	222,989	(3,821,109)	665,440		(743,109)	63,115,839	3,697,471	–
Lord Abbett Research Fund, Inc. – Small–Cap Value Fund – Class I	132,523,683	3,852,845	(15,249,773)	(1,818,186	)(b)	7,074,989	123,012,791	7,037,345	482,078
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	131,587,768	11,466,931	(11,955,300)	7,564,310	(c)	(5,110,811)	123,759,097	7,301,422	1,136,520
Total				$6,084,918		$24,500,779	$619,272,363		$4,466,727

(a)	Includes $2,100,866 of distributed capital gains.
(b)	Includes $3,370,767 of distributed capital gains.
(c)	Includes $9,793,801 of distributed capital gains.

Notes to Financial Statements (continued)

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of April 30, 2023 the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Growth Leaders Fund	$34,154,235	$33,518,262
Health Care Fund	151	152
International Equity Fund	6,164,033	6,405,956
International Opportunities Fund	2,166,982	2,258,794
International Value Fund	5,178,791	5,343,030
Micro Cap Value Fund	3,990,583	4,068,603

(1)	Statements of Assets and Liabilities location: Payable for collateral due to broker for securities lending.

14.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Large company stocks, in which Focused Growth Fund, Focused Large Cap Value Fund, Fundamental Equity Fund, Global Equity Fund, Growth Leaders Fund, International Equity Fund and International Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks. Small and mid-sized company stocks, in which Alpha Strategy Fund, Focused Small Cap Value Fund, Focused Growth Fund, Fundamental Equity Fund, Growth Leaders

Notes to Financial Statements (continued)

Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund invest, may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

In general, Focused Growth Fund and Growth Leaders Fund employ a growth investing style, Global Equity Fund employs a blended growth investing and value investing style, and Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, International Value Fund and Value Opportunities Fund employ a value investing style. Growth stocks generally are more volatile than value stocks. The price of value stocks may lag the market for long periods of time.

Global Equity Fund, International Equity Fund, International Opportunities Fund and International Value Fund are subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, foreign taxes, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market companies. Similarly, due to their investments in multinational and foreign companies, Alpha Strategy Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, Growth Leaders Fund, Health Care Fund, and Value Opportunities Fund are subject to the risks of investing in foreign securities and similarly may experience increased market, liquidity, currency, political, informational, and other risks.

Health Care Fund is subject to the risks of investing in the health care sector, including changes in government regulations, dependence on patents and intellectual property rights, expenses and losses from litigation based on product liability and similar claims, industry competition, extensive research and development, marketing, and sales costs, and rapid technological change and potential for product obsolescence. Health Care Fund is also subject to the risks of investing in structured securities. As a result, Health Care Fund is subject to the same risks associated with direct investments in the underlying securities or other instruments they seek to replicate, as well as liquidity risk and the risk that the issuer and/or the counterparty of the structured security may be unable to perform under the terms of the instrument, or may disagree as to the meaning or application of such terms.

International Value Fund is subject to the risks of investing in dividend paying stocks. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. There is no guarantee that companies that currently pay dividends will continue to do so. International Value Fund may be subject to the volatility of stocks that have high dividends per share due to recent decreases in their share prices.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks. In addition, the Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

Alpha Strategy Fund, Global Equity Fund, Health Care Fund, International Equity Fund, International Opportunities Fund and International Value Fund are subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’

Notes to Financial Statements (continued)

returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Health Care Fund, Focused Large Cap Value Fund and Focused Small Cap Value Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increased liquidity risk, as well as additional risks.

Focused Growth Fund and Focused Large Cap Value Fund are non-diversified mutual funds under the Act. The value of each Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund.

Focused Growth Fund, Focused Large Cap Value Fund, Global Equity Fund and Health Care Fund are newly organized and there can be no assurance that any of these Funds will reach or maintain a sufficient asset size to effectively implement its investment strategy. A Fund’s gross expense ratio may fluctuate during its initial operating period because of the Fund’s relatively smaller asset size and, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objectives.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged

Notes to Financial Statements (continued)

quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak has, and could again, negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The COVID-19 pandemic and its effects may last for an extended period of time. Although the long-term economic fallout of COVID-19 is difficult to predict, it has contributed to, and is likely to continue to contribute to, market volatility, inflation and systemic economic weakness. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

These factors, and others, can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Alpha Strategy Fund		Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,766,212	$38,686,578	2,656,452	$65,635,985
Reinvestment of distributions	1,135,557	22,995,033	854,256	23,799,563
Shares reacquired	(3,675,127)	(79,229,175)	(2,078,903)	(50,618,954)
Increase (decrease)	(773,358)	$(17,547,564)	1,431,805	$38,816,594

Class C Shares
Shares sold	211,168	$3,529,719	141,499	$2,724,217
Reinvestment of distributions	146,133	2,210,989	137,888	2,941,152
Shares reacquired	(991,226)	(16,014,955)	(861,355)	(16,052,650)
Decrease	(633,925)	$(10,274,247)	(581,968)	$(10,387,281)

Class F Shares
Shares sold	44,206	$959,321	420,593	$11,092,347
Reinvestment of distributions	77,672	1,593,824	173,839	4,893,568
Shares reacquired	(627,289)	(13,840,566)	(4,069,903)	(97,297,008)
Decrease	(505,411)	$(11,287,421)	(3,475,471)	$(81,311,093)

Class F3 Shares
Shares sold	272,108	$6,156,201	774,631	$19,864,073
Reinvestment of distributions	151,356	3,208,745	101,791	2,958,048
Shares reacquired	(294,998)	(6,685,452)	(462,639)	(11,557,617)
Increase	128,466	$2,679,494	413,783	$11,264,504

Class I Shares
Shares sold	738,767	$16,647,393	3,701,667	$89,286,348
Reinvestment of distributions	197,808	4,169,799	60,169	1,740,705
Shares reacquired	(610,887)	(13,731,289)	(664,760)	(15,948,273)
Increase	325,688	$7,085,903	3,097,076	$75,078,780

Notes to Financial Statements (continued)

Alpha Strategy Fund		Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	1,534	$31,307	6,219	$131,828
Reinvestment of distributions	3,138	60,126	2,172	57,439
Shares reacquired	(946)	(19,369)	(13,237)	(338,631)
Increase (decrease)	3,726	$72,064	(4,846)	$(149,364)

Class R3 Shares
Shares sold	159,972	$3,367,640	81,558	$1,895,361
Reinvestment of distributions	54,501	1,054,054	47,259	1,260,398
Shares reacquired	(166,294)	(3,466,318)	(185,565)	(4,388,762)
Increase (decrease)	48,179	$955,376	(56,748)	$(1,233,003)

Class R4 Shares
Shares sold	16,929	$360,455	43,237	$1,055,358
Reinvestment of distributions	11,809	238,418	7,709	214,155
Shares reacquired	(28,555)	(619,056)	(26,068)	(644,269)
Increase (decrease)	183	$(20,183)	24,878	$625,244

Class R5 Shares
Shares sold	849	$18,989	1,403	$36,326
Reinvestment of distributions	1,148	24,219	927	26,825
Shares reacquired	(2,427)	(55,441)	(2,200)	(55,978)
Increase (decrease)	(430)	$(12,233)	130	$7,173

Class R6 Shares
Shares sold	14,131	$318,220	16,553	$443,873
Reinvestment of distributions	5,115	108,434	4,670	135,765
Shares reacquired	(25,720)	(602,221)	(26,343)	(626,939)
Decrease	(6,474)	$(175,567)	(5,120)	$(47,301)

Focused Growth Fund		Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	164,669	$3,143,218	397,567	$9,802,654
Reinvestment of distributions	–	–	81,357	2,549,714
Shares reacquired	(155,608)	(2,981,359)	(255,242)	(5,856,512)
Increase	9,061	$161,859	223,682	$6,495,856

Class C Shares
Shares sold	33,558	$626,341	72,774	$1,749,670
Reinvestment of distributions	–	–	11,210	342,685
Shares reacquired	(33,796)	(629,148)	(40,527)	(872,229)
Increase (decrease)	(238)	$(2,807)	43,457	$1,220,126

Class F Shares
Shares sold	40,304	$780,359	166,061	$4,167,826
Reinvestment of distributions	–	–	79,309	2,507,767
Shares reacquired	(200,722)	(3,809,280)	(404,634)	(9,462,265)
Decrease	(160,418)	$(3,028,921)	(159,264)	$(2,786,672)

Notes to Financial Statements (continued)

Focused Growth Fund		Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class F3 Shares	Shares	Amount	Shares	Amount
Shares reacquired	(4,897)	$(100,000)	–	$–
Decrease	(4,897)	$(100,000)	–	$–

Class I Shares
Shares sold	374,713	$7,082,761	163,892	$4,072,166
Reinvestment of distributions	–	–	23,950	757,292
Shares reacquired	(413,185)	(7,897,192)	(83,546)	(2,077,283)
Increase (decrease)	(38,472)	$(814,431)	104,296	$2,752,175

Class R3 Shares
Shares sold	6,504	$124,411	49	$1,298
Reinvestment of distributions	–	–	–	5
Shares reacquired	(445)	(8,589)	(3)	(67)
Increase	6,059	$115,822	46	$1,236

Class R6 Shares
Shares sold	14,351	$275,499	79,659	$2,246,485
Reinvestment of distributions	–	–	351	11,126
Shares reacquired	(3,003)	(58,242)	(29,183)	(862,513)
Increase	11,348	$217,257	50,827	$1,395,098

Focused Large Cap Value Fund		Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	384,776	$4,076,407	525,579	$7,852,120
Reinvestment of distributions	380,125	3,793,645	119,788	1,829,167
Shares reacquired	(366,368)	(3,655,079)	(206,267)	(2,943,377)
Increase	398,533	$4,214,973	439,100	$6,737,910

Class C Shares
Shares sold	46,762	$487,028	291,981	$4,329,108
Reinvestment of distributions	140,112	1,399,720	53,064	810,290
Shares reacquired	(235,269)	(2,319,251)	(191,143)	(2,576,365)
Increase (decrease)	(48,395)	$(432,503)	153,902	$2,563,033

Class F Shares
Shares sold	14,920	$153,005	44,804	$674,669
Reinvestment of distributions	39,542	402,138	33,125	511,778
Shares reacquired	(119,827)	(1,242,537)	(100,527)	(1,516,121)
Decrease	(65,365)	$(687,394)	(22,598)	$(329,674)

Class I Shares
Shares sold	478,076	$5,030,033	10,544,245	$156,870,840
Reinvestment of distributions	8,800	91,262	9,683,713	148,160,810
Shares reacquired	(31,366)	(325,746)	(54,608,514)	(745,176,296)
Increase (decrease)	455,510	$4,795,549	(34,380,556)	$(440,144,646)

Notes to Financial Statements (continued)

Focused Large Cap Value Fund		Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	6,053	$61,396	5,555	$84,189
Reinvestment of distributions	2,354	23,467	11	162
Shares reacquired	(357)	(3,574)	(81)	(1,030)
Increase	8,050	$81,289	5,485	$83,321

Class R6 Shares
Shares sold	45,398	$454,257	39,545	$600,827
Shares reacquired	(5,280)	(54,006)	(21,457)	(307,987)
Increase	40,118	$400,251	18,088	$292,840

Focused Small Cap Value Fund		Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	68,581	$1,658,704	364,462	$9,550,692
Reinvestment of distributions	25,989	616,189	73,104	2,071,275
Shares reacquired	(174,009)	(4,143,983)	(406,631)	(9,997,848)
Increase (decrease)	(79,439)	$(1,869,090)	30,935	$1,624,119

Class C Shares
Shares sold	5,939	$151,092	35,376	$1,059,733
Reinvestment of distributions	4,655	117,495	16,003	483,303
Shares reacquired	(21,443)	(542,098)	(63,479)	(1,726,368)
Decrease	(10,849)	$(273,511)	(12,100)	$(183,332)

Class F Shares
Shares sold	39,227	$1,048,653	597,553	$17,996,358
Reinvestment of distributions	29,167	757,173	203,787	6,291,383
Shares reacquired	(500,240)	(13,161,044)	(1,996,037)	(56,161,721)
Decrease	(431,846)	$(11,355,218)	(1,194,697)	$(31,873,980)

Class I Shares
Shares sold	328,265	$8,536,981	525,655	$13,927,860
Reinvestment of distributions	116,433	3,013,299	358,589	11,058,876
Shares reacquired	(522,417)	(13,469,063)	(1,320,013)	(36,962,298)
Decrease	(77,719)	$(1,918,783)	(435,769)	$(11,975,562)

Class R5 Shares
Shares sold	382	$9,968	11,339	$324,585
Reinvestment of distributions	390	10,094	8	239
Shares reacquired	(3,317)	(88,718)	(1,433)	(39,360)
Increase (decrease)	(2,545)	$(68,656)	9,914	$285,464

Notes to Financial Statements (continued)

Focused Small Cap Value Fund		Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	41,169	$1,070,843	117,432	$3,526,499
Reinvestment of distributions	9,411	244,121	19,995	617,633
Shares reacquired	(17,373)	(453,131)	(77,778)	(2,126,575)
Increase	33,207	$861,833	59,649	$2,017,557

Fundamental Equity Fund		Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,793,167	$59,123,785	4,566,647	$59,486,639
Reinvestment of distributions	4,811,465	59,132,901	10,960,284	149,498,278
Shares reacquired	(9,865,569)	(120,845,372)	(12,095,264)	(155,887,181)
Increase (decrease)	(260,937)	$(2,588,686)	3,431,667	$53,097,736

Class C Shares
Shares sold	452,808	$4,799,163	570,172	$6,312,421
Reinvestment of distributions	192,213	2,022,083	577,042	6,791,781
Shares reacquired	(1,490,335)	(15,458,955)	(1,805,524)	(20,089,012)
Decrease	(845,314)	$(8,637,709)	(658,310)	$(6,984,810)

Class F Shares
Shares sold	211,161	$2,539,223	751,749	$9,711,281
Reinvestment of distributions	301,494	3,648,074	1,245,581	16,740,603
Shares reacquired	(3,210,589)	(39,251,662)	(6,154,861)	(77,191,656)
Decrease	(2,697,934)	$(33,064,365)	(4,157,531)	$(50,739,772)

Class F3 Shares
Shares sold	136,208	$1,669,841	241,135	$3,190,729
Reinvestment of distributions	78,825	984,530	164,485	2,276,471
Shares reacquired	(154,269)	(1,903,324)	(275,582)	(3,618,522)
Increase	60,764	$751,047	130,038	$1,848,678

Class I Shares
Shares sold	4,904,812	$60,866,775	28,953,306	$353,649,201
Reinvestment of distributions	2,480,521	30,708,848	2,368,365	32,541,337
Shares reacquired	(3,642,025)	(44,177,283)	(5,158,276)	(69,470,598)
Increase	3,743,308	$47,398,340	26,163,395	$316,719,940

Class P Shares
Shares sold	14,115	$167,375	25,663	$322,003
Reinvestment of distributions	17,698	212,024	40,887	544,609
Shares reacquired	(53,108)	(615,983)	(62,550)	(799,006)
Increase (decrease)	(21,295)	$(236,584)	4,000	$67,606

Class R2 Shares
Shares sold	12,717	$149,891	25,458	$312,357
Reinvestment of distributions	8,910	106,559	27,914	371,250
Shares reacquired	(11,958)	(140,092)	(101,687)	(1,328,416)
Increase (decrease)	9,669	$116,358	(48,315)	$(644,809)

Notes to Financial Statements (continued)

Fundamental Equity Fund		Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	611,157	$7,316,186	641,604	$8,068,438
Reinvestment of distributions	268,814	3,228,451	725,199	9,674,156
Shares reacquired	(718,128)	(8,500,141)	(2,031,052)	(25,963,618)
Increase (decrease)	161,843	$2,044,496	(664,249)	$(8,221,024)

Class R4 Shares
Shares sold	19,211	$231,680	58,639	$755,938
Reinvestment of distributions	12,702	155,223	25,150	341,292
Shares reacquired	(47,829)	(581,259)	(43,509)	(570,329)
Increase (decrease)	(15,916)	$(194,356)	40,280	$526,901

Class R5 Shares
Shares sold	5,739	$69,891	14,077	$178,959
Reinvestment of distributions	3,443	42,656	8,304	114,175
Shares reacquired	(7,786)	(95,889)	(25,572)	(345,160)
Increase (decrease)	1,396	$16,658	(3,191)	$(52,026)

Class R6 Shares
Shares sold	96,907	$1,199,201	745,885	$9,933,041
Reinvestment of distributions	18,548	231,855	99,623	1,379,776
Shares reacquired	(118,044)	(1,475,626)	(1,272,178)	(17,160,338)
Decrease	(2,589)	$(44,570)	(426,670)	$(5,847,521)

Global Equity Fund		Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	61,898	$752,346	86,412	$1,155,283
Reinvestment of distributions	2,590	29,998	49,363	689,106
Shares reacquired	(41,303)	(502,888)	(65,323)	(890,584)
Increase	23,185	$279,456	70,452	$953,805

Class C Shares
Shares sold	4,892	$60,544	2,541	$27,612
Reinvestment of distributions	–	–	7,990	110,825
Shares reacquired	(12,571)	(152,937)	(25,907)	(309,405)
Decrease	(7,679)	$(92,393)	(15,376)	$(170,968)

Class F Shares
Shares sold	1,897	$23,533	8,446	$111,681
Reinvestment of distributions	89	1,030	3,121	43,660
Shares reacquired	(18,804)	(233,875)	(28,375)	(325,895)
Decrease	(16,818)	$(209,312)	(16,808)	$(170,554)

Class I Shares
Shares sold	184,266	$2,167,875	–	$–
Reinvestment of distributions	1,667	19,301	–	–
Shares reacquired	(18,607)	(232,571)	(15,129)	(164,000)
Increase (decrease)	167,326	$1,954,605	(15,129)	$(164,000)

Notes to Financial Statements (continued)

Global Equity Fund		Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	4,262	$52,283	27,632	$393,703
Reinvestment of distributions	139	1,593	4,566	63,283
Shares reacquired	(1,242)	(14,913)	(15,776)	(183,248)
Increase	3,159	$38,963	16,422	$273,738

Class R4 Shares
Shares sold	772	$9,090	44,130	$596,813
Reinvestment of distributions	336	3,891	–	–
Shares reacquired	(27,332)	(336,803)	(79)	(943)
Increase (decrease)	(26,224)	$(323,822)	44,051	$595,870

Class R6 Shares
Shares sold	286,055	$3,365,459	23,651	$339,679
Reinvestment of distributions	230	2,664	–	–
Shares reacquired	(34,097)	(418,722)	(16,012)	(224,662)
Increase	252,188	$2,949,401	7,639	$115,017

Growth Leaders Fund		Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,382,955	$164,763,787	10,338,714	$353,041,641
Reinvestment of distributions	–	–	11,264,076	480,863,383
Shares reacquired	(10,193,871)	(263,169,068)	(13,769,008)	(450,276,085)
Increase (decrease)	(3,810,916)	$(98,405,281)	7,833,782	$383,628,939

Class C Shares
Shares sold	1,141,279	$25,640,553	3,270,784	$98,246,996
Reinvestment of distributions	–	–	6,190,529	230,225,777
Shares reacquired	(4,534,412)	(100,820,893)	(9,911,890)	(284,514,151)
Increase (decrease)	(3,393,133)	$(75,180,340)	(450,577)	$43,958,622

Class F Shares
Shares sold	2,390,423	$63,544,628	27,783,993	$992,176,037
Reinvestment of distributions	–	–	16,227,132	716,427,881
Shares reacquired	(17,801,254)	(477,644,647)	(95,719,769)	(3,072,794,593)
Decrease	(15,410,831)	$(414,100,019)	(51,708,644)	$(1,364,190,675)

Class F3 Shares
Shares sold	2,086,655	$56,712,949	6,006,983	$208,833,101
Reinvestment of distributions	–	–	2,856,896	128,188,907
Shares reacquired	(2,715,100)	(74,049,351)	(6,145,599)	(212,693,470)
Increase (decrease)	(628,445)	$(17,336,402)	2,718,280	$124,328,538

Class I Shares
Shares sold	25,271,222	$686,130,691	76,152,248	$2,342,464,611
Reinvestment of distributions	–	–	5,228,281	232,919,899
Shares reacquired	(22,449,725)	(606,065,247)	(29,422,402)	(928,610,855)
Increase	2,821,497	$80,065,444	51,958,127	$1,646,773,655

Notes to Financial Statements (continued)

Growth Leaders Fund		Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	10,883	$271,053	39,421	$1,263,951
Reinvestment of distributions	–	–	14,439	596,203
Shares reacquired	(16,478)	(409,084)	(33,178)	(983,712)
Increase (decrease)	(5,595)	$(138,031)	20,682	$876,442

Class R3 Shares
Shares sold	182,421	$4,615,931	199,861	$6,245,685
Reinvestment of distributions	–	–	104,557	4,314,020
Shares reacquired	(82,288)	(2,050,222)	(197,986)	(5,722,139)
Increase	100,133	$2,565,709	106,432	$4,837,566

Class R4 Shares
Shares sold	121,078	$3,190,074	139,359	$4,820,502
Reinvestment of distributions	–	–	48,603	2,075,821
Shares reacquired	(132,734)	(3,492,244)	(127,849)	(4,480,967)
Increase (decrease)	(11,656)	$(302,170)	60,113	$2,415,356

Class R5 Shares
Shares sold	63,448	$1,690,242	90,988	$3,018,150
Reinvestment of distributions	–	–	79,851	3,558,947
Shares reacquired	(55,286)	(1,497,862)	(181,553)	(6,313,507)
Increase (decrease)	8,162	$192,380	(10,714)	$263,590

Class R6 Shares
Shares sold	894,080	$24,640,938	1,594,060	$57,419,248
Reinvestment of distributions	–	–	564,971	25,350,238
Shares reacquired	(803,791)	(22,143,860)	(1,003,005)	(37,177,211)
Increase	90,289	$2,497,078	1,156,026	$45,592,275

Health Care Fund		Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	74,617	$1,295,491	66,433	$1,189,065
Reinvestment of distributions	–	–	12,293	235,294
Shares reacquired	(27,979)	(490,680)	(52,363)	(907,352)
Increase	46,638	$804,811	26,363	$517,007

Class C Shares
Shares sold	32,082	$535,473	4,992	$92,301
Reinvestment of distributions	–	–	2,622	49,195
Shares reacquired	(3,354)	(56,710)	(7,534)	(128,034)
Increase	28,728	$478,763	80	$13,462

Class F Shares
Shares sold	–	$–	9,247	$162,678
Reinvestment of distributions	–	–	1,895	36,509
Shares reacquired	(8,740)	(152,852)	(16,088)	(280,513)
Decrease	(8,740)	$(152,852)	(4,946)	$(81,326)

Notes to Financial Statements (continued)

Health Care Fund	Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	1,544	$27,273	–	$–
Shares reacquired	(314)	(5,277)	–	–
Increase	1,230	$21,996	–	$–

Class R3 Shares
Shares sold	784	$13,418	–	$–
Increase	784	$13,418	–	$–

Class R6 Shares
Shares sold	16,843	$295,014	12,669	$237,933
Reinvestment of distributions	2	28	16	309
Shares reacquired	(27,077)	(479,720)	(14,296)	(261,123)
Decrease	(10,232)	$(184,678)	(1,611)	$(22,881)

International Equity Fund	Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	956,237	$12,653,184	605,346	$8,476,787
Reinvestment of distributions	220,199	2,732,673	1,380,863	20,892,453
Shares reacquired	(1,251,921)	(16,374,637)	(1,656,816)	(22,762,275)
Increase (decrease)	(75,485)	$(988,780)	329,393	$6,606,965

Class C Shares
Shares sold	52,446	$701,926	20,602	$285,153
Reinvestment of distributions	3,857	47,985	51,685	781,993
Shares reacquired	(274,168)	(3,564,784)	(146,082)	(1,889,477)
Decrease	(217,865)	$(2,814,873)	(73,795)	$(822,331)

Class F Shares
Shares sold	20,035	$263,834	135,834	$1,971,941
Reinvestment of distributions	14,063	173,823	187,027	2,814,751
Shares reacquired	(247,480)	(3,195,295)	(1,046,704)	(14,998,501)
Decrease	(213,382)	$(2,757,638)	(723,843)	$(10,211,809)

Class F3 Shares
Shares sold	413,295	$5,532,225	240,527	$3,369,781
Reinvestment of distributions	11,725	147,620	45,022	690,193
Shares reacquired	(75,041)	(987,932)	(109,028)	(1,475,564)
Increase	349,979	$4,691,913	176,521	$2,584,410

Notes to Financial Statements (continued)

International Equity Fund	Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	1,071,245	$14,114,049	354,432	$4,704,078
Reinvestment of distributions	237,666	2,985,070	1,248,929	19,096,120
Shares reacquired	(165,609)	(2,207,393)	(755,216)	(9,822,369)
Increase	1,143,302	$14,891,726	848,145	$13,977,829

Class P Shares
Shares sold	–	$2	–	$5
Reinvestment of distributions	15	182	91	1,376
Shares reacquired	(5)	(61)	(2)	(27)
Increase	10	$123	89	$1,354

Class R2 Shares
Shares sold	1,007	$13,161	2,018	$26,451
Reinvestment of distributions	213	2,657	1,278	19,394
Shares reacquired	(561)	(7,203)	(1,013)	(13,072)
Increase	659	$8,615	2,283	$32,773

Class R3 Shares
Shares sold	92,328	$1,201,161	61,286	$804,890
Reinvestment of distributions	6,714	82,045	45,198	673,002
Shares reacquired	(58,289)	(753,826)	(89,703)	(1,195,534)
Increase	40,753	$529,380	16,781	$282,358

Class R4 Shares
Shares sold	16,499	$212,882	22,879	$313,462
Reinvestment of distributions	2,376	29,322	12,009	180,612
Shares reacquired	(12,166)	(157,801)	(17,590)	(252,827)
Increase	6,709	$84,403	17,298	$241,247

Class R5 Shares
Shares sold	777	$9,957	1,361	$19,378
Reinvestment of distributions	38	474	499	7,581
Shares reacquired	(453)	(5,938)	(5,202)	(79,784)
Increase (decrease)	362	$4,493	(3,342)	$(52,825)

Class R6 Shares
Shares sold	46,170	$615,323	26,358	$391,009
Reinvestment of distributions	1,890	23,776	11,994	183,755
Shares reacquired	(32,870)	(428,916)	(47,931)	(643,127)
Increase (decrease)	15,190	$210,183	(9,579)	$(68,363)

Notes to Financial Statements (continued)

International Opportunities Fund	Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	610,310	$10,584,295	540,543	$9,823,193
Reinvestment of distributions	93,159	1,482,166	143,264	2,819,436
Shares reacquired	(848,981)	(14,487,557)	(1,061,694)	(18,476,955)
Decrease	(145,512)	$(2,421,096)	(377,887)	$(5,834,326)

Class C Shares
Shares sold	50,107	$808,993	45,141	$751,483
Reinvestment of distributions	4,182	61,357	12,065	218,612
Shares reacquired	(184,217)	(2,891,002)	(263,767)	(4,281,191)
Decrease	(129,928)	$(2,020,652)	(206,561)	$(3,311,096)

Class F Shares
Shares sold	50,415	$812,941	280,053	$5,075,588
Reinvestment of distributions	15,662	246,987	60,590	1,180,901
Shares reacquired	(689,413)	(11,589,393)	(1,992,900)	(34,508,744)
Decrease	(623,336)	$(10,529,465)	(1,652,257)	$(28,252,255)

Class F3 Shares
Shares sold	218,592	$3,831,244	647,248	$12,087,069
Reinvestment of distributions	32,091	530,783	36,746	751,094
Shares reacquired	(430,708)	(7,658,822)	(387,143)	(6,987,281)
Increase (decrease)	(180,025)	$(3,296,795)	296,851	$5,850,882

Class I Shares
Shares sold	1,195,777	$21,222,433	1,816,657	$31,183,216
Reinvestment of distributions	175,827	2,888,844	229,563	4,664,717
Shares reacquired	(1,955,937)	(33,510,239)	(755,805)	(13,319,894)
Increase (decrease)	(584,333)	$(9,398,962)	1,290,415	$22,528,039

Class P Shares
Shares sold	151	$2,603	889	$16,507
Reinvestment of distributions	96	1,575	136	2,744
Shares reacquired	(2,055)	(35,271)	(3)	(57)
Increase (decrease)	(1,808)	$(31,093)	1,022	$19,194

Class R2 Shares
Shares sold	12,073	$202,350	29,317	$515,255
Reinvestment of distributions	1,834	28,634	2,535	48,946
Shares reacquired	(62,101)	(1,057,671)	(32,345)	(582,538)
Decrease	(48,194)	$(826,687)	(493)	$(18,337)

Class R3 Shares
Shares sold	61,463	$1,035,436	52,180	$892,532
Reinvestment of distributions	4,001	62,415	5,703	110,011
Shares reacquired	(43,482)	(717,046)	(100,979)	(1,759,227)
Increase (decrease)	21,982	$380,805	(43,096)	$(756,684)

Notes to Financial Statements (continued)

International Opportunities Fund	Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	8,767	$144,618	17,158	$297,506
Reinvestment of distributions	1,721	27,251	2,323	45,479
Shares reacquired	(21,047)	(339,092)	(23,025)	(425,375)
Decrease	(10,559)	$(167,223)	(3,544)	$(82,390)

Class R5 Shares
Shares sold	3,953	$67,975	17,487	$318,955
Reinvestment of distributions	2,367	38,883	3,892	79,057
Shares reacquired	(10,524)	(187,157)	(47,417)	(830,360)
Decrease	(4,204)	$(80,299)	(26,038)	$(432,348)

Class R6 Shares
Shares sold	105,058	$1,836,854	189,120	$3,541,519
Reinvestment of distributions	14,537	240,440	21,471	438,873
Shares reacquired	(171,131)	(2,966,395)	(309,336)	(5,775,413)
Decrease	(51,536)	$(889,101)	(98,745)	$(1,795,021)

International Value Fund	Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,665,657	$11,847,782	2,510,051	$18,393,145
Reinvestment of distributions	275,971	1,921,450	1,381,895	9,614,061
Shares reacquired	(2,992,823)	(20,889,333)	(4,641,952)	(32,922,773)
Decrease	(1,051,195)	$(7,120,101)	(750,006)	$(4,915,567)

Class C Shares
Shares sold	57,000	$396,768	76,027	$576,170
Reinvestment of distributions	3,674	25,325	40,599	283,865
Shares reacquired	(330,988)	(2,319,453)	(639,400)	(4,556,426)
Decrease	(270,314)	$(1,897,360)	(522,774)	$(3,696,391)

Class F Shares
Shares sold	36,592	$263,801	298,843	$2,203,821
Reinvestment of distributions	10,916	76,064	108,363	775,738
Shares reacquired	(778,076)	(5,442,101)	(2,436,869)	(18,196,242)
Decrease	(730,568)	$(5,102,236)	(2,029,663)	$(15,216,683)

Class F3 Shares
Shares sold	729,291	$5,234,604	1,192,368	$8,683,417
Reinvestment of distributions	42,016	295,322	168,914	1,177,485
Shares reacquired	(487,951)	(3,466,427)	(769,911)	(5,562,192)
Increase	283,356	$2,063,499	591,371	$4,298,710

Class I Shares
Shares sold	877,406	$6,297,235	2,440,075	$17,754,791
Reinvestment of distributions	204,312	1,435,598	1,734,831	12,464,851
Shares reacquired	(814,236)	(5,681,978)	(26,735,085)	(180,669,051)
Increase (decrease)	267,482	$2,050,855	(22,560,179)	$(150,449,409)

Notes to Financial Statements (continued)

International Value Fund	Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	2,403	$17,070	5,210	$39,418
Reinvestment of distributions	65	471	242	1,692
Shares reacquired	(393)	(2,922)	(1,742)	(13,611)
Increase	2,075	$14,619	3,710	$27,499

Class R3 Shares
Shares sold	75,727	$548,911	553,597	$4,422,777
Reinvestment of distributions	7,972	56,208	41,155	288,400
Shares reacquired	(116,795)	(831,487)	(474,190)	(3,618,398)
Increase (decrease)	(33,096)	$(226,368)	120,562	$1,092,779

Class R4 Shares
Shares sold	4,684	$33,165	3,802	$28,056
Reinvestment of distributions	201	1,400	949	6,611
Shares reacquired	(43)	(300)	(6,105)	(41,740)
Increase (decrease)	4,842	$34,265	(1,354)	$(7,073)

Class R5 Shares
Shares sold	28	$188	779	$5,118
Reinvestment of distributions	1	7	12	81
Shares reacquired	(753)	(5,093)	(488)	(3,832)
Increase (decrease)	(724)	$(4,898)	303	$1,367

Class R6 Shares
Shares sold	38,086	$264,903	130,461	$1,025,220
Reinvestment of distributions	1,027	7,204	3,018	20,700
Shares reacquired	(44,053)	(309,041)	(82,065)	(623,584)
Increase (decrease)	(4,940)	$(36,934)	51,414	$422,336

Micro Cap Growth Fund	Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	134,674	$1,849,087	411,987	$6,187,277
Shares reacquired	(244,786)	(3,350,663)	(962,163)	(14,689,692)
Decrease	(110,112)	$(1,501,576)	(550,176)	$(8,502,415)

Class C Shares
Shares sold	13,088	$218,351	21,274	$389,101
Shares reacquired	(46,118)	(747,788)	(188,507)	(3,305,036)
Decrease	(33,030)	$(529,437)	(167,233)	$(2,915,935)

Class F Shares
Shares sold	37,342	$628,931	700,866	$13,252,990
Shares reacquired	(1,207,727)	(20,244,830)	(5,305,389)	(91,358,721)
Decrease	(1,170,385)	$(19,615,899)	(4,604,523)	$(78,105,731)

Class I Shares
Shares sold	1,407,816	$23,789,816	3,395,449	$55,047,222
Shares reacquired	(824,914)	(13,815,734)	(1,197,112)	(20,324,862)
Increase	582,902	$9,974,082	2,198,337	$34,722,360

Notes to Financial Statements (continued)

Value Opportunities Fund	Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,280,309	$37,180,556	3,241,657	$62,191,619
Reinvestment of distributions	3,241,772	51,706,261	4,619,163	99,450,571
Shares reacquired	(5,357,211)	(86,804,735)	(6,316,042)	(118,467,953)
Increase	164,870	$2,082,082	1,544,778	$43,174,237

Class C Shares
Shares sold	167,905	$2,227,127	290,112	$4,562,011
Reinvestment of distributions	338,090	4,327,553	614,919	10,834,876
Shares reacquired	(1,018,225)	(13,089,771)	(1,447,226)	(22,311,508)
Decrease	(512,230)	$(6,535,091)	(542,195)	$(6,914,621)

Class F Shares
Shares sold	146,627	$2,430,795	973,884	$19,644,829
Reinvestment of distributions	372,103	6,135,983	1,001,710	22,217,936
Shares reacquired	(2,577,058)	(43,633,536)	(5,353,637)	(101,507,414)
Decrease	(2,058,328)	$(35,066,758)	(3,378,043)	$(59,644,649)

Class F3 Shares
Shares sold	596,281	$10,245,386	1,390,675	$28,001,791
Reinvestment of distributions	932,888	15,989,697	1,280,669	29,429,775
Shares reacquired	(1,256,299)	(21,747,634)	(2,091,701)	(42,524,914)
Increase	272,870	$4,487,449	579,643	$14,906,652

Class I Shares
Shares sold	2,018,059	$35,206,911	4,207,306	$80,562,563
Reinvestment of distributions	1,196,979	20,288,797	2,122,183	48,300,878
Shares reacquired	(2,015,121)	(34,133,547)	(9,155,084)	(183,438,438)
Increase (decrease)	1,199,917	$21,362,161	(2,825,595)	$(54,574,997)

Class P Shares
Shares sold	40,929	$634,794	94,269	$1,776,909
Reinvestment of distributions	70,733	1,091,406	101,102	2,111,009
Shares reacquired	(92,220)	(1,424,500)	(164,771)	(3,005,063)
Increase	19,442	$301,700	30,600	$882,855

Class R2 Shares
Shares sold	16,825	$249,342	68,239	$1,247,978
Reinvestment of distributions	25,906	384,437	36,753	740,566
Shares reacquired	(32,288)	(477,809)	(85,347)	(1,510,262)
Increase	10,443	$155,970	19,645	$478,282

Class R3 Shares
Shares sold	182,976	$2,839,483	234,054	$4,297,300
Reinvestment of distributions	179,093	2,715,045	257,856	5,296,366
Shares reacquired	(364,900)	(5,564,303)	(408,430)	(7,379,086)
Increase (decrease)	(2,831)	$(9,775)	83,480	$2,214,580

Notes to Financial Statements (concluded)

Value Opportunities Fund	Six Months Ended April 30, 2023 (unaudited)		Year Ended October 31, 2022
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	92,226	$1,471,294	288,149	$5,446,860
Reinvestment of distributions	152,963	2,436,699	236,131	5,076,819
Shares reacquired	(220,672)	(3,569,161)	(589,324)	(11,285,136)
Increase (decrease)	24,517	$338,832	(65,044)	$(761,457)

Class R5 Shares
Shares sold	7,843	$133,855	21,351	$380,491
Reinvestment of distributions	4,343	73,662	9,868	224,797
Shares reacquired	(27,145)	(477,935)	(44,461)	(921,109)
Decrease	(14,959)	$(270,418)	(13,242)	$(315,821)

Class R6 Shares
Shares sold	250,754	$4,309,763	272,372	$5,698,962
Reinvestment of distributions	130,086	2,227,078	187,129	4,296,484
Shares reacquired	(142,564)	(2,455,505)	(438,448)	(8,438,261)
Increase	238,276	$4,081,336	21,053	$1,557,185

16.	Foreign Withholding Tax Claims

The International Equity and International Value Funds are seeking closing agreements with the Internal Revenue Service (“IRS”) to address any U.S. income tax liabilities attributable to shareholders resulting from the recovery of foreign withholding taxes paid in prior years. The closing agreements are anticipated to result in paying a compliance fee to the IRS, on behalf of shareholders, representing the estimated tax savings generated from foreign tax credits claimed by shareholders on their tax returns in prior years. The International Equity and International Value Funds have accrued a liability for these estimated IRS compliance fees related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities, in the amount of $793,576 and $3,795,020, respectively. The actual IRS compliance fees are not anticipated to differ from the estimates, but may differ and those differences may be material.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of April 30, 2023, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Alpha Strategy Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Developing Growth Fund, Inc. - Class I	19.91%
Lord Abbett Securities Trust – Focused Small Cap Value Fund-Class I	9.85%
Lord Abbett Securities Trust – International Opportunities Fund-Class I	20.20%
Lord Abbett Securities Trust – Micro Cap Growth Fund-Class I	10.19%
Lord Abbett Research Fund, Inc. – Small Cap Value Fund-Class I	19.86%
Lord Abbett Securities Trust – Value Opportunities Fund-Class I	19.99%
Total	100.00%

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Apellis Pharmaceuticals, Inc.	2.36%
TransMedics Group, Inc.	2.29%
Duolingo, Inc.	2.23%
Inspire Medical Systems, Inc.	2.14%
Crocs, Inc.	2.14%
Xenon Pharmaceuticals, Inc.	1.92%
Deckers Outdoor Corp.	1.90%
Wingstop, Inc.	1.87%
Ventyx Biosciences, Inc.	1.86%
Lattice Semiconductor Corp.	1.81%

Holdings by Sector	% of Investments
Communication Services	1.02%
Consumer Discretionary	17.58%
Consumer Staples	0.89%
Financials	6.80%
Health Care	31.79%
Industrials	14.70%
Information Technology	24.52%
Money Market Funds	0.16%
Time Deposits	0.02%
Repurchase Agreements	2.52%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
Organon & Co.	3.35%
Cars.com, Inc.	3.19%
Masonite International Corp.	3.06%
WNS Holdings Ltd.	3.01%
Bancorp, Inc.	2.89%
Kemper Corp.	2.81%
Spectrum Brands Holdings, Inc.	2.76%
FormFactor, Inc.	2.73%
Belden, Inc.	2.72%
RenaissanceRe Holdings Ltd.	2.70%

Holdings by Sector	% of Investments
Communication Services	3.19%
Consumer Discretionary	10.86%
Consumer Staples	2.76%
Energy	6.44%
Financials	32.29%
Health Care	6.66%
Industrials	19.92%
Information Technology	8.51%
Materials	4.30%
Real Estate	4.30%
Repurchase Agreements	0.77%
Total	100.00%

International Opportunities Fund

Ten Largest Holdings	% of Investments
Brookfield Infrastructure Corp.	2.39%
Gerresheimer AG	2.14%
ANDRITZ AG	2.11%
REN - Redes Energeticas Nacionais SGPS SA	1.77%
Tecan Group AG	1.76%
B&M European Value Retail SA	1.72%
Britvic PLC	1.66%
PALTAC Corp.	1.66%
Okinawa Cellular Telephone Co.	1.56%
Freenet AG	1.53%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector	% of Investments
Communication Services	5.11%
Consumer Discretionary	12.66%
Consumer Staples	7.23%
Energy	3.21%
Financials	10.63%
Health Care	6.91%
Industrials	21.23%
Information Technology	10.36%
Materials	8.99%
Real Estate	6.44%
Utilities	4.15%
Repurchase Agreements	2.41%
Time Deposits	0.07%
Money Market Funds	0.60%
Total	100.00%

Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Arcellx, Inc.	3.50%
Agilysys, Inc.	3.34%
TransMedics Group, Inc.	3.26%
Ventyx Biosciences, Inc.	2.94%
Rambus, Inc.	2.77%
Xponential Fitness, Inc.	2.57%
Remitly Global, Inc.	2.55%
elf Beauty, Inc.	2.50%
Impinj, Inc.	2.32%
Xenon Pharmaceuticals, Inc.	2.21%

Holdings by Sector	% of Investments
Communication Services	4.01%
Consumer Discretionary	8.93%
Consumer Staples	5.76%
Financials	8.45%
Health Care	39.99%
Industrials	7.74%
Information Technology	21.40%
Repurchase Agreements	1.92%
Money Market Funds	1.62%
Time Deposits	0.18%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Small Cap Value Fund

Ten Largest Holdings	% of Investments
Bancorp, Inc.	2.32%
Masonite International Corp.	2.31%
Permian Resources Corp.	2.27%
Organon & Co.	2.14%
Cars.com, Inc.	2.07%
International Money Express, Inc.	2.02%
TechnipFMC PLC	1.91%
Belden, Inc.	1.87%
Spectrum Brands Holdings, Inc.	1.83%
Mirion Technologies, Inc.	1.81%

Holdings by Sector	% of Investments
Communication Services	3.60%
Consumer Discretionary	10.55%
Consumer Staples	5.21%
Energy	7.19%
Financials	26.26%
Health Care	6.61%
Industrials	21.07%
Information Technology	7.84%
Materials	4.06%
Real Estate	4.64%
Utilities	1.10%
Repurchase Agreements	1.87%
Total	100.00%

Value Opportunities Fund

Ten Largest Holdings	% of Investments
Molina Healthcare, Inc.	2.41%
Chesapeake Energy Corp.	2.25%
BJ’s Wholesale Club Holdings, Inc.	2.22%
EMCOR Group, Inc.	2.14%
STERIS PLC	2.08%
American Financial Group, Inc.	2.07%
AerCap Holdings NV	2.07%
Cboe Global Markets, Inc.	1.91%
Allegion PLC	1.90%
Choice Hotels International, Inc.	1.86%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector	% of Investments
Communication Services	1.33%
Consumer Discretionary	12.03%
Consumer Staples	2.22%
Energy	4.92%
Financials	17.14%
Health Care	14.30%
Industrials	21.09%
Information Technology	11.47%
Materials	6.25%
Real Estate	5.50%
Utilities	3.34%
Repurchase Agreements	0.41%
Total	100.00%

Approval of Advisory Contract

Securities Trust

(Lord Abbett Alpha Strategy Fund, Lord Abbett Focused Growth Fund, Lord Abbett Focused Large Cap Value Fund, Lord Abbett Focused Small Cap Value Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Global Equity Fund, Lord Abbett Growth Leaders Fund, Lord Abbett Health Care Fund, Lord Abbett International Equity Fund, Lord Abbett International Opportunities Fund, Lord Abbett International Value Fund, Lord Abbett Value Opportunities Fund and Lord Abbett Micro-Cap Growth Fund).

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Funds; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of each Fund other than Alpha Strategy Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Health Care Fund, International Equity Fund and International Value Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord

Approval of Advisory Contract (continued)

Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2022. With respect to Alpha Strategy Fund and Fundamental Equity Fund, the Board observed that the Funds’ investment performance was below the median of the performance peer group for the one-, three-, five- and ten-year periods. With respect to Focused Large Cap Value Fund and Healthcare Fund, the Board observed that the Funds’ investment performance was below the median of the performance peer group for the one-year period. With respect to Focused Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods. As to Focused Small Cap Value Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the ten-year period, but below the median of the performance peer group for the one-, three- and five-year periods. As to Global Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three- and five-year periods, but below the median of the performance peer group for the one-year period. As to Growth Leaders Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three-, five- and ten-year periods, and equal to the median of the performance peer group for the one-year period. As to International Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods, but below the median of the performance peer group for the ten-year period. As to International Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods, but below the median of the performance group for the five- and ten-year periods. As to International Value Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and five-year periods, but below the median of the performance peer group for the three- and ten-year periods. As to Micro-Cap Growth Fund, the Board observed that Fund’s investment performance was above the median of the performance peer group for the three-, five- and ten-year periods, but below the median of the performance peer group for the one-year period. As to Value Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three-year period, below the median of the performance peer group for the one-year period, and equal to the median of the performance peer group for the five- and ten-year periods. With respect to Alpha Strategy Fund, Focused Large Cap Fund and Focused Small Cap Value Fund, the Board took into account changes to the Fund’s portfolio management team. With respect to each Fund, the Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and

Approval of Advisory Contract (continued)

discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Alpha Strategy Fund, the Board observed that while the net total expense ratio was above the median of the expense peer group, the Fund’s actual management fee (excluding underlying fund fees) was below the median of the expense peer group. As to Micro-Cap Growth Fund, the Board observed that, although the net total expense ratio and actual management fee of the Fund were both above the median of the expense peer group, its net total expense ratio was only one basis point higher than the median. As to each of Focused Growth Fund, Focused Large Cap Value Fund, Global Equity Fund, Growth Leaders Fund, Health Care Fund, International Equity Fund, International Opportunities Fund, and International Value Fund, the Board observed that the net total expense ratio and the actual management fee were both below the median of the expense peer group. As to each of Focused Small Cap Value Fund and Value Opportunities Fund, the Board observed that the net total expense ratio was below the median of the expense peer group and the actual management fee was equal to the median of the expense peer group. As to Fundamental Equity Fund, the Board observed that the net total expense ratio and the actual management fee were both equal to the median of the expense peer group. The Board further considered that the management fee rate for International Value Fund and International Equity Fund was reduced effective December 9, 2022. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by each Fund were reasonable in light of all of the factors it considered including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately

Approval of Advisory Contract (concluded)

benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, noting one or more contractual breakpoints in the level of management fee for each Fund other than Alpha Strategy Fund, Focused Small Cap Value Fund and Micro-Cap Growth Fund, and, with respect to each of Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Global Equity Fund, and Health Care Fund, the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention 534489 Pittsburgh, PA (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund

Lord Abbett Focused Growth Fund

Lord Abbett Focused Large Cap Value Fund

Lord Abbett Focused Small Cap Value Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Global Equity Fund

Lord Abbett Growth Leaders Fund

Lord Abbett Health Care Fund

Lord Abbett International Equity Fund

Lord Abbett International Opportunities Fund

Lord Abbett International Value Fund

Lord Abbett Micro Cap Growth Fund

Lord Abbett Value Opportunities Fund

LST-3 (06/23)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Schedule of Investments is included as part of the Reports to Shareholders under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 26, 2023

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: June 26, 2023